GOLDMAN SACHS ACTIVEBETA® EMERGING MARKETS EQUITY ETF

Schedule of Investments

May 31, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – 96.8%
Argentina – 0.1%
344,036	YPF SA ADR (Energy)*	$ 1,616,969

Brazil – 3.9%
759,369	Ambev SA (Consumer Staples)	2,595,823
205,569	Atacadao SA (Consumer Staples)	862,549
688,210	B3 SA – Brasil Bolsa Balcao (Financials)	2,303,808
416,609	Banco Bradesco SA (Financials)	1,823,849
113,189	Banco Inter SA (Financials)	1,447,987
655,884	BB Seguridade Participacoes SA (Financials)	2,937,928
320,681	Cia Siderurgica Nacional SA (Materials)	2,741,457
280,980	CPFL Energia SA (Utilities)	1,561,015
227,015	Energisa SA (Utilities)	2,052,884
129,035	Engie Brasil Energia SA (Utilities)	987,948
356,802	Equatorial Energia SA (Utilities)	1,736,948
375,770	Hapvida Participacoes e Investimentos SA (Health Care)(a)	1,147,801
388,707	Klabin SA (Materials)*	1,949,583
138,041	Lojas Renner SA (Consumer Discretionary)	1,253,849
610,598	Magazine Luiza SA (Consumer Discretionary)	2,367,905
194,897	Natura & Co. Holding SA (Consumer Staples)*	1,905,021
561,106	Petroleo Brasileiro SA (Energy)	2,870,138
662,480	Raia Drogasil SA (Consumer Staples)	3,467,339
154,245	Suzano SA (Materials)*	1,817,827
229,361	Telefonica Brasil SA (Communication Services)	1,937,934
585,622	Vale SA (Materials)	12,514,877
440,500	WEG SA (Industrials)	2,901,939

		55,186,409

Chile – 0.3%
924,103	Cencosud SA (Consumer Staples)	1,797,395
269,362	Cia Cervecerias Unidas SA (Consumer Staples)	2,415,166
9,665,690	Enel Chile SA (Utilities)	572,397

		4,784,958

China – 35.7%
51,300	360 DigiTech, Inc. ADR (Financials)*	1,439,991
1,300,195	3SBio, Inc. (Health Care)*(a)	1,490,915
373,300	Agile Group Holdings Ltd. (Real Estate)	527,136

Shares	Description	Value

Common Stocks – (continued)
China – (continued)
3,089,026	Agricultural Bank of China Ltd., Class A (Financials)	$ 1,590,956
4,846,360	Agricultural Bank of China Ltd., Class H (Financials)	1,966,892
65,251	Aier Eye Hospital Group Co. Ltd., Class A (Health Care)*	859,528
21,054	Airtac International Group (Industrials)	762,757
1,939,400	Alibaba Group Holding Ltd. (Consumer Discretionary)*	51,823,946
71,800	Anhui Conch Cement Co. Ltd., Class A (Materials)	553,002
159,600	Anhui Conch Cement Co. Ltd., Class H (Materials)	987,026
193,959	ANTA Sports Products Ltd. (Consumer Discretionary)	3,910,917
18,233	Autohome, Inc. ADR (Communication Services)	1,405,217
35,030	Baidu, Inc. ADR (Communication Services)*	6,875,338
2,071,877	Bank of Beijing Co. Ltd., Class A (Financials)	1,600,634
3,323,223	Bank of China Ltd., Class A (Financials)	1,742,885
10,273,785	Bank of China Ltd., Class H (Financials)	3,891,635
2,198,002	Bank of Communications Co. Ltd., Class A (Financials)	1,701,523
2,711,103	Bank of Communications Co. Ltd., Class H (Financials)	1,830,340
1,498,416	Bank of Jiangsu Co. Ltd., Class A (Financials)	1,799,934
691,817	Bank of Nanjing Co. Ltd., Class A (Financials)	1,116,727
1,134,201	Bank of Shanghai Co. Ltd., Class A (Financials)	1,512,031
30,000	Baozun, Inc. ADR (Consumer Discretionary)*	1,040,700
1,652,583	BBMG Corp., Class A (Materials)	718,796
4,341	BeiGene Ltd. ADR (Health Care)*	1,556,292
609,047	Beijing Enterprises Holdings Ltd. (Utilities)	2,126,544
1,384,200	Beijing Enterprises Water Group Ltd. (Utilities)*	552,860
61,300	Beijing Oriental Yuhong Waterproof Technology Co. Ltd., Class A (Materials)	551,060
36,922	Beijing Yuanliu Hongyuan Electronic Technology Co. Ltd., Class A (Information Technology)	708,408

GOLDMAN SACHS ACTIVEBETA® EMERGING MARKETS EQUITY ETF

Schedule of Investments (continued)

May 31, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
China – (continued)
43,500	BGI Genomics Co. Ltd., Class A (Health Care)	$ 847,869
14,284	Bilibili, Inc. ADR (Communication Services)*	1,530,959
45,097	BYD Co. Ltd., Class A (Consumer Discretionary)	1,286,523
64,202	BYD Co. Ltd., Class H (Consumer Discretionary)	1,469,909
189,800	By-health Co. Ltd., Class A (Consumer Staples)	1,100,622
144,182	C&S Paper Co. Ltd., Class A (Consumer Staples)	759,794
13,971	Changchun High & New Technology Industry Group, Inc., Class A (Health Care)	877,507
2,840,011	China Bohai Bank Co. Ltd., Class H (Financials)(a)	1,200,185
4,276,400	China Cinda Asset Management Co. Ltd., Class H (Financials)	914,620
3,068,864	China CITIC Bank Corp. Ltd., Class H (Financials)*	1,676,478
1,315,800	China Communications Services Corp. Ltd., Class H (Industrials)	552,665
243,513	China Conch Venture Holdings Ltd. (Industrials)	1,120,069
1,324,164	China Construction Bank Corp., Class A (Financials)	1,459,627
12,709,510	China Construction Bank Corp., Class H (Financials)	10,480,044
926,615	China Everbright Bank Co. Ltd., Class A (Financials)	561,629
2,813,348	China Everbright Bank Co. Ltd., Class H (Financials)	1,199,792
926,800	China Everbright Environment Group Ltd. (Industrials)	552,868
427,000	China Evergrande Group (Real Estate)	665,683
445,300	China Feihe Ltd. (Consumer Staples)(a)	1,213,438
275,100	China Film Co. Ltd., Class A (Communication Services)	563,289
152,000	China Gas Holdings Ltd. (Utilities)	577,723
496,616	China Gezhouba Group Co. Ltd., Class A (Industrials)	552,099
537,400	China Hongqiao Group Ltd. (Materials)	868,260
1,495,900	China Jinmao Holdings Group Ltd. (Real Estate)	578,200

Shares	Description	Value

Common Stocks – (continued)
China – (continued)
705,766	China Life Insurance Co. Ltd., Class H (Financials)	$ 1,494,916
499,600	China Longyuan Power Group Corp. Ltd., Class H (Utilities)	718,358
1,336,673	China Medical System Holdings Ltd. (Health Care)	3,334,148
608,783	China Mengniu Dairy Co. Ltd. (Consumer Staples)*	3,600,224
227,608	China Merchants Bank Co. Ltd., Class A (Financials)	2,090,770
589,397	China Merchants Bank Co. Ltd., Class H (Financials)	5,444,794
333,100	China Merchants Port Holdings Co. Ltd. (Industrials)	550,195
308,057	China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A (Real Estate)	564,985
1,953,175	China Minsheng Banking Corp. Ltd., Class A (Financials)	1,447,591
3,316,110	China Minsheng Banking Corp. Ltd., Class H (Financials)	1,764,547
1,013,621	China National Building Material Co. Ltd., Class H (Materials)	1,342,527
230,200	China Overseas Land & Investment Ltd. (Real Estate)	557,593
1,979,669	China Petroleum & Chemical Corp., Class A (Energy)	1,389,514
3,276,872	China Petroleum & Chemical Corp., Class H (Energy)	1,777,444
2,220,500	China Power International Development Ltd. (Utilities)	557,879
654,411	China Railway Group Ltd., Class A (Industrials)	559,001
1,034,800	China Railway Group Ltd., Class H (Industrials)	546,631
283,721	China Resources Beer Holdings Co. Ltd. (Consumer Staples)	2,514,978
532,900	China Resources Cement Holdings Ltd. (Materials)	565,067
91,000	China Resources Gas Group Ltd. (Utilities)	563,950
146,800	China Resources Land Ltd. (Real Estate)	693,193
2,580,798	China Resources Pharmaceutical Group Ltd. (Health Care)(a)	1,835,471
424,600	China Resources Power Holdings Co. Ltd. (Utilities)	548,153

GOLDMAN SACHS ACTIVEBETA® EMERGING MARKETS EQUITY ETF

Schedule of Investments (continued)

May 31, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
China – (continued)
194,151	China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A (Health Care)	$ 794,164
179,800	China Shenhua Energy Co. Ltd., Class A (Energy)	562,678
833,568	China Shenhua Energy Co. Ltd., Class H (Energy)	1,840,798
77,026	China Tourism Group Duty Free Corp. Ltd., Class A (Consumer Discretionary)	4,164,133
12,915,916	China Tower Corp. Ltd., Class H (Communication Services)(a)	1,763,947
134,424	China Vanke Co. Ltd., Class A (Real Estate)	568,851
162,400	China Vanke Co. Ltd., Class H (Real Estate)	559,711
563,318	China Yangtze Power Co. Ltd., Class A (Utilities)	1,739,886
2,243,594	China Zheshang Bank Co. Ltd., Class A (Financials)	1,423,274
69,925	Chongqing Brewery Co. Ltd., Class A (Consumer Staples)*	1,900,607
836,348	Chongqing Rural Commercial Bank Co. Ltd., Class A (Financials)	559,448
1,239,300	Chongqing Rural Commercial Bank Co. Ltd., Class H (Financials)*	571,628
39,793	Chongqing Zhifei Biological Products Co. Ltd., Class A (Health Care)	1,174,389
973,400	CITIC Ltd. (Industrials)	1,143,775
11,300	Contemporary Amperex Technology Co. Ltd., Class A (Industrials)	726,777
226,581	COSCO SHIPPING Holdings Co. Ltd., Class A (Industrials)*	770,984
417,800	COSCO SHIPPING Holdings Co. Ltd., Class H (Industrials)*	873,119
433,300	Country Garden Holdings Co. Ltd. (Real Estate)	552,127
163,450	Country Garden Services Holdings Co. Ltd. (Industrials)	1,658,402
2,474,089	CSPC Pharmaceutical Group Ltd. (Health Care)	3,716,792
278,200	Da An Gene Co. Ltd. of Sun Yat-Sen University, Class A (Health Care)	949,248
1,471,900	Dali Foods Group Co. Ltd. (Consumer Staples)(a)	934,931

Shares	Description	Value

Common Stocks – (continued)
China – (continued)
1,753,402	Daqin Railway Co. Ltd., Class A (Industrials)	$ 1,907,997
11,300	Daqo New Energy Corp. ADR (Information Technology)*	840,494
70,600	Ecovacs Robotics Co. Ltd., Class A (Consumer Discretionary)*	1,961,191
138,717	ENN Energy Holdings Ltd. (Utilities)	2,548,611
499,700	Far East Horizon Ltd. (Financials)	547,246
471,965	Financial Street Holdings Co. Ltd., Class A (Real Estate)	552,114
625,400	Focus Media Information Technology Co. Ltd., Class A (Communication Services)	1,022,284
360,100	Fosun International Ltd. (Industrials)	580,874
70,600	Fuyao Glass Industry Group Co. Ltd., Class A (Consumer Discretionary)	570,919
232,222	GF Securities Co. Ltd., Class A (Financials)	589,261
258,850	Giant Network Group Co. Ltd., Class A (Communication Services)	562,532
129,649	Great Wall Motor Co. Ltd., Class A (Consumer Discretionary)	748,151
441,101	Great Wall Motor Co. Ltd., Class H (Consumer Discretionary)	1,224,728
78,967	GSX Techedu, Inc. ADR (Consumer Discretionary)*(b)	1,464,048
382,700	Guangdong Investment Ltd. (Utilities)	569,995
47,671	Guangdong Kinlong Hardware Products Co. Ltd., Class A (Industrials)	1,338,621
256,584	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class A (Health Care)	1,270,330
65,700	Guangzhou Kingmed Diagnostics Group Co. Ltd., Class A (Health Care)	1,503,719
824,600	Guangzhou R&F Properties Co. Ltd., Class H (Real Estate)	1,113,420
57,140	Guangzhou Tinci Materials Technology Co. Ltd., Class A (Materials)	783,819
51,319	Guangzhou Wondfo Biotech Co. Ltd., Class A (Health Care)	578,583
204,803	Guotai Junan Securities Co. Ltd., Class A (Financials)	565,994
276,926	Haidilao International Holding Ltd. (Consumer Discretionary)(a)	1,566,328
152,300	Haitian International Holdings Ltd. (Industrials)	550,411

GOLDMAN SACHS ACTIVEBETA® EMERGING MARKETS EQUITY ETF

Schedule of Investments (continued)

May 31, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
China – (continued)
309,433	Haitong Securities Co. Ltd., Class A (Financials)	$ 570,910
120,970	Hang Zhou Great Star Industrial Co. Ltd., Class A (Consumer Discretionary)*	650,011
48,424	Hangzhou First Applied Material Co. Ltd., Class A (Information Technology)	600,614
127,594	Hangzhou Oxygen Plant Group Co. Ltd., Class A (Industrials)	662,563
83,777	Hangzhou Robam Appliances Co. Ltd., Class A (Consumer Discretionary)	583,946
146,900	Hansoh Pharmaceutical Group Co. Ltd. (Health Care)*(a)	626,476
85,000	Hengan International Group Co. Ltd. (Consumer Staples)	573,311
304,978	Hengtong Optic-electric Co. Ltd., Class A (Information Technology)	569,873
1,386,252	Hesteel Co. Ltd., Class A (Materials)*	546,360
55,673	Hithink RoyalFlush Information Network Co. Ltd., Class A (Financials)	1,042,388
184,800	Hopson Development Holdings Ltd. (Real Estate)	896,440
1,011,746	Huadian Power International Corp. Ltd., Class A (Utilities)	549,681
128,400	Huadong Medicine Co. Ltd., Class A (Health Care)	1,029,257
215,600	Huatai Securities Co. Ltd., Class A (Financials)	579,583
375,300	Huatai Securities Co. Ltd., Class H (Financials)(a)	580,249
1,511,673	Huaxia Bank Co. Ltd., Class A (Financials)	1,526,271
2,076,958	Industrial & Commercial Bank of China Ltd., Class A (Financials)	1,718,704
7,969,300	Industrial & Commercial Bank of China Ltd., Class H (Financials)	5,236,543
567,221	Industrial Bank Co. Ltd., Class A (Financials)	2,072,581
114,725	Inner Mongolia Yili Industrial Group Co. Ltd., Class A (Consumer Staples)	730,666
69,795	Intco Medical Technology Co. Ltd., Class A (Health Care)	1,526,975
56,200	Jafron Biomedical Co. Ltd., Class A (Health Care)	811,871
118,463	JD.com, Inc. ADR (Consumer Discretionary)*	8,759,154

Shares	Description	Value

Common Stocks – (continued)
China – (continued)
221,335	Jiangsu Eastern Shenghong Co. Ltd., Class A (Materials)*	$ 605,774
466,400	Jiangsu Expressway Co. Ltd., Class H (Industrials)	561,254
235,436	Jiangsu Hengrui Medicine Co. Ltd., Class A (Health Care)*	3,173,774
228,758	Jilin Aodong Pharmaceutical Group Co. Ltd., Class A (Health Care)	567,899
18,609	JiuGui Liquor Co. Ltd., Class A (Consumer Staples)	696,760
247,172	Joincare Pharmaceutical Group Industry Co. Ltd., Class A (Health Care)	575,189
209,302	Jointown Pharmaceutical Group Co. Ltd., Class A (Health Care)*	561,666
152,021	Joyoung Co. Ltd., Class A (Consumer Discretionary)*	739,994
17,661	JOYY, Inc. ADR (Communication Services)	1,359,014
1,184,300	Kaisa Group Holdings Ltd. (Real Estate)*	543,208
10,600	KE Holdings, Inc. ADR (Real Estate)*	550,034
412,815	Kingboard Holdings Ltd. (Information Technology)	2,281,745
103,437	Kingdee International Software Group Co. Ltd. (Information Technology)*	393,811
39,700	Kuaishou Technology (Communication Services)*(a)	1,025,044
206,000	Kuang-Chi Technologies Co. Ltd., Class A (Consumer Discretionary)*	583,211
1,746,712	Kunlun Energy Co. Ltd. (Utilities)	1,982,675
15,094	Kweichow Moutai Co. Ltd., Class A (Consumer Staples)	5,285,329
2,507,094	Lenovo Group Ltd. (Information Technology)	3,020,206
609,472	Li Ning Co. Ltd. (Consumer Discretionary)	5,606,687
531,925	Longfor Group Holdings Ltd. (Real Estate)(a)	3,114,861
48,033	LONGi Green Energy Technology Co. Ltd., Class A (Information Technology)	733,487
17,459	Luzhou Laojiao Co. Ltd., Class A (Consumer Staples)	752,504
413,137	Meituan, Class B (Consumer Discretionary)*(a)	14,116,335
1,238,719	Metallurgical Corp. of China Ltd., Class A (Industrials)	597,137
101,202	Midea Group Co. Ltd., Class A (Consumer Discretionary)	1,311,486

GOLDMAN SACHS ACTIVEBETA® EMERGING MARKETS EQUITY ETF

Schedule of Investments (continued)

May 31, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
China – (continued)
98,776	Momo, Inc. ADR (Communication Services)	$ 1,385,827
68,859	NetEase, Inc. ADR (Communication Services)	8,120,542
145,493	New Oriental Education & Technology Group, Inc. ADR (Consumer Discretionary)*	1,488,393
65,723	NIO, Inc. ADR (Consumer Discretionary)*	2,538,222
305,671	Nongfu Spring Co. Ltd., Class H (Consumer Staples)*(a)(b)	1,760,419
219,146	Offcn Education Technology Co. Ltd., Class A (Consumer Discretionary)*	860,617
796,580	Offshore Oil Engineering Co. Ltd., Class A (Energy)	552,859
568,720	Oriental Pearl Group Co. Ltd., Class A (Communication Services)	801,932
574,420	People’s Insurance Co. Group of China Ltd. (The), Class A (Financials)	563,732
1,555,900	People’s Insurance Co. Group of China Ltd. (The), Class H (Financials)	577,336
2,957,611	PetroChina Co. Ltd., Class A (Energy)	2,168,806
4,985,417	PetroChina Co. Ltd., Class H (Energy)	2,036,175
20,747	Pharmaron Beijing Co. Ltd., Class A (Health Care)	582,845
1,995,112	PICC Property & Casualty Co. Ltd., Class H (Financials)	1,945,887
42,678	Pinduoduo, Inc. ADR (Consumer Discretionary)*	5,329,629
134,341	Ping An Insurance Group Co. of China Ltd., Class A (Financials)	1,539,273
888,236	Ping An Insurance Group Co. of China Ltd., Class H (Financials)	9,710,343
269,163	Poly Developments and Holdings Group Co. Ltd., Class A (Real Estate)*	573,955
1,520,536	Postal Savings Bank of China Co. Ltd., Class A (Financials)	1,329,887
1,897,959	Postal Savings Bank of China Co. Ltd., Class H (Financials)(a)	1,362,060
907,411	Power Construction Corp. of China Ltd., Class A (Industrials)	557,113
39,800	Proya Cosmetics Co. Ltd., Class A (Consumer Staples)*	1,046,605
553,554	RiseSun Real Estate Development Co. Ltd., Class A (Real Estate)	550,208
142,180	Rongsheng Petrochemical Co. Ltd., Class A (Materials)*	598,770

Shares	Description	Value

Common Stocks – (continued)
China – (continued)
495,457	SAIC Motor Corp. Ltd., Class A (Consumer Discretionary)	$ 1,585,525
384,860	Sailun Group Co. Ltd., Class A (Consumer Discretionary)	666,563
13,785	Sangfor Technologies, Inc., Class A (Information Technology)*	593,025
357,837	SDIC Power Holdings Co. Ltd., Class A (Utilities)	535,477
226,238	Shandong Buchang Pharmaceuticals Co. Ltd., Class A (Health Care)	814,933
92,098	Shandong Linglong Tyre Co. Ltd., Class A (Consumer Discretionary)	715,555
29,498	Shanghai Bairun Investment Holding Group Co. Ltd., Class A (Consumer Staples)	592,044
1,205,774	Shanghai Construction Group Co. Ltd., Class A (Industrials)	552,856
738,145	Shanghai International Port Group Co. Ltd., Class A (Industrials)	552,870
165,407	Shanghai Lingang Holdings Corp. Ltd., Class A (Real Estate)	553,997
159,964	Shanghai Pharmaceuticals Holding Co. Ltd., Class A (Health Care)	574,449
867,440	Shanghai Pharmaceuticals Holding Co. Ltd., Class H (Health Care)	1,895,482
1,102,830	Shanghai Pudong Development Bank Co. Ltd., Class A (Financials)	1,792,304
477,709	Shanghai RAAS Blood Products Co. Ltd., Class A (Health Care)	567,085
888,454	Shanxi Taigang Stainless Steel Co. Ltd., Class A (Materials)*	929,120
21,681	Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A (Consumer Staples)	1,540,156
584,900	Shenergy Co. Ltd., Class A (Utilities)	539,116
752,300	Shenwan Hongyuan Group Co. Ltd., Class A (Financials)	567,016
347,700	Shenzhen International Holdings Ltd. (Industrials)	529,513
1,579,000	Shenzhen Investment Ltd. (Real Estate)	565,563
1,120,445	Shenzhen Overseas Chinese Town Co. Ltd., Class A (Consumer Discretionary)	1,465,542
47,900	Shenzhou International Group Holdings Ltd. (Consumer Discretionary)	1,266,389
163,288	Shijiazhuang Yiling Pharmaceutical Co. Ltd., Class A (Health Care)	738,430

GOLDMAN SACHS ACTIVEBETA® EMERGING MARKETS EQUITY ETF

Schedule of Investments (continued)

May 31, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
China – (continued)
726,951	Sichuan Chuantou Energy Co. Ltd., Class A (Utilities)	$ 1,316,126
67,442	Sichuan Swellfun Co. Ltd., Class A (Consumer Staples)	1,349,687
19,125	Silergy Corp. (Information Technology)	2,409,541
946,511	Sinopec Shanghai Petrochemical Co. Ltd., Class A (Materials)	552,881
270,000	Sinopharm Group Co. Ltd., Class H (Health Care)	900,986
235,000	Sinotruk Hong Kong Ltd. (Industrials)	564,375
18,411	Skshu Paint Co. Ltd., Class A (Materials)	656,476
195,765	Smoore International Holdings Ltd. (Consumer Staples)(a)(b)	1,301,485
2,012,502	Sun Art Retail Group Ltd. (Consumer Staples)*(b)	1,529,828
232,900	Sunac China Holdings Ltd. (Real Estate)	856,702
54,843	Sungrow Power Supply Co. Ltd., Class A (Industrials)	780,039
973,182	Suning.com Co. Ltd., Class A (Consumer Discretionary)	1,046,761
11,751	Suzhou Maxwell Technologies Co. Ltd., Class A (Industrials)	691,129
23,788	TAL Education Group ADR (Consumer Discretionary)*	950,806
267,219	Tangshan Jidong Cement Co. Ltd., Class A (Materials)*	591,629
810,120	Tencent Holdings Ltd. (Communication Services)	62,782,604
38,300	Tencent Music Entertainment Group ADR (Communication Services)*	602,842
1,198,160	Tingyi Cayman Islands Holding Corp. (Consumer Staples)	2,278,534
310,521	Tonghua Dongbao Pharmaceutical Co. Ltd., Class A (Health Care)	612,412
1,301,864	Topsports International Holdings Ltd. (Consumer Discretionary)(a)	2,016,157
41,880	Trip.com Group Ltd. ADR (Consumer Discretionary)*	1,752,678
714,300	Uni-President China Holdings Ltd. (Consumer Staples)	780,424
157,010	Vipshop Holdings Ltd. ADR (Consumer Discretionary)*	3,631,641
38,110	Wanhua Chemical Group Co. Ltd., Class A (Materials)	654,067

Shares	Description	Value

Common Stocks – (continued)
China – (continued)
1,938,019	Want Want China Holdings Ltd. (Consumer Staples)	$ 1,438,252
246,700	Weichai Power Co. Ltd., Class H (Industrials)	572,132
149,785	Weifu High-Technology Group Co. Ltd., Class A (Consumer Discretionary)	563,061
257,167	Wens Foodstuffs Group Co. Ltd., Class A (Consumer Staples)	568,162
228,900	Wharf Holdings Ltd. (The) (Real Estate)	788,904
686,300	Wuchan Zhongda Group Co. Ltd., Class A (Consumer Discretionary)	718,791
418,585	Wuhu Sanqi Interactive Entertainment Network Technology Group Co. Ltd., Class A (Communication Services)	1,592,575
62,802	Wuliangye Yibin Co. Ltd., Class A (Consumer Staples)	3,125,061
231,084	Wuxi Biologics Cayman, Inc. (Health Care)*(a)	3,426,885
29,500	Wuxi Shangji Automation Co. Ltd., Class A (Industrials)*	678,150
438,511	Xiamen C & D, Inc., Class A (Industrials)	561,178
1,047,639	Xiaomi Corp., Class B (Information Technology)*(a)	3,860,398
1,117,800	Xinhu Zhongbao Co. Ltd., Class A (Real Estate)	559,909
692,188	Xinyi Solar Holdings Ltd. (Information Technology)	1,228,931
298,400	Yadea Group Holdings Ltd. (Consumer Discretionary)(a)	651,278
240,045	Yihai International Holding Ltd. (Consumer Staples)*	1,895,865
97,010	Yixintang Pharmaceutical Group Co. Ltd., Class A (Consumer Staples)	594,993
628,768	Yonghui Superstores Co. Ltd., Class A (Consumer Staples)	561,779
481,680	Youngor Group Co. Ltd., Class A (Real Estate)	564,992
4,011,100	Yuexiu Property Co. Ltd. (Real Estate)	992,245
108,895	Yum China Holdings, Inc. (Consumer Discretionary)	7,365,658
8,483	Zai Lab Ltd. ADR (Health Care)*	1,507,090
9,602	Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A (Health Care)	568,868

GOLDMAN SACHS ACTIVEBETA® EMERGING MARKETS EQUITY ETF

Schedule of Investments (continued)

May 31, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
China – (continued)
650,900	Zhejiang Expressway Co. Ltd., Class H (Industrials)	$ 575,298
109,693	Zhejiang Satellite Petrochemical Co. Ltd., Class A (Materials)*	756,319
72,098	Zhejiang Supor Co. Ltd., Class A (Consumer Discretionary)	829,039
315,380	Zhejiang Weixing New Building Materials Co. Ltd., Class A (Industrials)*	1,165,745
52,892	Zhejiang Wolwo Bio-Pharmaceutical Co. Ltd., Class A (Health Care)*	561,518
856,100	Zhenro Properties Group Ltd. (Real Estate)	550,401
225,608	Zhongsheng Group Holdings Ltd. (Consumer Discretionary)	1,876,312
331,535	Zijin Mining Group Co. Ltd., Class A (Materials)	582,535
751,915	Zijin Mining Group Co. Ltd., Class H (Materials)	1,164,468
12,416	ZTO Express Cayman, Inc. ADR (Industrials)	398,429

		502,380,097

Czech Republic – 0.1%
21,100	CEZ AS (Utilities)	629,535

Egypt – 0.2%
706,461	Commercial International Bank Egypt SAE (Financials)*	2,409,456

Greece – 0.3%
193,272	Hellenic Telecommunications Organization SA (Communication Services)	3,447,937

Hong Kong – 0.3%
274,700	Kingboard Laminates Holdings Ltd. (Information Technology)	594,596
402,200	Perennial Energy Holdings Ltd. (Energy)	248,735
2,661,464	Sino Biopharmaceutical Ltd. (Health Care)	2,948,991

		3,792,322

Hungary – 0.1%
107,300	MOL Hungarian Oil & Gas PLC (Energy)*	861,457

Shares	Description	Value

Common Stocks – (continued)
India – 9.8%
86,478	Adani Green Energy Ltd. (Utilities)*	$ 1,478,993
76,711	Asian Paints Ltd. (Materials)	3,113,974
179,872	Aurobindo Pharma Ltd. (Health Care)	2,538,084
28,676	Avenue Supermarts Ltd. (Consumer Staples)*(a)	1,196,283
54,100	Axis Bank Ltd. (Financials)*	552,519
10,000	Bajaj Finance Ltd. (Financials)*	774,511
162,089	Berger Paints India Ltd. (Materials)	1,795,022
169,121	Biocon Ltd. (Health Care)*	892,150
55,430	Britannia Industries Ltd. (Consumer Staples)	2,619,482
54,530	Britannia Industries Ltd. (Consumer Staples)*(c)	21,829
186,367	Cipla Ltd. (Health Care)*	2,403,727
127,528	Colgate-Palmolive India Ltd. (Consumer Staples)	3,012,314
218,525	Dabur India Ltd. (Consumer Staples)	1,599,968
49,376	Divi’s Laboratories Ltd. (Health Care)*	2,808,316
50,600	Dr. Reddy’s Laboratories Ltd. (Health Care)	3,628,315
36,500	Grasim Industries Ltd. (Materials)	738,364
136,227	Havells India Ltd. (Industrials)	1,914,521
479,143	HCL Technologies Ltd. (Information Technology)	6,234,134
46,556	HDFC Asset Management Co. Ltd. (Financials)(a)	1,908,544
228,614	HDFC Life Insurance Co. Ltd. (Financials)*(a)	2,111,072
186,500	Hindalco Industries Ltd. (Materials)	998,245
93,566	Hindustan Unilever Ltd. (Consumer Staples)	2,998,684
187,495	Housing Development Finance Corp. Ltd. (Financials)	6,577,498
399,130	ICICI Bank Ltd. (Financials)*	3,542,955
68,672	ICICI Lombard General Insurance Co. Ltd. (Financials)(a)	1,406,808
1,531,160	Indian Oil Corp. Ltd. (Energy)	2,321,813
19,029	Info Edge India Ltd. (Communication Services)*	1,172,000
636,352	Infosys Ltd. (Information Technology)	12,342,290
506,245	ITC Ltd. (Consumer Staples)	1,487,795
58,800	JSW Steel Ltd. (Materials)	559,896
46,158	Jubilant Foodworks Ltd. (Consumer Discretionary)*	1,988,345
54,504	Larsen & Toubro Infotech Ltd. (Information Technology)(a)	2,957,176

GOLDMAN SACHS ACTIVEBETA® EMERGING MARKETS EQUITY ETF

Schedule of Investments (continued)

May 31, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
India – (continued)
34,700	Larsen & Toubro Ltd. (Industrials)	$ 708,011
136,232	Lupin Ltd. (Health Care)	2,273,401
122,440	Mahindra & Mahindra Ltd. (Consumer Discretionary)	1,429,629
418,965	Marico Ltd. (Consumer Staples)	2,724,277
63,811	Muthoot Finance Ltd. (Financials)	1,115,333
12,278	Nestle India Ltd. (Consumer Staples)	2,967,601
5,941	Page Industries Ltd. (Consumer Discretionary)	2,572,018
40,822	PI Industries Ltd. (Materials)	1,468,673
84,685	Pidilite Industries Ltd. (Materials)*	2,408,132
598,429	Power Grid Corp. of India Ltd. (Utilities)	1,862,385
346,300	REC Ltd. (Financials)	698,647
264,554	Reliance Industries Ltd. (Energy)	7,650,036
102,194	SBI Life Insurance Co. Ltd. (Financials)(a)	1,378,034
66,930	Siemens Ltd. (Industrials)	1,882,180
188,536	Tata Consultancy Services Ltd. (Information Technology)	8,181,410
206,236	Tata Consumer Products Ltd. (Consumer Staples)	1,864,572
685,426	Tata Motors Ltd. (Consumer Discretionary)*	3,015,903
152,179	Tata Steel Ltd. (Materials)	2,318,108
290,921	Tech Mahindra Ltd. (Information Technology)	4,121,306
37,606	Torrent Pharmaceuticals Ltd. (Health Care)	1,408,905
22,818	UltraTech Cement Ltd. (Materials)	2,078,401
532,544	Wipro Ltd. (Information Technology)	3,960,126

		137,782,715

Indonesia – 1.1%
6,767,769	Aneka Tambang Tbk (Materials)	1,165,468
4,382,201	Astra International Tbk PT (Consumer Discretionary)	1,579,862
870,911	Bank Central Asia Tbk PT (Financials)	1,932,648
645,864	Gudang Garam Tbk PT (Consumer Staples)*	1,487,499
3,250,170	Indofood CBP Sukses Makmur Tbk PT (Consumer Staples)	1,848,627
3,335,701	Indofood Sukses Makmur Tbk PT (Consumer Staples)	1,453,604
12,962,826	Kalbe Farma Tbk PT (Health Care)	1,306,718
5,239,746	Merdeka Copper Gold Tbk PT (Materials)*	953,682

Shares	Description	Value

Common Stocks – (continued)
Indonesia – (continued)
10,351,430	Telkom Indonesia Persero Tbk PT (Communication Services)	$ 2,369,561
4,460,064	Unilever Indonesia Tbk PT (Consumer Staples)	1,803,071

		15,900,740

Kuwait – 0.3%
975,007	Kuwait Finance House KSCP (Financials)	2,426,180
820,528	National Bank of Kuwait SAKP (Financials)	2,235,326

		4,661,506

Luxembourg – 0.1%
46,110	Reinet Investments SCA (Financials)	964,460

Mexico – 1.9%
6,543,636	America Movil SAB de CV, Series L (Communication Services)	5,020,575
714,604	Becle SAB de CV (Consumer Staples)	1,794,881
3,335,269	Cemex SAB de CV, Series CPO (Materials)*	2,752,857
375,271	Fomento Economico Mexicano SAB de CV (Consumer Staples)	3,068,630
203,323	Gruma SAB de CV, Class B (Consumer Staples)	2,187,242
1,276,458	Grupo Bimbo SAB de CV, Series A (Consumer Staples)	2,769,193
363,226	Grupo Financiero Banorte SAB de CV, Class O (Financials)	2,479,209
546,982	Grupo Mexico SAB de CV, Series B (Materials)	2,620,261
1,274,223	Wal-Mart de Mexico SAB de CV (Consumer Staples)	4,069,570

		26,762,418

Philippines – 0.2%
41,279	Globe Telecom, Inc. (Communication Services)	1,564,020
26,330	PLDT, Inc. (Communication Services)	727,143

		2,291,163

Poland – 0.8%
16,300	CD Projekt SA (Communication Services)	790,789
47,098	Dino Polska SA (Consumer Staples)*(a)	3,646,594

GOLDMAN SACHS ACTIVEBETA® EMERGING MARKETS EQUITY ETF

Schedule of Investments (continued)

May 31, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Poland – (continued)
24,379	KGHM Polska Miedz SA (Materials)*	$ 1,343,811
788,273	PGE Polska Grupa Energetyczna SA (Utilities)*	2,176,828
380,600	Polskie Gornictwo Naftowe i Gazownictwo SA (Energy)	681,801
204,922	Powszechny Zaklad Ubezpieczen SA (Financials)*	2,054,258

		10,694,081

Qatar – 0.8%
2,125,307	Masraf Al Rayan QSC (Financials)	2,602,905
745,528	Ooredoo QPSC (Communication Services)	1,412,586
618,133	Qatar International Islamic Bank QSC (Financials)	1,612,528
370,145	Qatar Islamic Bank (Financials)	1,758,409
796,438	Qatar National Bank QPSC (Financials)	3,846,977

		11,233,405

Romania – 0.1%
94,300	NEPI Rockcastle PLC (Real Estate)	655,902

Russia – 3.5%
1,003,666	Gazprom PJSC (Energy)	3,590,420
34,383,995	Inter RAO UES PJSC (Utilities)*	2,371,941
59,826	LUKOIL PJSC (Energy)	4,859,172
11,501	MMC Norilsk Nickel PJSC (Materials)	4,278,164
1,094,849	Moscow Exchange MICEX-RTS PJSC (Financials)	2,507,401
808,370	Novolipetsk Steel PJSC (Materials)	2,905,911
123,990	PhosAgro PJSC GDR (Materials)	2,536,835
71,130	Polymetal International PLC (Materials)	1,709,402
12,270	Polyus PJSC (Materials)	2,655,789
86,700	Rosneft Oil Co. PJSC (Energy)	618,861
1,599,672	Sberbank of Russia PJSC (Financials)	6,767,182
146,443	Severstal PAO (Materials)	3,509,135
3,237,812	Surgutneftegas PJSC (Energy)	1,599,542
267,129	Tatneft PJSC (Energy)	1,795,902
28,334	TCS Group Holding PLC GDR (Financials)	2,133,010
66,832	X5 Retail Group NV GDR (Consumer Staples)	2,002,964
56,178	Yandex NV, Class A (Communication Services)*	3,812,876

		49,654,507

Shares	Description	Value

Common Stocks – (continued)
Saudi Arabia – 2.6%
66,941	Abdullah Al Othaim Markets Co. (Consumer Staples)	$ 2,302,648
83,519	Advanced Petrochemical Co. (Materials)	1,808,368
180,605	Al Rajhi Bank (Financials)	4,960,353
45,801	Bupa Arabia for Cooperative Insurance Co. (Financials)*	1,455,784
213,135	Etihad Etisalat Co. (Communication Services)	1,872,646
357,839	Sahara International Petrochemical Co. (Materials)	2,786,224
393,312	Saudi Arabian Oil Co. (Energy)(a)	3,696,936
82,475	Saudi Basic Industries Corp. (Materials)	2,731,426
275,592	Saudi Electricity Co. (Utilities)	1,807,787
207,973	Saudi Industrial Investment Group (Materials)	2,129,530
540,753	Saudi Kayan Petrochemical Co. (Materials)*	2,534,915
318,397	Saudi National Bank (Financials)	4,567,692
92,702	Saudi Telecom Co. (Communication Services)	3,035,520
119,299	Savola Group (The) (Consumer Staples)	1,293,132

		36,982,961

South Africa – 3.8%
168,906	Absa Group Ltd. (Financials)*	1,749,798
80,971	African Rainbow Minerals Ltd. (Materials)	1,538,985
163,650	Aspen Pharmacare Holdings Ltd. (Health Care)*	1,947,359
96,116	Bid Corp. Ltd. (Consumer Staples)*	2,032,371
100,107	Clicks Group Ltd. (Consumer Staples)	1,883,889
614,959	FirstRand Ltd. (Financials)	2,518,940
214,573	Gold Fields Ltd. (Materials)	2,597,211
212,063	Impala Platinum Holdings Ltd. (Materials)	3,660,966
46,793	Kumba Iron Ore Ltd. (Materials)	2,085,893
152,972	Mr Price Group Ltd. (Consumer Discretionary)	2,572,049
301,257	MTN Group (Communication Services)*	2,215,355
370,288	MultiChoice Group (Communication Services)	3,671,925
31,456	Naspers Ltd., Class N (Consumer Discretionary)	6,926,697
155,219	Nedbank Group Ltd. (Financials)*	1,804,138
298,400	Rand Merchant Investment Holdings Ltd. (Financials)	703,454

GOLDMAN SACHS ACTIVEBETA® EMERGING MARKETS EQUITY ETF

Schedule of Investments (continued)

May 31, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
South Africa – (continued)
104,661	Remgro Ltd. (Financials)	$ 918,595
185,500	Sanlam Ltd. (Financials)	793,871
243,941	Shoprite Holdings Ltd. (Consumer Staples)	2,702,129
572,582	Sibanye Stillwater Ltd. (Materials)	2,603,693
156,518	SPAR Group Ltd. (The) (Consumer Staples)	2,154,269
215,352	Standard Bank Group Ltd. (Financials)	2,079,751
113,952	Tiger Brands Ltd. (Consumer Staples)	1,864,477
170,482	Vodacom Group Ltd. (Communication Services)	1,633,560

		52,659,375

South Korea – 13.5%
16,764	Amorepacific Corp. (Consumer Staples)	4,313,878
43,693	AMOREPACIFIC Group (Consumer Staples)	2,989,129
11,063	BGF retail Co. Ltd. (Consumer Staples)	1,775,555
5,930	Celltrion, Inc. (Health Care)*	1,454,187
104,489	Cheil Worldwide, Inc. (Communication Services)	2,253,170
5,718	CJ CheilJedang Corp. (Consumer Staples)	2,422,447
7,200	CJ Corp. (Industrials)	706,895
13,490	CJ ENM Co. Ltd. (Consumer Discretionary)	1,894,140
9,292	CJ Logistics Corp. (Industrials)*	1,416,336
32,563	Coway Co. Ltd. (Consumer Discretionary)	2,370,766
20,940	E-MART, Inc. (Consumer Staples)	2,928,934
17,700	GS Engineering & Construction Corp. (Industrials)	704,636
49,104	GS Holdings Corp. (Energy)	2,036,277
59,033	Hana Financial Group, Inc. (Financials)	2,410,968
41,627	Hankook Tire & Technology Co. Ltd. (Consumer Discretionary)	1,804,596
36,703	Hanwha Solutions Corp. (Materials)*	1,489,116
18,600	HMM Co. Ltd. (Industrials)*	828,019
29,002	Hotel Shilla Co. Ltd. (Consumer Discretionary)(b)	2,532,767
14,500	Hyundai Engineering & Construction Co. Ltd. (Industrials)	729,355
7,458	Hyundai Mobis Co. Ltd. (Consumer Discretionary)	1,862,327
13,768	Hyundai Motor Co. (Consumer Discretionary)	2,863,961
22,500	Hyundai Steel Co. (Materials)	1,075,271
178,918	Industrial Bank of Korea (Financials)	1,740,572

Shares	Description	Value

Common Stocks – (continued)
South Korea – (continued)
42,285	Kakao Corp. (Communication Services)	$ 4,625,455
42,072	Kangwon Land, Inc. (Consumer Discretionary)*	1,052,460
57,160	KB Financial Group, Inc. (Financials)	2,921,295
56,263	Kia Corp. (Consumer Discretionary)	4,272,820
11,108	KMW Co. Ltd. (Information Technology)*(b)	502,962
66,174	Korea Electric Power Corp. (Utilities)	1,510,023
2,329	Korea Zinc Co. Ltd. (Materials)	962,673
22,009	KT&G Corp. (Consumer Staples)	1,651,711
6,763	Kumho Petrochemical Co. Ltd. (Materials)	1,415,907
4,126	LG Chem Ltd. (Materials)	3,077,945
34,637	LG Electronics, Inc. (Consumer Discretionary)	4,705,017
3,441	LG Household & Health Care Ltd. (Consumer Staples)	4,720,461
194,338	LG Uplus Corp. (Communication Services)	2,596,285
2,800	Lotte Chemical Corp. (Materials)	705,460
17,893	Lotte Shopping Co. Ltd. (Consumer Discretionary)	1,877,056
427,086	Meritz Securities Co. Ltd. (Financials)	1,711,714
13,610	NAVER Corp. (Communication Services)	4,368,672
4,715	NCSoft Corp. (Communication Services)	3,601,883
21,483	Orion Corp. (Consumer Staples)	2,282,557
26,035	Pearl Abyss Corp. (Communication Services)*	1,358,591
11,932	POSCO (Materials)	3,819,353
27,745	S-1 Corp. (Industrials)	2,015,014
1,193	Samsung Biologics Co. Ltd. (Health Care)*(a)	884,615
15,470	Samsung C&T Corp. (Industrials)	1,914,158
14,720	Samsung Electro-Mechanics Co. Ltd. (Information Technology)	2,217,305
726,736	Samsung Electronics Co. Ltd. (Information Technology)	52,193,628
11,318	Samsung Fire & Marine Insurance Co. Ltd. (Financials)	2,131,068
4,803	Samsung SDI Co. Ltd. (Information Technology)	2,756,137
12,276	Samsung SDS Co. Ltd. (Information Technology)	1,997,753
49,148	Samsung Securities Co. Ltd. (Financials)	2,044,712
31,682	Seegene, Inc. (Health Care)(b)	1,940,178
62,768	Shinhan Financial Group Co. Ltd. (Financials)	2,377,789

GOLDMAN SACHS ACTIVEBETA® EMERGING MARKETS EQUITY ETF

Schedule of Investments (continued)

May 31, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
South Korea – (continued)
6,746	Shinsegae, Inc. (Consumer Discretionary)	$ 1,905,308
83,440	SK Hynix, Inc. (Information Technology)	9,351,744
15,818	SK Telecom Co. Ltd. (Communication Services)	4,495,926
152,469	Woori Financial Group, Inc. (Financials)	1,510,609
23,476	Yuhan Corp. (Health Care)	1,347,139

		189,426,685

Taiwan – 14.8%
232,975	Accton Technology Corp. (Information Technology)	2,460,723
2,484,455	Acer, Inc. (Information Technology)	2,848,026
208,465	Advantech Co. Ltd. (Information Technology)	2,453,590
790,019	ASE Technology Holding Co. Ltd. (Information Technology)	3,146,919
1,131,715	Asia Cement Corp. (Materials)	2,056,143
263,163	Asustek Computer, Inc. (Information Technology)	3,714,004
324,552	Catcher Technology Co. Ltd. (Information Technology)	2,141,022
1,511,324	Cathay Financial Holding Co. Ltd. (Financials)	3,023,683
374,183	Chailease Holding Co. Ltd. (Financials)	2,825,881
5,400,961	China Development Financial Holding Corp. (Financials)	2,394,759
2,396,646	China Steel Corp. (Materials)	3,157,745
447,368	Chunghwa Telecom Co. Ltd. (Communication Services)	1,822,339
2,001,216	Compal Electronics, Inc. (Information Technology)	1,680,876
2,998,869	CTBC Financial Holding Co. Ltd. (Financials)	2,486,400
421,105	Delta Electronics, Inc. (Information Technology)	4,425,014
858,718	E.Sun Financial Holding Co. Ltd. (Financials)	786,267
1,347,542	Evergreen Marine Corp. Taiwan Ltd. (Industrials)*	4,682,794
321,371	Feng TAY Enterprise Co. Ltd. (Consumer Discretionary)	2,838,301
380,756	Formosa Plastics Corp. (Materials)	1,393,152

Shares	Description	Value

Common Stocks – (continued)
Taiwan – (continued)
732,442	Foxconn Technology Co. Ltd. (Information Technology)	$ 1,705,656
1,253,363	Fubon Financial Holding Co. Ltd. (Financials)	3,253,083
80,377	Globalwafers Co. Ltd. (Information Technology)	2,315,071
1,765,207	Hon Hai Precision Industry Co. Ltd. (Information Technology)	7,063,246
907,703	Inventec Corp. (Information Technology)	840,935
10,215	Largan Precision Co. Ltd. (Information Technology)	1,071,561
1,232,989	Lite-On Technology Corp. (Information Technology)	2,920,184
266,599	MediaTek, Inc. (Information Technology)	9,235,653
1,312,647	Mega Financial Holding Co. Ltd. (Financials)	1,566,252
489,034	Micro-Star International Co. Ltd. (Information Technology)	2,935,209
55,758	Nan Ya Printed Circuit Board Corp. (Information Technology)*	629,125
552,445	Nanya Technology Corp. (Information Technology)	1,605,129
159,525	Nien Made Enterprise Co. Ltd. (Consumer Discretionary)	2,346,252
221,406	Novatek Microelectronics Corp. (Information Technology)	4,030,570
368,019	Pegatron Corp. (Information Technology)	971,107
1,503,179	Pou Chen Corp. (Consumer Discretionary)	2,072,659
514,032	Powertech Technology, Inc. (Information Technology)	1,964,182
382,055	President Chain Store Corp. (Consumer Staples)	3,608,385
522,529	Quanta Computer, Inc. (Information Technology)	1,655,713
218,479	Realtek Semiconductor Corp. (Information Technology)	3,914,279
2,138,649	SinoPac Financial Holdings Co. Ltd. (Financials)	1,036,925
874,173	Synnex Technology International Corp. (Information Technology)	1,849,785
2,666,776	Taishin Financial Holding Co. Ltd. (Financials)	1,413,154
1,219,643	Taiwan Cement Corp. (Materials)	2,224,687

GOLDMAN SACHS ACTIVEBETA® EMERGING MARKETS EQUITY ETF

Schedule of Investments (continued)

May 31, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Taiwan – (continued)
282,533	Taiwan Mobile Co. Ltd. (Communication Services)	$ 1,015,430
3,661,337	Taiwan Semiconductor Manufacturing Co. Ltd. (Information Technology)	77,871,301
165,389	Unimicron Technology Corp. (Information Technology)	623,030
1,580,043	Uni-President Enterprises Corp. (Consumer Staples)	4,146,541
2,833,829	United Microelectronics Corp. (Information Technology)	5,352,919
275,179	Vanguard International Semiconductor Corp. (Information Technology)	1,160,612
1,493,755	Winbond Electronics Corp. (Information Technology)	1,822,736
787,027	WPG Holdings Ltd. (Information Technology)	1,463,946
2,658,004	Yuanta Financial Holding Co. Ltd. (Financials)	2,452,908

		208,475,863

Tanzania – 0.1%
82,412	AngloGold Ashanti Ltd. (Materials)	1,972,687

Thailand – 1.4%
372,316	Advanced Info Service PCL NVDR (Communication Services)	2,013,485
1,145,300	Bangkok Dusit Medical Services PCL NVDR (Health Care)	787,966
2,522,000	Charoen Pokphand Foods PCL NVDR (Consumer Staples)	2,199,184
949,677	CP ALL PCL NVDR (Consumer Staples)	1,846,172
154,400	Delta Electronics Thailand PCL NVDR (Information Technology)(b)	2,707,559
626,900	Intouch Holdings PCL NVDR (Communication Services)	1,283,891
750,500	Krungthai Card PCL NVDR (Financials)	1,759,172
1,164,800	Muangthai Capital PCL NVDR (Financials)	2,292,326
1,061,800	PTT PCL NVDR (Energy)	1,333,621
143,600	Siam Cement PCL (The) NVDR (Materials)	2,031,078
3,493,100	Thai Union Group PCL NVDR (Consumer Staples)	1,978,492

		20,232,946

Shares	Description		Value

Common Stocks – (continued)
Turkey – 0.2%
324,777	BIM Birlesik Magazalar AS (Consumer Staples)		$ 2,435,235
364,200	KOC Holding AS (Industrials)		789,711

			3,224,946

United Arab Emirates – 0.5%
919,800	Abu Dhabi National Oil Co. for Distribution PJSC (Consumer Discretionary)		1,114,332
457,501	Emirates NBD Bank PJSC (Financials)		1,681,462
392,293	Emirates Telecommunications Group Co. PJSC (Communication Services)		2,311,156
463,633	First Abu Dhabi Bank PJSC (Financials)		2,092,764

			7,199,714

United States – 0.3%
7,545	Globant SA (Information Technology)*		1,643,829
526,056	JBS SA (Consumer Staples)		3,034,386

			4,678,215

TOTAL COMMON STOCKS (Cost $945,600,357)			$1,360,563,429

Shares	Description	Rate	Value

Preferred Stocks – 2.2%
Brazil – 1.0%
735,852	Banco Bradesco SA (Financials)	2.24%	$ 3,740,032
169,033	Bradespar SA (Materials)	7.59	2,263,377
630,847	Itau Unibanco Holding SA (Financials)	2.12	3,579,642
733,881	Itausa SA (Financials)	2.46	1,531,920
614,548	Petroleo Brasileiro SA (Energy)	2.91	3,176,454

			14,291,425

Russia – 0.2%
3,093,388	Surgutneftegas PJSC (Energy)	2.07	1,957,853

South Korea – 1.0%
5,388	LG Household & Health Care Ltd. (Consumer Staples)	1.56	3,468,649

GOLDMAN SACHS ACTIVEBETA® EMERGING MARKETS EQUITY ETF

Schedule of Investments (continued)

May 31, 2021 (Unaudited)

Shares	Description	Rate	Value

Preferred Stocks – (continued)
South Korea – (continued)
168,540	Samsung Electronics Co. Ltd. (Information Technology)	4.12%	$ 10,910,596

			14,379,245

TOTAL PREFERRED STOCKS (Cost $18,350,884)			$ 30,628,523

Shares	Description		Value

Exchange-Traded Fund – 0.5%
United States – 0.5%
277,832	iShares MSCI Malaysia ETF
(Cost $8,388,867)			$ 7,612,597

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $972,340,108)			$1,398,804,549

Shares	Dividend Rate		Value

Securities Lending Reinvestment Vehicle – 0.5%(d)
Goldman Sachs Financial Square Government Fund – Institutional Shares
7,644,093	0.026%		$ 7,644,093
(Cost $7,644,093)

TOTAL INVESTMENTS – 100.0% (Cost $979,984,201)			$1,406,448,642

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.0)%			(774,875)

NET ASSETS – 100.0%			$1,405,673,767

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(b)	All or a portion of security is on loan.

(c)	Security issued through bonus offer.

(d)	Represents an affiliated issuer.

Investment Abbreviations:
ADR	— American Depositary Receipt
GDR	— Global Depositary Receipt
NVDR	— Non-Voting Depository Receipt
PLC	— Public Limited Company

GOLDMAN SACHS ACTIVEBETA® EUROPE EQUITY ETF

Schedule of Investments

May 31, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – 98.3%
Australia – 1.3%
2,084	BHP Group PLC (Materials)	$ 62,730
14,333	Glencore PLC (Materials)*	65,325
1,555	Rio Tinto PLC (Materials)	133,697

		261,752

Austria – 1.2%
696	Mondi PLC (Materials)	18,814
356	OMV AG (Energy)	20,651
2,778	Raiffeisen Bank International AG (Financials)	66,225
208	Verbund AG (Utilities)	19,244
2,778	voestalpine AG (Materials)	124,803

		249,737

Belgium – 1.0%
607	Ageas SA/NV (Financials)	39,278
619	Anheuser-Busch InBev SA/NV (Consumer Staples)	47,007
77	Elia Group SA/NV (Utilities)	8,376
282	Etablissements Franz Colruyt NV (Consumer Staples)	17,162
143	Groupe Bruxelles Lambert SA (Financials)	16,235
71	Sofina SA (Financials)	29,147
104	Solvay SA (Materials)	14,075
405	UCB SA (Health Care)	38,047
92	Umicore SA (Materials)	5,537

		214,864

Brazil – 0.1%
317	Yara International ASA (Materials)	16,920

Chile – 0.2%
1,507	Antofagasta PLC (Materials)	33,001

China – 0.2%
464	Prosus NV (Consumer Discretionary)*	47,959

Denmark – 4.4%
279	Ambu A/S, Class B (Health Care)	10,644
30	AP Moller – Maersk A/S, Class A (Industrials)	79,166

Shares	Description	Value

Common Stocks – (continued)
Denmark – (continued)
31	AP Moller – Maersk A/S, Class B (Industrials)	$ 85,639
227	Carlsberg AS, Class B (Consumer Staples)	41,720
142	Chr Hansen Holding A/S (Materials)	12,742
424	Coloplast A/S, Class B (Health Care)	67,342
2,005	Danske Bank A/S (Financials)	37,753
135	Demant A/S (Health Care)*	7,211
253	DSV PANALPINA A/S (Industrials)	61,687
92	Genmab A/S (Health Care)*	37,600
177	GN Store Nord AS (Health Care)	15,047
3,181	Novo Nordisk A/S, Class B (Health Care)	251,490
350	Novozymes A/S, Class B (Materials)	25,553
238	Orsted AS (Utilities)(a)	36,397
477	Pandora A/S (Consumer Discretionary)	64,555
36	ROCKWOOL International A/S, Class B (Industrials)	17,868
770	Tryg A/S (Financials)	18,282
948	Vestas Wind Systems A/S (Industrials)	37,082

		907,778

Finland – 1.6%
423	Elisa OYJ (Communication Services)	25,058
677	Fortum OYJ (Utilities)(b)	19,545
953	Kesko OYJ, Class B (Consumer Staples)	33,109
511	Kone OYJ, Class B (Industrials)	41,544
406	Neste OYJ (Energy)	26,756
6,778	Nokia OYJ (Information Technology)*	35,338
1,973	Nordea Bank Abp (Financials)	21,395
1,863	Orion OYJ, Class B (Health Care)	82,221
218	Sampo OYJ, Class A (Financials)	10,367
981	Stora Enso OYJ, Class R (Materials)	17,465
498	UPM-Kymmene OYJ (Materials)	19,006

		331,804

France – 17.4%
853	Adevinta ASA (Communication Services)*	16,558
542	Air Liquide SA (Materials)	92,143
160	Airbus SE (Industrials)*	21,050
321	Alstom SA (Industrials)*	18,124
120	Amundi SA (Financials)(a)	10,664
152	Arkema SA (Materials)(b)	20,136
1,884	Atos SE (Information Technology)	126,087
877	AXA SA (Financials)	24,363

GOLDMAN SACHS ACTIVEBETA® EUROPE EQUITY ETF

Schedule of Investments (continued)

May 31, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
France – (continued)
412	BioMerieux (Health Care)	$ 47,558
1,809	BNP Paribas SA (Financials)(b)	124,461
17,747	Bollore SA (Communication Services)	91,879
1,434	Bouygues SA (Industrials)	58,327
532	Bureau Veritas SA (Industrials)*	16,312
417	Capgemini SE (Information Technology)(b)	77,999
3,912	Carrefour SA (Consumer Staples)(b)	79,582
1,577	Cie de Saint-Gobain (Industrials)*(b)	105,925
150	Cie Generale des Etablissements Michelin (Consumer Discretionary)	22,950
2,580	CNP Assurances (Financials)	47,410
2,426	Credit Agricole SA (Financials)	36,355
1,148	Danone SA (Consumer Staples)	81,753
5	Dassault Aviation SA (Industrials)	6,280
185	Dassault Systemes (Information Technology)	42,536
294	Edenred (Information Technology)	16,191
692	Eiffage SA (Industrials)	76,355
1,093	Electricite de France SA (Utilities)	15,451
3,611	Engie SA (Utilities)(b)	53,955
376	EssilorLuxottica SA (Consumer Discretionary)(b)	65,305
95	Eurazeo SE (Financials)	8,402
49	Gecina SA REIT (Real Estate)	7,831
558	Getlink SE (Industrials)	8,802
98	Hermes International (Consumer Discretionary)	136,569
101	Iliad SA (Communication Services)	16,585
974	Ipsen SA (Health Care)	101,634
99	Kering (Consumer Discretionary)	90,303
2,012	La Francaise des Jeux SAEM (Consumer Discretionary)(a)	113,477
519	Legrand SA (Industrials)	54,396
531	L’Oreal SA (Consumer Staples)	240,332
439	LVMH Moet Hennessy Louis Vuitton SE (Consumer Discretionary)	350,701
1,152	Natixis SA (Financials)*(b)	5,695
2,222	Orange SA (Communication Services)	28,356
34	Orpea SA (Health Care)*	4,272
268	Pernod Ricard SA (Consumer Staples)	59,155
1,175	Publicis Groupe SA (Communication Services)	79,439
146	Remy Cointreau SA (Consumer Staples)	30,430

Shares	Description	Value

Common Stocks – (continued)
France – (continued)
780	Renault SA (Consumer Discretionary)*	$ 32,424
199	Safran SA (Industrials)	30,088
1,838	Sanofi (Health Care)	196,939
159	Sartorius Stedim Biotech (Health Care)	68,913
208	SEB SA (Consumer Discretionary)	39,020
2,410	Suez SA (Utilities)*	58,671
123	Teleperformance (Industrials)	47,122
126	Thales SA (Industrials)	12,927
3,334	TOTAL SE (Energy)	154,919
351	Ubisoft Entertainment SA (Communication Services)*	25,611
1,138	Veolia Environnement SA (Utilities)	35,876
605	Vinci SA (Industrials)	68,834
985	Vivendi SE (Communication Services)*	35,876
68	Wendel SE (Financials)	9,509
249	Worldline SA (Information Technology)*(a)	23,941

		3,572,758

Germany – 14.0%
443	adidas AG (Consumer Discretionary)	161,541
437	Allianz SE (Financials)	115,915
699	Aroundtown SA (Real Estate)	5,897
728	BASF SE (Materials)	59,550
1,070	Bayer AG (Health Care)	68,091
640	Bayerische Motoren Werke AG (Consumer Discretionary)	67,990
79	Bechtle AG (Information Technology)*	15,296
471	Beiersdorf AG (Consumer Staples)	55,826
644	Brenntag SE (Industrials)	60,468
198	Carl Zeiss Meditec AG (Health Care)	36,625
58	Continental AG (Consumer Discretionary)	8,596
377	Covestro AG (Materials)(a)	26,315
1,374	Daimler AG (Consumer Discretionary)	128,275
781	Deutsche Bank AG (Financials)*	11,748
244	Deutsche Boerse AG (Financials)	39,873
2,764	Deutsche Post AG (Industrials)	187,708
3,255	Deutsche Telekom AG (Communication Services)	67,739
644	Deutsche Wohnen SE (Real Estate)	40,982
2,747	E.ON SE (Utilities)	33,396
265	Evonik Industries AG (Materials)	9,513
748	Fresenius Medical Care AG & Co. KGaA (Health Care)	59,937

GOLDMAN SACHS ACTIVEBETA® EUROPE EQUITY ETF

Schedule of Investments (continued)

May 31, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Germany – (continued)
1,651	Fresenius SE & Co. KGaA (Health Care)	$ 89,809
275	GEA Group AG (Industrials)	11,963
57	Hannover Rueck SE (Financials)	9,971
1,061	HeidelbergCement AG (Materials)	96,986
1,551	HelloFresh SE (Consumer Discretionary)*	140,265
155	Henkel AG & Co. KGaA (Consumer Staples)	15,379
1,078	Infineon Technologies AG (Information Technology)	43,617
56	Just Eat Takeaway.com NV (Consumer Discretionary)*(a)	5,057
201	KION Group AG (Industrials)	21,361
397	Knorr-Bremse AG (Industrials)	49,328
111	LEG Immobilien SE (Real Estate)	16,320
384	Merck KGaA (Health Care)	69,043
43	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Financials)	12,367
927	Nemetschek SE (Information Technology)	69,063
765	Puma SE (Consumer Discretionary)	87,429
61	Rational AG (Industrials)	55,344
1,807	RWE AG (Utilities)	68,655
1,490	SAP SE (Information Technology)	208,948
225	Scout24 AG (Communication Services)(a)	18,303
911	Siemens AG (Industrials)	149,703
1,088	Siemens Energy AG (Industrials)*	34,618
321	Siemens Healthineers AG (Health Care)(a)	18,105
247	Symrise AG (Materials)	32,872
2,859	Telefonica Deutschland Holding AG (Communication Services)	7,867
1,620	Uniper SE (Utilities)	59,459
193	United Internet AG (Communication Services)	8,048
212	Volkswagen AG (Consumer Discretionary)	77,474
597	Vonovia SE (Real Estate)	37,453
968	Zalando SE (Consumer Discretionary)*(a)	103,460

		2,879,548

Ireland – 0.8%
947	CRH PLC (Materials)	49,546
149	Flutter Entertainment PLC (Consumer Discretionary)*	27,879
219	Kerry Group PLC, Class A (Consumer Staples)	29,639
281	Kingspan Group PLC (Industrials)	26,734

Shares	Description	Value

Common Stocks – (continued)
Ireland – (continued)
467	Smurfit Kappa Group PLC (Materials)	$ 24,792

		158,590

Italy – 3.6%
256	Amplifon SpA (Health Care)	12,034
1,779	Assicurazioni Generali SpA (Financials)(b)	36,505
725	Atlantia SpA (Industrials)*	13,821
1,647	Davide Campari-Milano NV (Consumer Staples)	21,136
329	DiaSorin SpA (Health Care)	57,811
11,271	Enel SpA (Utilities)	111,802
770	Eni SpA (Energy)	9,468
267	Ferrari NV (Consumer Discretionary)	56,300
1,512	FinecoBank Banca Fineco SpA (Financials)*	25,178
1,142	Infrastrutture Wireless Italiane SpA (Communication Services)(a)	12,784
18,054	Intesa Sanpaolo SpA (Financials)	52,980
1,336	Moncler SpA (Consumer Discretionary)	94,457
210	Nexi SpA (Information Technology)*(a)	4,263
2,574	Poste Italiane SpA (Financials)(a)	36,074
582	Prysmian SpA (Industrials)	20,085
619	Recordati Industria Chimica e Farmaceutica SpA (Health Care)	34,527
3,571	Snam SpA (Utilities)	21,011
87,182	Telecom Italia SpA (Communication Services)	46,697
86,646	Telecom Italia SpA-RSP (Communication Services)	49,513
2,532	Terna SPA (Utilities)	19,339

		735,785

Jordan – 0.2%
1,068	Hikma Pharmaceuticals PLC (Health Care)	37,009

Luxembourg – 0.8%
4,001	ArcelorMittal (Materials)*	129,132
277	Eurofins Scientific SE (Health Care)*	29,653

		158,785

Netherlands – 6.5%
25	Adyen NV (Information Technology)*(a)	57,929
918	Aegon NV (Financials)	4,339
302	Akzo Nobel NV (Materials)	38,480

GOLDMAN SACHS ACTIVEBETA® EUROPE EQUITY ETF

Schedule of Investments (continued)

May 31, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Netherlands – (continued)
28	Argenx SE (Health Care)*	$ 7,862
87	ASM International NV (Information Technology)	27,162
583	ASML Holding NV (Information Technology)	392,233
242	Heineken Holding NV (Consumer Staples)	24,468
275	Heineken NV (Consumer Staples)(b)	32,876
3,746	ING Groep NV (Financials)	52,093
498	JDE Peet’s NV (Consumer Staples)*	19,625
4,968	Koninklijke Ahold Delhaize NV (Consumer Staples)	144,244
278	Koninklijke DSM NV (Materials)	51,136
4,475	Koninklijke KPN NV (Communication Services)	14,925
2,003	Koninklijke Philips NV (Health Care)	113,080
330	Koninklijke Vopak NV (Energy)	15,621
1,164	NN Group NV (Financials)	59,128
1,157	Randstad NV (Industrials)	90,061
3,711	Royal Dutch Shell PLC, Class A (Energy)	70,801
2,912	Royal Dutch Shell PLC, Class B (Energy)	52,997
782	Wolters Kluwer NV (Industrials)	75,007

		1,344,067

Norway – 1.2%
500	DNB ASA (Financials)	11,145
437	Equinor ASA (Energy)	9,502
2,095	Gjensidige Forsikring ASA (Financials)	47,224
524	Mowi ASA (Consumer Staples)	13,652
9,312	Norsk Hydro ASA (Materials)	60,381
2,288	Orkla ASA (Consumer Staples)(b)	23,889
449	Schibsted ASA, Class A (Communication Services)	21,924
826	Schibsted ASA, Class B (Communication Services)	34,243
1,116	Telenor ASA (Communication Services)(b)	19,447

		241,407

Poland – 0.0%
488	InPost SA (Industrials)*	9,482

Portugal – 0.5%
3,874	EDP – Energias de Portugal SA (Utilities)	22,548

Shares	Description	Value

Common Stocks – (continued)
Portugal – (continued)
4,168	Jeronimo Martins SGPS SA (Consumer Staples)	$ 80,550

		103,098

Russia – 0.4%
716	Coca-Cola HBC AG (Consumer Staples)*	26,080
5,085	Evraz PLC (Materials)	45,970

		72,050

Saudi Arabia – 0.1%
196	Delivery Hero SE (Consumer Discretionary)*(a)	26,562

South Africa – 0.2%
1,124	Anglo American PLC (Materials)	49,961

Spain – 3.4%
3,206	ACS Actividades de Construccion y Servicios SA (Industrials)	98,806
344	Amadeus IT Group SA (Information Technology)*	25,981
9,452	Banco Bilbao Vizcaya Argentaria SA (Financials)*	59,021
3,983	Banco Santander SA (Financials)*	16,742
12,554	CaixaBank SA (Financials)	43,447
682	Cellnex Telecom SA (Communication Services)*(a)	41,381
742	EDP Renovaveis SA (Utilities)	17,625
813	Enagas SA (Utilities)	19,084
995	Endesa SA (Utilities)	28,665
544	Ferrovial SA (Industrials)	15,884
991	Grifols SA (Health Care)	27,584
8,884	Iberdrola SA (Utilities)	122,343
1,548	Industria de Diseno Textil SA (Consumer Discretionary)	60,191
499	Naturgy Energy Group SA (Utilities)	13,051
996	Red Electrica Corp. SA (Utilities)	19,922
3,601	Repsol SA (Energy)	48,094
703	Siemens Gamesa Renewable Energy SA (Industrials)	23,216
4,173	Telefonica SA (Communication Services)	20,499

		701,536

GOLDMAN SACHS ACTIVEBETA® EUROPE EQUITY ETF

Schedule of Investments (continued)

May 31, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Sweden – 5.8%
211	Alfa Laval AB (Industrials)(b)	$ 7,860
901	Assa Abloy AB, Class B (Industrials)	27,739
827	Atlas Copco AB, Class A (Industrials)	50,484
329	Atlas Copco AB, Class B (Industrials)	17,130
292	Boliden AB (Materials)	11,706
1,177	Electrolux AB, Series B (Consumer Discretionary)	33,464
615	Embracer Group AB (Communication Services)*	18,025
1,264	Epiroc AB, Class A (Industrials)	28,783
681	Epiroc AB, Class B (Industrials)	13,785
1,472	EQT AB (Financials)	53,455
515	Essity AB, Class B (Consumer Staples)	17,798
253	Evolution AB (Consumer Discretionary)(a)	47,105
1,654	H & M Hennes & Mauritz AB, Class B (Consumer Discretionary)*	42,703
2,766	Hexagon AB, Class B (Information Technology)	39,503
2,288	Husqvarna AB, Class B (Consumer Discretionary)	33,680
198	ICA Gruppen AB (Consumer Staples)	9,691
799	Industrivarden AB, Class A (Financials)	32,529
711	Industrivarden AB, Class C (Financials)	27,750
802	Investment AB Latour, Class B (Industrials)	27,119
3,606	Investor AB, Class B (Financials)	82,742
2,000	Kinnevik AB, Class B (Financials)*	72,316
1,426	Kinnevik AB, Class B (Financials)*	26,903
208	L E Lundbergforetagen AB, Class B (Financials)	12,757
2,679	Nibe Industrier AB, Class B (Industrials)	28,146
1,478	Sandvik AB (Industrials)	39,269
2,155	Securitas AB, Class B (Industrials)(b)	35,244
98	Sinch AB (Information Technology)*(a)	17,547
853	Skandinaviska Enskilda Banken AB, Class A (Financials)	11,004
1,722	Skanska AB, Class B (Industrials)	48,586
262	SKF AB, Class B (Industrials)	7,084
1,095	Svenska Cellulosa AB SCA, Class B (Materials)	18,290
819	Svenska Handelsbanken AB, Class A (Financials)	9,353
705	Swedbank AB, Class A (Financials)	12,921
10,432	Swedish Match AB (Consumer Staples)	96,525

Shares	Description	Value

Common Stocks – (continued)
Sweden – (continued)
938	Tele2 AB, Class B (Communication Services)	$ 12,759
4,739	Telefonaktiebolaget LM Ericsson, Class B (Information Technology)	63,405
3,402	Telia Co. AB (Communication Services)	15,085
345	Volvo AB, Class A (Industrials)	9,353
1,352	Volvo AB, Class B (Industrials)	35,604

		1,195,202

Switzerland – 14.1%
1,971	ABB Ltd. (Industrials)	67,185
493	Adecco Group AG (Industrials)	34,179
221	Alcon, Inc. (Health Care)	15,430
81	Baloise Holding AG (Financials)	13,490
198	Banque Cantonale Vaudoise (Financials)	18,677
11	Barry Callebaut AG (Consumer Staples)	25,030
4	Chocoladefabriken Lindt & Spruengli AG (Consumer Staples)	37,731
609	Cie Financiere Richemont SA (Consumer Discretionary)	73,956
332	Clariant AG (Materials)	7,182
3,290	Credit Suisse Group AG (Financials)	36,020
32	EMS-Chemie Holding AG (Materials)	30,043
61	Geberit AG (Industrials)	44,311
13	Givaudan SA (Materials)	58,136
714	Holcim Ltd. (Materials)*	42,774
97	Julius Baer Group Ltd. (Financials)	6,606
515	Kuehne + Nagel International AG (Industrials)	173,889
718	Logitech International SA (Information Technology)	88,389
91	Lonza Group AG (Health Care)	58,884
4,683	Nestle SA (Consumer Staples)	578,162
3,341	Novartis AG (Health Care)	295,477
96	Partners Group Holding AG (Financials)	145,059
1,249	Roche Holding AG (Health Care)	437,958
139	Roche Holding AG (Health Care)	52,539
56	Schindler Holding AG (Industrials)	16,276
75	Schindler Holding AG Participation Certificates (Industrials)	22,315
32	SGS SA (Industrials)	100,083
181	Sika AG (Materials)	58,339
24	Sonova Holding AG (Health Care)*	8,504

GOLDMAN SACHS ACTIVEBETA® EUROPE EQUITY ETF

Schedule of Investments (continued)

May 31, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Switzerland – (continued)
1,175	STMicroelectronics NV (Information Technology)	$ 43,884
41	Straumann Holding AG (Health Care)	64,230
86	Swatch Group AG (The) – Bearer (Consumer Discretionary)	31,149
357	Swatch Group AG (The) – Registered (Consumer Discretionary)	24,711
29	Swiss Life Holding AG (Financials)	15,128
185	Swiss Prime Site AG (Real Estate)	19,013
41	Swisscom AG (Communication Services)	23,177
5,135	UBS Group AG (Financials)	83,839
48	Vifor Pharma AG (Health Care)	7,010
109	Zurich Insurance Group AG (Financials)	45,862

		2,904,627

United Kingdom – 17.4%
1,276	3i Group PLC (Financials)	22,488
3,351	Admiral Group PLC (Financials)	139,638
662	Ashtead Group PLC (Industrials)	48,320
820	Associated British Foods PLC (Consumer Staples)*	26,985
1,924	AstraZeneca PLC (Health Care)	219,490
11,975	Auto Trader Group PLC (Communication Services)*(a)	95,353
308	AVEVA Group PLC (Information Technology)	15,280
15,102	Aviva PLC (Financials)	88,048
3,157	BAE Systems PLC (Industrials)	23,571
16,189	Barclays PLC (Financials)	42,028
2,616	Barratt Developments PLC (Consumer Discretionary)	28,056
174	Berkeley Group Holdings PLC (Consumer Discretionary)	11,543
11,911	BP PLC (Energy)	51,703
2,971	British American Tobacco PLC (Consumer Staples)	114,283
7,382	BT Group PLC (Communication Services)*	18,301
787	Bunzl PLC (Industrials)	25,497
3,433	Burberry Group PLC (Consumer Discretionary)*	103,969
2,492	CNH Industrial NV (Industrials)	42,787
554	Coca-Cola Europacific Partners PLC (Consumer Staples)	33,528

Shares	Description	Value

Common Stocks – (continued)
United Kingdom – (continued)
455	Compass Group PLC (Consumer Discretionary)*	$ 10,377
399	Croda International PLC (Materials)	39,533
232	DCC PLC (Industrials)	19,697
3,109	Diageo PLC (Consumer Staples)	150,052
3,454	Direct Line Insurance Group PLC (Financials)	14,560
1,092	Entain PLC (Consumer Discretionary)*	25,539
1,348	Experian PLC (Industrials)	51,661
8,156	GlaxoSmithKline PLC (Health Care)	155,443
603	Halma PLC (Information Technology)	22,263
3,997	Hargreaves Lansdown PLC (Financials)	93,905
12,346	HSBC Holdings PLC (Financials)	79,699
2,401	Imperial Brands PLC (Consumer Staples)	54,468
198	Intertek Group PLC (Industrials)	15,238
33,887	J Sainsbury PLC (Consumer Staples)	127,612
7,594	JD Sports Fashion PLC (Consumer Discretionary)*	101,771
1,657	Johnson Matthey PLC (Materials)	71,562
15,506	Kingfisher PLC (Consumer Discretionary)*	79,213
7,146	Legal & General Group PLC (Financials)	28,805
19,383	Lloyds Banking Group PLC (Financials)	13,711
312	London Stock Exchange Group PLC (Financials)	33,505
30,773	M&G PLC (Financials)	106,679
15,305	Melrose Industries PLC (Industrials)	37,476
3,916	National Grid PLC (Utilities)	52,147
4,107	Natwest Group PLC (Financials)	12,054
496	Next PLC (Consumer Discretionary)*	57,371
1,052	Ocado Group PLC (Consumer Discretionary)*	28,176
1,482	Pearson PLC (Communication Services)(b)	17,192
196	Persimmon PLC (Consumer Discretionary)	8,782
2,703	Phoenix Group Holdings PLC (Financials)	28,192
1,019	Prudential PLC (Financials)	21,686
750	Reckitt Benckiser Group PLC (Consumer Staples)	67,717
2,563	RELX PLC (Industrials)	66,828
2,896	Rentokil Initial PLC (Industrials)	19,455
6,931	Sage Group PLC (The) (Information Technology)	64,525
324	Schroders PLC (Financials)	16,340
2,949	Segro PLC REIT (Real Estate)	43,631

GOLDMAN SACHS ACTIVEBETA® EUROPE EQUITY ETF

Schedule of Investments (continued)

May 31, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
United Kingdom – (continued)
659	Severn Trent PLC (Utilities)	$ 22,920
1,749	Smith & Nephew PLC (Health Care)	38,202
289	Smiths Group PLC (Industrials)	6,349
191	Spirax-Sarco Engineering PLC (Industrials)	34,393
1,307	SSE PLC (Utilities)	28,575
2,536	St James’s Place PLC (Financials)	50,249
2,650	Standard Chartered PLC (Financials)	19,080
8,863	Tesco PLC (Consumer Staples)	28,055
3,586	Unilever PLC (Consumer Staples)	214,893
1,429	United Utilities Group PLC (Utilities)	19,929
36,155	Vodafone Group PLC (Communication Services)	65,770
8,210	Wm Morrison Supermarkets PLC (Consumer Staples)	20,586
2,771	WPP PLC (Communication Services)	38,267

		3,575,001

United States – 1.9%
1,172	Ferguson PLC (Industrials)	159,259
622	QIAGEN NV (Health Care)*	30,846
789	Schneider Electric SE (Industrials)	125,542
2,029	Stellantis NV (Consumer Discretionary)	39,808
104	Swiss Re AG (Financials)	10,062
2,928	Tenaris SA (Energy)	33,370

		398,887

TOTAL COMMON STOCKS (Cost $16,185,932)		$20,228,170

Shares	Description	Rate	Value

Preferred Stocks – 1.2%
Germany – 1.2%
489	Bayerische Motoren Werke AG (Consumer Discretionary)	2.50%	$ 44,616
726	FUCHS PETROLUB SE (Materials)	2.37	37,268
194	Henkel AG & Co. KGaA (Consumer Staples)	1.96	22,346
169	Porsche Automobil Holding SE (Consumer Discretionary)	2.25	18,808
72	Sartorius AG (Health Care)	0.18	35,653

Shares	Description	Rate	Value

Preferred Stocks – (continued)
Germany – (continued)
301	Volkswagen AG (Consumer Discretionary)	2.02%	$ 82,921

TOTAL PREFERRED STOCKS (Cost $192,165)			$ 241,612

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $16,378,097)			$20,469,782

Shares	Dividend Rate		Value

Securities Lending Reinvestment Vehicle – 3.3%(c)
Goldman Sachs Financial Square Government Fund – Institutional Shares
687,858	0.026%		$ 687,858
(Cost $687,858)

TOTAL INVESTMENTS – 102.8% (Cost $17,065,955)			$21,157,640

LIABILITIES IN EXCESS OF OTHER ASSETS – (2.8)%			(575,145)

NET ASSETS – 100.0%			$20,582,495

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(b)	All or a portion of security is on loan.

(c)	Represents an affiliated issuer.

Investment Abbreviations:
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust

GOLDMAN SACHS ACTIVEBETA® EUROPE EQUITY ETF

Schedule of Investments (continued)

May 31, 2021 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At May 31, 2021, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

MSCI Europe Index	3	06/18/21	$96,198	$2,107

GOLDMAN SACHS ACTIVEBETA® INTERNATIONAL EQUITY ETF

Schedule of Investments

May 31, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – 99.2%
Australia – 6.3%
21,056	Afterpay Ltd. (Information Technology)*	$ 1,524,777
880,140	AGL Energy Ltd. (Utilities)	5,611,558
31,502	Ampol Ltd. (Energy)	708,436
124,075	APA Group (Utilities)	880,988
56,862	Aristocrat Leisure Ltd. (Consumer Discretionary)	1,837,240
29,392	ASX Ltd. (Financials)	1,731,886
280,137	Aurizon Holdings Ltd. (Industrials)	788,296
945,117	AusNet Services Ltd. (Utilities)	1,278,760
251,368	Australia & New Zealand Banking Group Ltd. (Financials)	5,592,842
172,584	BHP Group Ltd. (Materials)	6,407,863
139,135	BHP Group PLC (Materials)	4,188,098
304,678	BlueScope Steel Ltd. (Materials)	5,019,631
160,167	Brambles Ltd. (Industrials)	1,339,766
22,407	Cochlear Ltd. (Health Care)	3,890,775
446,374	Coles Group Ltd. (Consumer Staples)	5,716,033
182,045	Commonwealth Bank of Australia (Financials)	14,113,354
51,639	Computershare Ltd. (Information Technology)	644,542
41,542	CSL Ltd. (Health Care)	9,259,590
155,410	Dexus REIT (Real Estate)	1,243,662
16,911	Domino’s Pizza Enterprises Ltd. (Consumer Discretionary)	1,400,753
262,599	Fortescue Metals Group Ltd. (Materials)	4,478,209
1,172,163	Glencore PLC (Materials)*	5,342,344
175,347	Goodman Group REIT (Real Estate)	2,613,102
149,879	Insurance Australia Group Ltd. (Financials)	576,591
35,790	Macquarie Group Ltd. (Financials)	4,206,998
96,663	Magellan Financial Group Ltd. (Financials)	3,599,429
597,560	Medibank Pvt Ltd. (Financials)	1,441,956
208,305	National Australia Bank Ltd. (Financials)	4,350,457
47,934	Newcrest Mining Ltd. (Materials)	1,039,167
79,110	Northern Star Resources Ltd. (Materials)	697,724
54,563	Orica Ltd. (Materials)	578,399
212,138	Origin Energy Ltd. (Utilities)	667,275
11,426	Ramsay Health Care Ltd. (Health Care)	558,130
34,850	REA Group Ltd. (Communication Services)	4,419,184
112,509	Reece Ltd. (Industrials)	1,781,615
28,897	Rio Tinto Ltd. (Materials)	2,740,657
90,414	Rio Tinto PLC (Materials)	7,773,656
27,805	SEEK Ltd. (Communication Services)	665,382

Shares	Description	Value

Common Stocks – (continued)
Australia – (continued)
65,528	Sonic Healthcare Ltd. (Health Care)	$ 1,759,065
1,323,081	South32 Ltd. (Materials)	3,060,088
205,957	Stockland REIT (Real Estate)	739,927
228,503	Suncorp Group Ltd. (Financials)	1,967,756
131,214	Tabcorp Holdings Ltd. (Consumer Discretionary)	522,994
626,563	Telstra Corp. Ltd. (Communication Services)	1,685,840
114,938	Transurban Group (Industrials)	1,231,699
83,123	Washington H Soul Pattinson & Co. Ltd. (Energy)	1,903,285
191,276	Wesfarmers Ltd. (Consumer Discretionary)	8,188,689
251,527	Westpac Banking Corp. (Financials)	5,130,984
38,064	Woodside Petroleum Ltd. (Energy)	648,828
305,778	Woolworths Group Ltd. (Consumer Staples)	9,879,844

		157,428,124

Austria – 0.7%
56,080	Mondi PLC (Materials)	1,515,916
41,867	OMV AG (Energy)	2,428,634
177,548	Raiffeisen Bank International AG (Financials)	4,232,601
20,859	Verbund AG (Utilities)	1,929,843
171,780	voestalpine AG (Materials)	7,717,280

		17,824,274

Belgium – 0.5%
36,778	Ageas SA/NV (Financials)	2,379,835
32,920	Anheuser-Busch InBev SA/NV (Consumer Staples)	2,499,927
6,777	Elia Group SA/NV (Utilities)(a)	737,207
20,020	Etablissements Franz Colruyt NV (Consumer Staples)	1,218,393
10,843	Groupe Bruxelles Lambert SA (Financials)	1,231,023
4,337	Sofina SA (Financials)	1,780,410
9,566	Solvay SA (Materials)	1,294,629
26,286	UCB SA (Health Care)	2,469,405

		13,610,829

Brazil – 0.0%
11,739	Yara International ASA (Materials)(a)	626,590

GOLDMAN SACHS ACTIVEBETA® INTERNATIONAL EQUITY ETF

Schedule of Investments (continued)

May 31, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Canada – 10.3%
7,394	Agnico Eagle Mines Ltd. (Materials)	$ 532,393
66,138	Algonquin Power & Utilities Corp. (Utilities)	1,010,138
125,717	Alimentation Couche-Tard, Inc., Class B (Consumer Staples)	4,597,829
32,165	AltaGas Ltd. (Utilities)	638,507
48,070	Atco Ltd., Class I (Utilities)	1,731,793
207,822	B2Gold Corp. (Materials)	1,063,195
47,687	Ballard Power Systems, Inc. (Industrials)*	826,233
54,425	Bank of Montreal (Financials)	5,714,174
108,234	Bank of Nova Scotia (The) (Financials)	7,286,084
114,340	Barrick Gold Corp. (Materials)	2,755,329
27,245	BCE, Inc. (Communication Services)(a)	1,354,582
133,861	BlackBerry Ltd. (Information Technology)*	1,345,259
28,236	Brookfield Asset Management, Inc., Class A (Financials)	1,420,916
73,133	Cameco Corp. (Energy)	1,459,633
21,349	Canadian Apartment Properties REIT (Real Estate)	976,964
45,088	Canadian Imperial Bank of Commerce (Financials)	5,317,249
44,229	Canadian National Railway Co. (Industrials)	4,979,424
99,049	Canadian Natural Resources Ltd. (Energy)	3,431,458
50,505	Canadian Pacific Railway Ltd. (Industrials)	4,101,441
22,318	Canadian Tire Corp. Ltd., Class A (Consumer Discretionary)	3,819,925
37,185	Canadian Utilities Ltd., Class A (Utilities)	1,074,302
23,768	Canopy Growth Corp. (Health Care)*	618,794
21,552	CCL Industries, Inc., Class B (Materials)	1,216,225
70,562	Cenovus Energy, Inc. (Energy)	573,024
53,580	CGI, Inc. (Information Technology)*	4,789,378
8,970	Constellation Software, Inc. (Information Technology)	12,874,920
109,814	Dollarama, Inc. (Consumer Discretionary)	4,803,453
28,285	Emera, Inc. (Utilities)	1,322,933
344,462	Empire Co. Ltd., Class A (Consumer Staples)	11,788,128
64,619	Enbridge, Inc. (Energy)	2,485,799
10,067	Fairfax Financial Holdings Ltd. (Financials)	4,728,490
16,059	FirstService Corp. (Real Estate)	2,605,466
35,322	Fortis, Inc. (Utilities)	1,611,712
4,382	Franco-Nevada Corp. (Materials)	655,523
76,141	George Weston Ltd. (Consumer Staples)	7,453,372
43,607	GFL Environmental, Inc. (Industrials)	1,421,920

Shares	Description	Value

Common Stocks – (continued)
Canada – (continued)
14,231	Gildan Activewear, Inc. (Consumer Discretionary)	$ 514,814
71,369	Great-West Lifeco, Inc. (Financials)	2,194,242
73,859	Hydro One Ltd. (Utilities)(b)	1,879,491
87,260	iA Financial Corp., Inc. (Financials)	5,021,062
33,432	IGM Financial, Inc. (Financials)	1,230,729
17,954	Intact Financial Corp. (Financials)	2,438,058
162,435	Ivanhoe Mines Ltd., Class A (Materials)*	1,194,059
234,078	Kinross Gold Corp. (Materials)	1,897,039
47,019	Kirkland Lake Gold Ltd. (Materials)	2,038,009
10,569	Lightspeed POS, Inc. (Information Technology)*	761,790
152,100	Loblaw Cos. Ltd. (Consumer Staples)	9,360,194
56,652	Magna International, Inc. (Consumer Discretionary)	5,697,090
311,968	Manulife Financial Corp. (Financials)	6,518,272
46,342	Metro, Inc. (Consumer Staples)	2,244,211
51,111	National Bank of Canada (Financials)	3,989,027
45,491	Northland Power, Inc. (Utilities)	1,522,141
67,624	Nutrien Ltd. (Materials)	4,205,787
49,418	Onex Corp. (Financials)	3,620,850
25,403	Open Text Corp. (Information Technology)	1,193,394
14,875	Pan American Silver Corp. (Materials)	500,677
42,082	Parkland Corp. (Energy)	1,379,161
168,535	Power Corp. of Canada (Financials)	5,496,920
35,247	Quebecor, Inc., Class B (Communication Services)	957,913
34,355	Ritchie Bros Auctioneers, Inc. (Industrials)	2,052,199
19,587	Rogers Communications, Inc., Class B (Communication Services)	1,011,292
153,028	Royal Bank of Canada (Financials)	15,913,392
87,205	Saputo, Inc. (Consumer Staples)	3,026,187
29,661	Shaw Communications, Inc., Class B (Communication Services)	886,884
8,528	Shopify, Inc., Class A (Information Technology)*	10,606,488
67,939	Sun Life Financial, Inc. (Financials)(a)	3,659,595
17,565	TC Energy Corp. (Energy)	897,298
35,038	Teck Resources Ltd., Class B (Materials)	864,348
52,592	TELUS Corp. (Communication Services)	1,186,803
22,809	Thomson Reuters Corp. (Industrials)	2,234,074
14,434	TMX Group Ltd. (Financials)	1,605,185
24,927	Toromont Industries Ltd. (Industrials)	2,264,890

GOLDMAN SACHS ACTIVEBETA® INTERNATIONAL EQUITY ETF

Schedule of Investments (continued)

May 31, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Canada – (continued)
177,639	Toronto-Dominion Bank (The) (Financials)	$ 12,803,831
46,407	West Fraser Timber Co. Ltd. (Materials)	3,571,188
111,324	WSP Global, Inc. (Industrials)	12,627,164
230,008	Yamana Gold, Inc. (Materials)	1,205,257

		256,656,970

Chile – 0.2%
136,700	Antofagasta PLC (Materials)	2,993,552
83,597	Lundin Mining Corp. (Materials)	897,561

		3,891,113

China – 0.6%
1,127,542	BOC Hong Kong Holdings Ltd. (Financials)	4,154,829
898,360	Chow Tai Fook Jewellery Group Ltd. (Consumer Discretionary)	1,682,942
234,356	ESR Cayman Ltd. (Real Estate)*(b)	748,828
26,938	Futu Holdings Ltd. ADR (Financials)*	3,832,469
29,118	Prosus NV (Consumer Discretionary)*	3,009,637
807,318	Wilmar International Ltd. (Consumer Staples)	2,922,501

		16,351,206

Denmark – 2.9%
17,581	Ambu A/S, Class B (Health Care)	670,715
2,965	AP Moller – Maersk A/S, Class A (Industrials)	7,824,295
2,956	AP Moller – Maersk A/S, Class B (Industrials)(a)	8,166,120
16,599	Carlsberg AS, Class B (Consumer Staples)	3,050,702
10,104	Chr Hansen Holding A/S (Materials)	906,652
39,112	Coloplast A/S, Class B (Health Care)	6,211,945
124,896	Danske Bank A/S (Financials)	2,351,703
38,377	Demant A/S (Health Care)*	2,049,967
21,926	DSV PANALPINA A/S (Industrials)	5,346,053
5,557	Genmab A/S (Health Care)*	2,271,098
14,446	GN Store Nord AS (Health Care)	1,228,118
215,395	Novo Nordisk A/S, Class B (Health Care)	17,029,148
27,532	Novozymes A/S, Class B (Materials)	2,010,043
19,838	Orsted AS (Utilities)(b)	3,033,778
37,618	Pandora A/S (Consumer Discretionary)	5,091,033
3,283	ROCKWOOL International A/S, Class B (Industrials)	1,629,441
57,557	Tryg A/S (Financials)	1,366,600

Shares	Description	Value

Common Stocks – (continued)
Denmark – (continued)
64,909	Vestas Wind Systems A/S (Industrials)	$ 2,539,009

		72,776,420

Finland – 0.9%
22,139	Elisa OYJ (Communication Services)	1,311,484
80,617	Fortum OYJ (Utilities)(a)	2,327,425
58,553	Kesko OYJ, Class B (Consumer Staples)	2,034,227
31,528	Kone OYJ, Class B (Industrials)	2,563,205
34,283	Neste OYJ (Energy)	2,259,315
701,718	Nokia OYJ (Information Technology)*	3,658,534
111,442	Nordea Bank Abp (Financials)	1,208,456
120,999	Orion OYJ, Class B (Health Care)	5,340,118
14,536	Sampo OYJ, Class A (Financials)	691,282
38,337	Stora Enso OYJ, Class R (Materials)	682,524
24,784	UPM-Kymmene OYJ (Materials)	945,873

		23,022,443

France – 10.7%
64,577	Adevinta ASA (Communication Services)*	1,253,562
34,167	Air Liquide SA (Materials)	5,808,561
7,835	Airbus SE (Industrials)*	1,030,774
26,291	Alstom SA (Industrials)*	1,484,423
5,936	Amundi SA (Financials)(b)	527,497
20,998	Arkema SA (Materials)	2,781,685
156,360	Atos SE (Information Technology)(a)	10,464,418
93,660	AXA SA (Financials)	2,601,866
29,709	BioMerieux (Health Care)	3,429,366
125,201	BNP Paribas SA (Financials)	8,613,968
1,143,030	Bollore SA (Communication Services)	5,917,623
101,739	Bouygues SA (Industrials)	4,138,135
42,642	Bureau Veritas SA (Industrials)*	1,307,439
38,139	Capgemini SE (Information Technology)(a)	7,133,783
285,945	Carrefour SA (Consumer Staples)(a)	5,817,009
117,861	Cie de Saint-Gobain (Industrials)*(a)	7,916,581
12,162	Cie Generale des Etablissements Michelin (Consumer Discretionary)	1,860,782
173,191	CNP Assurances (Financials)	3,182,522
168,331	Credit Agricole SA (Financials)(a)	2,522,555
88,682	Danone SA (Consumer Staples)	6,315,315
17,525	Dassault Systemes (Information Technology)	4,029,450
19,111	Edenred (Information Technology)(a)	1,052,492
46,350	Eiffage SA (Industrials)	5,114,260

GOLDMAN SACHS ACTIVEBETA® INTERNATIONAL EQUITY ETF

Schedule of Investments (continued)

May 31, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
France – (continued)
87,116	Electricite de France SA (Utilities)	$ 1,231,527
296,958	Engie SA (Utilities)	4,437,095
27,974	EssilorLuxottica SA (Consumer Discretionary)(a)	4,858,631
40,650	Getlink SE (Industrials)	641,255
8,535	Hermes International (Consumer Discretionary)	11,894,065
7,761	Iliad SA (Communication Services)	1,274,407
75,437	Ipsen SA (Health Care)	7,871,604
7,280	Kering (Consumer Discretionary)	6,640,457
135,209	La Francaise des Jeux SAEM (Consumer Discretionary)(b)	7,625,834
29,561	Legrand SA (Industrials)	3,098,277
40,356	L’Oreal SA (Consumer Staples)	18,265,271
32,576	LVMH Moet Hennessy Louis Vuitton SE (Consumer Discretionary)	26,023,752
99,484	Natixis SA (Financials)*(a)	491,775
144,340	Orange SA (Communication Services)	1,841,972
12,493	Pernod Ricard SA (Consumer Staples)	2,757,564
92,251	Publicis Groupe SA (Communication Services)	6,236,843
12,030	Remy Cointreau SA (Consumer Staples)	2,507,358
63,405	Renault SA (Consumer Discretionary)*	2,635,706
9,507	Safran SA (Industrials)	1,437,428
122,182	Sanofi (Health Care)(a)	13,091,614
11,065	Sartorius Stedim Biotech (Health Care)	4,795,767
28,652	SEB SA (Consumer Discretionary)	5,374,975
237,837	Suez SA (Utilities)*	5,790,077
9,973	Teleperformance (Industrials)	3,820,738
8,414	Thales SA (Industrials)	863,214
196,930	TOTAL SE (Energy)	9,150,614
46,004	Ubisoft Entertainment SA (Communication Services)*	3,356,782
93,885	Veolia Environnement SA (Utilities)	2,959,792
52,803	Vinci SA (Industrials)	6,007,672
76,315	Vivendi SE (Communication Services)*	2,779,597
4,790	Wendel SE (Financials)	669,851
17,931	Worldline SA (Information Technology)*(b)	1,724,040

		266,459,620

Germany – 8.0%
30,780	adidas AG (Consumer Discretionary)	11,224,025
35,880	Allianz SE (Financials)	9,517,247

Shares	Description	Value

Common Stocks – (continued)
Germany – (continued)
35,503	BASF SE (Materials)	$ 2,904,102
70,321	Bayer AG (Health Care)	4,474,958
39,309	Bayerische Motoren Werke AG (Consumer Discretionary)	4,175,986
5,066	Bechtle AG (Information Technology)*	980,904
45,940	Beiersdorf AG (Consumer Staples)	5,445,084
43,585	Brenntag SE (Industrials)	4,092,413
7,229	Carl Zeiss Meditec AG (Health Care)	1,337,192
7,198	Continental AG (Consumer Discretionary)	1,066,744
25,836	Covestro AG (Materials)(b)	1,803,353
88,305	Daimler AG (Consumer Discretionary)	8,244,068
23,290	Deutsche Boerse AG (Financials)	3,805,931
208,827	Deutsche Post AG (Industrials)	14,181,830
155,378	Deutsche Telekom AG (Communication Services)	3,233,552
48,759	Deutsche Wohnen SE (Real Estate)	3,102,835
169,279	E.ON SE (Utilities)	2,057,948
25,592	Evonik Industries AG (Materials)	918,724
50,776	Fresenius Medical Care AG & Co. KGaA (Health Care)	4,068,676
113,429	Fresenius SE & Co. KGaA (Health Care)	6,170,139
17,071	GEA Group AG (Industrials)	742,591
4,003	Hannover Rueck SE (Financials)	700,230
57,970	HeidelbergCement AG (Materials)	5,299,036
89,861	HelloFresh SE (Consumer Discretionary)*	8,126,620
18,829	Henkel AG & Co. KGaA (Consumer Staples)	1,868,182
73,160	Infineon Technologies AG (Information Technology)	2,960,116
6,211	Just Eat Takeaway.com NV (Consumer Discretionary)*(b)	560,862
17,903	KION Group AG (Industrials)	1,902,577
25,969	Knorr-Bremse AG (Industrials)	3,226,682
7,586	LEG Immobilien SE (Real Estate)	1,115,375
34,831	Merck KGaA (Health Care)	6,262,577
2,944	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Financials)	846,710
51,943	Nemetschek SE (Information Technology)	3,869,860
59,693	Puma SE (Consumer Discretionary)	6,822,124
3,439	Rational AG (Industrials)	3,120,129
150,229	RWE AG (Utilities)	5,707,815
95,921	SAP SE (Information Technology)	13,451,330
16,421	Scout24 AG (Communication Services)(b)	1,335,816

GOLDMAN SACHS ACTIVEBETA® INTERNATIONAL EQUITY ETF

Schedule of Investments (continued)

May 31, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Germany – (continued)
58,270	Siemens AG (Industrials)	$ 9,575,418
114,899	Siemens Energy AG (Industrials)*	3,655,865
20,135	Siemens Healthineers AG (Health Care)(b)	1,135,621
16,973	Symrise AG (Materials)	2,258,816
17,917	TeamViewer AG (Information Technology)*(b)	702,129
232,356	Telefonica Deutschland Holding AG (Communication Services)	639,397
160,364	Uniper SE (Utilities)	5,885,817
12,561	Volkswagen AG (Consumer Discretionary)(a)	4,590,354
45,694	Vonovia SE (Real Estate)	2,866,600
73,302	Zalando SE (Consumer Discretionary)*(b)	7,834,553

		199,868,913

Hong Kong – 2.4%
973,306	AIA Group Ltd. (Financials)	12,941,465
439,191	Bank of East Asia Ltd. (The) (Financials)	899,715
691,037	CK Asset Holdings Ltd. (Real Estate)	4,700,993
85,395	CK Infrastructure Holdings Ltd. (Utilities)	543,518
101,383	CLP Holdings Ltd. (Utilities)	1,045,637
305,302	Hang Lung Properties Ltd. (Real Estate)	788,675
103,445	Hang Seng Bank Ltd. (Financials)	2,201,780
111,583	Henderson Land Development Co. Ltd. (Real Estate)	537,680
1,000,608	HK Electric Investments & HK Electric Investments Ltd. (Utilities)	1,018,463
874,925	HKT Trust & HKT Ltd. (Communication Services)	1,194,899
646,455	Hong Kong & China Gas Co. Ltd. (Utilities)	1,137,741
167,703	Hong Kong Exchanges & Clearing Ltd. (Financials)	10,315,198
280,856	Hongkong Land Holdings Ltd. (Real Estate)	1,376,194
21,414	Jardine Matheson Holdings Ltd. (Industrials)	1,388,912
95,768	Link REIT (Real Estate)	923,563
149,588	MTR Corp. Ltd. (Industrials)	847,052
144,371	Power Assets Holdings Ltd. (Utilities)	905,865
313,109	Sino Land Co. Ltd. (Real Estate)	499,425
102,283	Sun Hung Kai Properties Ltd. (Real Estate)	1,597,204
381,958	Swire Pacific Ltd., Class A (Real Estate)	2,972,397
167,451	Swire Properties Ltd. (Real Estate)	504,845
276,724	Techtronic Industries Co. Ltd. (Industrials)	5,216,095
6,053,071	WH Group Ltd. (Consumer Staples)(b)	5,217,425

Shares	Description	Value

Common Stocks – (continued)
Hong Kong – (continued)
543,253	Xinyi Glass Holdings Ltd. (Industrials)	$ 2,124,297

		60,899,038

Ireland – 0.5%
66,119	CRH PLC (Materials)	3,459,315
9,394	Flutter Entertainment PLC (Consumer Discretionary)*	1,757,691
11,467	Kerry Group PLC, Class A (Consumer Staples)	1,551,903
17,429	Kingspan Group PLC (Industrials)	1,658,152
69,536	Smurfit Kappa Group PLC (Materials)	3,691,456

		12,118,517

Israel – 0.7%
140,504	Bank Hapoalim BM (Financials)*	1,232,283
146,291	Bank Leumi Le-Israel BM (Financials)*	1,173,641
15,198	Check Point Software Technologies Ltd. (Information Technology)*	1,777,862
5,950	Elbit Systems Ltd. (Industrials)	786,791
196,627	ICL Group Ltd. (Materials)	1,402,598
167,310	Israel Discount Bank Ltd., Class A (Financials)*	857,261
20,115	Nice Ltd. (Information Technology)*	4,508,860
316,571	Teva Pharmaceutical Industries Ltd. ADR (Health Care)*	3,292,338
10,364	Wix.com Ltd. (Information Technology)*	2,693,189

		17,724,823

Italy – 2.2%
15,845	Amplifon SpA (Health Care)	744,848
110,340	Assicurazioni Generali SpA (Financials)(a)	2,264,148
59,615	Atlantia SpA (Industrials)*	1,136,503
103,341	Davide Campari-Milano NV (Consumer Staples)	1,326,197
19,951	DiaSorin SpA (Health Care)	3,505,752
663,393	Enel SpA (Utilities)	6,580,457
55,171	Eni SpA (Energy)	678,383
20,852	Ferrari NV (Consumer Discretionary)	4,396,889
137,140	FinecoBank Banca Fineco SpA (Financials)*	2,283,670
86,441	Infrastrutture Wireless Italiane SpA (Communication Services)(b)	967,690
1,461,516	Intesa Sanpaolo SpA (Financials)	4,288,853

GOLDMAN SACHS ACTIVEBETA® INTERNATIONAL EQUITY ETF

Schedule of Investments (continued)

May 31, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Italy – (continued)
114,803	Moncler SpA (Consumer Discretionary)	$ 8,116,736
25,727	Nexi SpA (Information Technology)*(b)	522,270
240,098	Poste Italiane SpA (Financials)(b)	3,364,929
56,409	Prysmian SpA (Industrials)	1,946,685
60,278	Recordati Industria Chimica e Farmaceutica SpA (Health Care)	3,362,252
229,535	Snam SpA (Utilities)	1,350,507
6,321,524	Telecom Italia SpA (Communication Services)	3,385,938
4,954,336	Telecom Italia SpA-RSP (Communication Services)	2,831,077
177,484	Terna SPA (Utilities)	1,355,587

		54,409,371

Japan – 19.7%
22,171	ABC-Mart, Inc. (Consumer Discretionary)	1,274,114
42,991	Advantest Corp. (Information Technology)	3,787,977
85,154	Aeon Co. Ltd. (Consumer Staples)	2,305,101
16,663	AGC, Inc. (Industrials)	731,824
20,387	Aisin Corp. (Consumer Discretionary)	892,597
32,586	Ajinomoto Co., Inc. (Consumer Staples)	757,945
59,632	Asahi Group Holdings Ltd. (Consumer Staples)	2,890,098
30,877	Asahi Intecc Co. Ltd. (Health Care)	769,293
362,235	Astellas Pharma, Inc. (Health Care)	5,798,724
28,455	Azbil Corp. (Information Technology)	1,151,396
49,502	Bandai Namco Holdings, Inc. (Consumer Discretionary)	3,555,952
57,747	Bridgestone Corp. (Consumer Discretionary)	2,568,225
157,708	Brother Industries Ltd. (Information Technology)	3,375,718
80,651	Canon, Inc. (Information Technology)	1,923,230
86,096	Capcom Co. Ltd. (Communication Services)	2,763,527
306,903	Chubu Electric Power Co., Inc. (Utilities)	3,665,534
76,173	Chugai Pharmaceutical Co. Ltd. (Health Care)	2,894,539
12,254	Cosmos Pharmaceutical Corp. (Consumer Staples)	1,717,064
257,227	CyberAgent, Inc. (Communication Services)	5,124,659
14,226	Daifuku Co. Ltd. (Industrials)	1,231,476
29,588	Dai-ichi Life Holdings, Inc. (Financials)	621,086
117,119	Daiichi Sankyo Co. Ltd. (Health Care)	2,696,479

Shares	Description	Value

Common Stocks – (continued)
Japan – (continued)
20,155	Daikin Industries Ltd. (Industrials)	$ 4,047,494
33,410	Daito Trust Construction Co. Ltd. (Real Estate)	3,648,594
21,605	Daiwa House Industry Co. Ltd. (Real Estate)	631,992
362	Daiwa House REIT Investment Corp. REIT (Real Estate)	989,143
93,523	Daiwa Securities Group, Inc. (Financials)	542,727
31,386	Denso Corp. (Consumer Discretionary)	2,152,142
84,854	Dentsu Group, Inc. (Communication Services)(a)	2,970,565
2,003	Disco Corp. (Information Technology)	611,965
40,414	Eisai Co. Ltd. (Health Care)	2,717,541
991,676	ENEOS Holdings, Inc. (Energy)	4,102,865
7,598	FANUC Corp. (Industrials)	1,831,534
6,357	Fast Retailing Co. Ltd. (Consumer Discretionary)	5,192,538
10,680	Fuji Electric Co. Ltd. (Industrials)	504,016
68,693	FUJIFILM Holdings Corp. (Information Technology)	4,742,144
52,530	Fujitsu Ltd. (Information Technology)	8,576,278
840	GLP J REIT (Real Estate)	1,426,033
8,377	GMO Payment Gateway, Inc. (Information Technology)	1,005,469
65,363	Hakuhodo DY Holdings, Inc. (Communication Services)	1,116,773
18,476	Hamamatsu Photonics KK (Information Technology)	1,132,332
18,293	Hankyu Hanshin Holdings, Inc. (Industrials)	574,697
11,839	Harmonic Drive Systems, Inc. (Industrials)	649,140
81,225	Hino Motors Ltd. (Industrials)	776,244
4,423	Hirose Electric Co. Ltd. (Information Technology)	634,242
109,951	Hitachi Ltd. (Industrials)	5,814,731
38,142	Hitachi Metals Ltd. (Materials)*	735,614
229,930	Honda Motor Co. Ltd. (Consumer Discretionary)	7,250,714
80,359	Hoya Corp. (Health Care)	10,598,839
21,665	Ibiden Co. Ltd. (Information Technology)	1,004,697
34,515	Idemitsu Kosan Co. Ltd. (Energy)	820,702
159,479	Iida Group Holdings Co. Ltd. (Consumer Discretionary)	4,305,462
313,591	Inpex Corp. (Energy)	2,147,161

GOLDMAN SACHS ACTIVEBETA® INTERNATIONAL EQUITY ETF

Schedule of Investments (continued)

May 31, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Japan – (continued)
74,468	Ito En Ltd. (Consumer Staples)	$ 4,225,327
220,470	ITOCHU Corp. (Industrials)	6,667,727
30,074	Itochu Techno-Solutions Corp. (Information Technology)	955,750
68,500	Japan Exchange Group, Inc. (Financials)	1,600,150
70,482	Japan Post Bank Co. Ltd. (Financials)	607,565
245,019	Japan Post Holdings Co. Ltd. (Financials)*	2,067,985
110,283	Japan Post Insurance Co. Ltd. (Financials)	2,197,136
190	Japan Real Estate Investment Corp. REIT (Real Estate)	1,152,353
60,953	Japan Tobacco, Inc. (Consumer Staples)	1,212,686
42,847	JSR Corp. (Materials)	1,309,079
150,983	Kajima Corp. (Industrials)	2,100,514
56,233	Kao Corp. (Consumer Staples)	3,457,582
175,280	KDDI Corp. (Communication Services)	5,975,219
8,475	Keio Corp. (Industrials)	539,441
11,087	Keyence Corp. (Information Technology)	5,502,418
47,880	Kikkoman Corp. (Consumer Staples)(a)	3,173,860
88,345	Kirin Holdings Co. Ltd. (Consumer Staples)(a)	1,781,761
12,512	Kobayashi Pharmaceutical Co. Ltd. (Consumer Staples)	1,109,270
21,763	Kobe Bussan Co. Ltd. (Consumer Staples)(a)	553,697
29,927	Koei Tecmo Holdings Co. Ltd. (Communication Services)	1,406,889
26,738	Komatsu Ltd. (Industrials)	807,914
9,948	Konami Holdings Corp. (Communication Services)	644,053
34,590	Kose Corp. (Consumer Staples)	5,529,368
74,374	Kubota Corp. (Industrials)	1,718,430
30,105	Kurita Water Industries Ltd. (Industrials)	1,428,944
18,112	Kyocera Corp. (Information Technology)	1,117,106
29,556	Kyowa Kirin Co. Ltd. (Health Care)	901,663
10,982	Lasertec Corp. (Information Technology)	1,943,257
65,176	Lawson, Inc. (Consumer Staples)	2,986,925
160,370	Lion Corp. (Consumer Staples)	2,824,612
59,877	Lixil Corp. (Industrials)	1,626,302
41,320	M3, Inc. (Health Care)	2,784,474
431,576	Marubeni Corp. (Industrials)	3,877,218
60,736	Mazda Motor Corp. (Consumer Discretionary)*	535,703

Shares	Description	Value

Common Stocks – (continued)
Japan – (continued)
23,428	McDonald’s Holdings Co. Japan Ltd. (Consumer Discretionary)(a)	$ 1,050,239
58,970	Medipal Holdings Corp. (Health Care)	1,126,047
42,013	MEIJI Holdings Co. Ltd. (Consumer Staples)	2,613,039
18,929	Mercari, Inc. (Consumer Discretionary)*	901,914
102,668	MISUMI Group, Inc. (Industrials)	3,328,133
421,549	Mitsubishi Chemical Holdings Corp. (Materials)	3,421,456
169,768	Mitsubishi Corp. (Industrials)	4,655,788
116,208	Mitsubishi Electric Corp. (Industrials)	1,819,069
34,341	Mitsubishi Estate Co. Ltd. (Real Estate)	565,662
34,474	Mitsubishi Gas Chemical Co., Inc. (Materials)	813,144
106,434	Mitsubishi HC Capital, Inc. (Financials)	601,005
496,420	Mitsubishi UFJ Financial Group, Inc. (Financials)	2,849,647
149,197	Mitsui & Co. Ltd. (Industrials)	3,314,961
27,228	Mitsui Chemicals, Inc. (Materials)	925,962
21,515	Miura Co. Ltd. (Industrials)	986,002
115,952	Mizuho Financial Group, Inc. (Financials)	1,799,246
227,462	MonotaRO Co. Ltd. (Industrials)	5,315,548
27,646	MS&AD Insurance Group Holdings, Inc. (Financials)	848,925
42,439	Murata Manufacturing Co. Ltd. (Information Technology)	3,222,624
21,313	Nabtesco Corp. (Industrials)	994,187
115,904	NEC Corp. (Information Technology)	5,427,648
50,611	Nexon Co. Ltd. (Communication Services)	1,198,373
20,532	NH Foods Ltd. (Consumer Staples)	829,868
31,114	Nidec Corp. (Industrials)	3,591,655
41,566	Nihon M&A Center, Inc. (Industrials)	1,011,417
8,678	Nintendo Co. Ltd. (Communication Services)	5,363,434
9,288	Nippon Express Co. Ltd. (Industrials)	752,499
392	Nippon Prologis REIT, Inc. REIT (Real Estate)	1,211,912
292,208	Nippon Telegraph & Telephone Corp. (Communication Services)	7,891,410
91,236	Nippon Yusen KK (Industrials)	3,733,230
15,984	Nissan Chemical Corp. (Materials)	840,078
227,175	Nissan Motor Co. Ltd. (Consumer Discretionary)*	1,142,950

GOLDMAN SACHS ACTIVEBETA® INTERNATIONAL EQUITY ETF

Schedule of Investments (continued)

May 31, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Japan – (continued)
12,973	Nissin Foods Holdings Co. Ltd. (Consumer Staples)	$ 941,346
30,451	Nitori Holdings Co. Ltd. (Consumer Discretionary)	5,273,374
20,747	Nitto Denko Corp. (Materials)	1,643,159
90,421	Nomura Holdings, Inc. (Financials)	497,840
308	Nomura Real Estate Master Fund, Inc. REIT (Real Estate)	484,510
44,499	Nomura Research Institute Ltd. (Information Technology)	1,420,245
139,509	NTT Data Corp. (Information Technology)	2,260,560
86,211	Obayashi Corp. (Industrials)	735,312
10,348	Obic Co. Ltd. (Information Technology)	1,943,043
90,462	Oji Holdings Corp. (Materials)	542,895
194,681	Olympus Corp. (Health Care)	4,163,580
40,659	Omron Corp. (Information Technology)	3,231,277
51,336	Ono Pharmaceutical Co. Ltd. (Health Care)	1,172,827
8,829	Oracle Corp. Japan (Information Technology)	800,410
9,363	Oriental Land Co. Ltd. (Consumer Discretionary)	1,389,445
62,295	ORIX Corp. (Financials)	1,105,138
43,300	Osaka Gas Co. Ltd. (Utilities)	828,793
16,183	Otsuka Corp. (Information Technology)	875,552
32,617	Otsuka Holdings Co. Ltd. (Health Care)(a)	1,366,073
36,272	Pan Pacific International Holdings Corp. (Consumer Discretionary)	725,605
188,590	Panasonic Corp. (Consumer Discretionary)	2,154,702
130,873	Persol Holdings Co. Ltd. (Industrials)	2,556,174
67,181	Pigeon Corp. (Consumer Staples)	1,939,529
149,094	Pola Orbis Holdings, Inc. (Consumer Staples)(a)	3,893,594
195,511	Recruit Holdings Co. Ltd. (Industrials)	10,056,883
313,476	Renesas Electronics Corp. (Information Technology)*	3,360,657
232,845	Resona Holdings, Inc. (Financials)	1,003,367
374,237	Ricoh Co. Ltd. (Information Technology)	4,481,656
10,639	Rinnai Corp. (Consumer Discretionary)	1,058,337
111,028	Ryohin Keikaku Co. Ltd. (Consumer Discretionary)	2,139,289
11,942	Secom Co. Ltd. (Industrials)	945,913
61,297	Seiko Epson Corp. (Information Technology)	1,118,646

Shares	Description	Value

Common Stocks – (continued)
Japan – (continued)
60,305	Sekisui Chemical Co. Ltd. (Consumer Discretionary)	$ 1,056,126
60,940	Sekisui House Ltd. (Consumer Discretionary)	1,286,680
84,344	Seven & i Holdings Co. Ltd. (Consumer Staples)	3,718,882
47,609	SG Holdings Co. Ltd. (Industrials)	1,054,996
36,926	Sharp Corp. (Consumer Discretionary)	691,009
41,347	Shimadzu Corp. (Information Technology)	1,471,912
6,528	Shimano, Inc. (Consumer Discretionary)	1,487,238
60,555	Shimizu Corp. (Industrials)	494,461
20,767	Shin-Etsu Chemical Co. Ltd. (Materials)	3,617,112
25,922	Shionogi & Co. Ltd. (Health Care)	1,324,915
107,381	Shiseido Co. Ltd. (Consumer Staples)	7,773,223
65,240	Shizuoka Bank Ltd. (The) (Financials)	523,225
2,074	SMC Corp. (Industrials)	1,250,906
241,173	SoftBank Corp. (Communication Services)	3,097,585
81,929	SoftBank Group Corp. (Communication Services)	6,248,879
12,542	Sompo Holdings, Inc. (Financials)	505,329
102,375	Sony Group Corp. (Consumer Discretionary)	10,211,900
23,261	Square Enix Holdings Co. Ltd. (Communication Services)	1,250,034
36,467	Subaru Corp. (Consumer Discretionary)	714,750
32,909	SUMCO Corp. (Information Technology)	763,064
362,150	Sumitomo Chemical Co. Ltd. (Materials)	2,018,622
228,705	Sumitomo Corp. (Industrials)	3,248,349
182,728	Sumitomo Dainippon Pharma Co. Ltd. (Health Care)	3,519,144
43,027	Sumitomo Electric Industries Ltd. (Consumer Discretionary)	665,505
16,288	Sumitomo Metal Mining Co. Ltd. (Materials)	730,313
124,502	Sumitomo Mitsui Financial Group, Inc. (Financials)	4,558,941
33,121	Sumitomo Mitsui Trust Holdings, Inc. (Financials)	1,159,499
53,490	Suntory Beverage & Food Ltd. (Consumer Staples)(a)	1,991,740
48,866	Sysmex Corp. (Health Care)	5,083,219
58,373	T&D Holdings, Inc. (Financials)	796,707
22,376	Taisho Pharmaceutical Holdings Co. Ltd. (Health Care)	1,279,791

GOLDMAN SACHS ACTIVEBETA® INTERNATIONAL EQUITY ETF

Schedule of Investments (continued)

May 31, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Japan – (continued)
119,998	Takeda Pharmaceutical Co. Ltd. (Health Care)	$ 4,107,047
9,885	TDK Corp. (Information Technology)	1,251,186
37,617	Terumo Corp. (Health Care)	1,457,477
20,484	Toho Co. Ltd. (Communication Services)	855,867
19,072	Toho Gas Co. Ltd. (Utilities)	1,057,870
95,149	Tohoku Electric Power Co., Inc. (Utilities)	776,073
27,085	Tokio Marine Holdings, Inc. (Financials)	1,273,531
10,096	Tokyo Century Corp. (Financials)	594,881
19,724	Tokyo Electron Ltd. (Information Technology)	8,660,804
45,742	Tokyo Gas Co. Ltd. (Utilities)	906,521
30,952	Toppan Printing Co. Ltd. (Industrials)	542,346
204,877	Toray Industries, Inc. (Materials)	1,359,388
24,875	Toshiba Corp. (Industrials)	1,051,773
18,585	TOTO Ltd. (Industrials)	1,027,477
27,345	Toyo Suisan Kaisha Ltd. (Consumer Staples)	1,113,940
11,751	Toyota Industries Corp. (Consumer Discretionary)	1,021,501
101,153	Toyota Motor Corp. (Consumer Discretionary)	8,402,206
63,370	Toyota Tsusho Corp. (Industrials)	2,904,158
20,014	Trend Micro, Inc. (Information Technology)	1,019,126
27,590	Tsuruha Holdings, Inc. (Consumer Staples)	3,354,201
40,791	Unicharm Corp. (Consumer Staples)	1,621,996
492	United Urban Investment Corp. REIT (Real Estate)	705,062
35,340	USS Co. Ltd. (Consumer Discretionary)	623,732
117,928	Welcia Holdings Co. Ltd. (Consumer Staples)	3,629,791
13,626	Yakult Honsha Co. Ltd. (Consumer Staples)	735,971
709,970	Yamada Holdings Co. Ltd. (Consumer Discretionary)	3,466,732
117,657	Yamato Holdings Co. Ltd. (Industrials)	3,220,255
14,182	Yaskawa Electric Corp. (Industrials)	675,733
49,845	Yokogawa Electric Corp. (Information Technology)	810,392
205,314	Z Holdings Corp. (Communication Services)	981,251
195,304	ZOZO, Inc. (Consumer Discretionary)	6,677,363

		491,809,834

Shares	Description	Value

Common Stocks – (continued)
Jordan – 0.1%
69,164	Hikma Pharmaceuticals PLC (Health Care)	$ 2,396,689

Luxembourg – 0.6%
348,852	ArcelorMittal (Materials)*	11,259,157
24,869	Eurofins Scientific SE (Health Care)*	2,662,252

		13,921,409

Netherlands – 3.7%
1,698	Adyen NV (Information Technology)*(b)	3,934,546
15,310	Akzo Nobel NV (Materials)	1,950,777
5,724	ASM International NV (Information Technology)	1,787,100
35,137	ASML Holding NV (Information Technology)	23,639,619
15,602	Heineken Holding NV (Consumer Staples)	1,577,463
14,576	Heineken NV (Consumer Staples)(a)	1,742,550
293,897	ING Groep NV (Financials)	4,087,049
39,682	JDE Peet’s NV (Consumer Staples)*	1,563,754
340,165	Koninklijke Ahold Delhaize NV (Consumer Staples)	9,876,556
18,770	Koninklijke DSM NV (Materials)	3,452,566
300,383	Koninklijke KPN NV (Communication Services)	1,001,866
132,377	Koninklijke Philips NV (Health Care)	7,473,365
27,124	Koninklijke Vopak NV (Energy)	1,283,977
86,547	NN Group NV (Financials)	4,396,315
67,202	Randstad NV (Industrials)	5,230,989
329,773	Royal Dutch Shell PLC, Class A (Energy)	6,291,606
315,412	Royal Dutch Shell PLC, Class B (Energy)	5,740,350
70,150	Wolters Kluwer NV (Industrials)	6,728,586

		91,759,034

New Zealand – 0.4%
170,451	a2 Milk Co. Ltd. (The) (Consumer Staples)*	726,633
162,740	Fisher & Paykel Healthcare Corp. Ltd. (Health Care)	3,446,387
205,888	Mercury NZ Ltd. (Utilities)	976,218
365,826	Spark New Zealand Ltd. (Communication Services)	1,192,181
28,487	Xero Ltd. (Information Technology)*	2,864,730

		9,206,149

Norway – 0.7%
37,468	DNB ASA (Financials)	835,168

GOLDMAN SACHS ACTIVEBETA® INTERNATIONAL EQUITY ETF

Schedule of Investments (continued)

May 31, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Norway – (continued)
33,077	Equinor ASA (Energy)	$ 719,201
170,902	Gjensidige Forsikring ASA (Financials)	3,852,387
42,131	Mowi ASA (Consumer Staples)	1,097,684
811,432	Norsk Hydro ASA (Materials)	5,261,484
95,342	Orkla ASA (Consumer Staples)(a)	995,445
29,898	Schibsted ASA, Class A (Communication Services)	1,459,888
62,671	Schibsted ASA, Class B (Communication Services)	2,598,135
65,859	Telenor ASA (Communication Services)(a)	1,147,608

		17,967,000

Poland – 0.0%
35,117	InPost SA (Industrials)*	682,305

Portugal – 0.3%
235,243	EDP – Energias de Portugal SA (Utilities)	1,369,190
286,350	Jeronimo Martins SGPS SA (Consumer Staples)	5,533,985

		6,903,175

Russia – 0.2%
70,385	Coca-Cola HBC AG (Consumer Staples)*	2,563,744
412,040	Evraz PLC (Materials)	3,724,930

		6,288,674

Saudi Arabia – 0.1%
12,602	Delivery Hero SE (Consumer Discretionary)*(b)	1,707,813

Singapore – 1.0%
266,785	DBS Group Holdings Ltd. (Financials)	6,131,297
474,514	Mapletree Logistics Trust REIT (Real Estate)	710,050
609,452	Oversea-Chinese Banking Corp. Ltd. (Financials)	5,757,369
921,219	Singapore Exchange Ltd. (Financials)	7,233,574
320,957	Singapore Telecommunications Ltd. (Communication Services)	586,998
172,280	United Overseas Bank Ltd. (Financials)	3,421,643
57,552	Venture Corp. Ltd. (Information Technology)	837,705

		24,678,636

Shares	Description	Value

Common Stocks – (continued)
South Africa – 0.2%
96,738	Anglo American PLC (Materials)	$ 4,299,967

Spain – 1.9%
233,267	ACS Actividades de Construccion y Servicios SA (Industrials)	7,189,101
493,166	Banco Bilbao Vizcaya Argentaria SA (Financials)*	3,079,445
280,957	Banco Santander SA (Financials)*	1,180,926
931,423	CaixaBank SA (Financials)	3,223,435
48,832	Cellnex Telecom SA (Communication Services)*(b)	2,962,933
51,757	EDP Renovaveis SA (Utilities)	1,229,432
68,060	Enagas SA (Utilities)	1,597,623
67,299	Endesa SA (Utilities)	1,938,833
37,814	Ferrovial SA (Industrials)	1,104,133
86,761	Grifols SA (Health Care)(a)	2,414,969
610,577	Iberdrola SA (Utilities)	8,408,369
114,684	Industria de Diseno Textil SA (Consumer Discretionary)	4,459,298
47,664	Naturgy Energy Group SA (Utilities)	1,246,589
67,659	Red Electrica Corp. SA (Utilities)	1,353,317
289,771	Repsol SA (Energy)	3,870,122
58,168	Siemens Gamesa Renewable Energy SA (Industrials)	1,920,943
240,939	Telefonica SA (Communication Services)	1,183,538

		48,363,006

Sweden – 3.3%
54,492	Assa Abloy AB, Class B (Industrials)	1,677,624
68,127	Atlas Copco AB, Class A (Industrials)	4,158,778
28,090	Atlas Copco AB, Class B (Industrials)	1,462,592
17,626	Boliden AB (Materials)	706,582
97,697	Electrolux AB, Series B (Consumer Discretionary)	2,777,657
47,386	Embracer Group AB (Communication Services)*	1,388,816
85,675	Epiroc AB, Class A (Industrials)	1,950,950
37,338	Epiroc AB, Class B (Industrials)	755,796
88,070	EQT AB (Financials)	3,198,197
35,766	Essity AB, Class B (Consumer Staples)	1,236,067
20,388	Evolution AB (Consumer Discretionary)(b)	3,795,954
144,761	H & M Hennes & Mauritz AB, Class B (Consumer Discretionary)*	3,737,401

GOLDMAN SACHS ACTIVEBETA® INTERNATIONAL EQUITY ETF

Schedule of Investments (continued)

May 31, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Sweden – (continued)
157,309	Hexagon AB, Class B (Information Technology)	$ 2,246,650
186,822	Husqvarna AB, Class B (Consumer Discretionary)	2,750,089
27,094	ICA Gruppen AB (Consumer Staples)	1,326,082
46,386	Industrivarden AB, Class A (Financials)	1,888,483
41,718	Industrivarden AB, Class C (Financials)	1,628,254
48,332	Investment AB Latour, Class B (Industrials)	1,634,337
216,028	Investor AB, Class B (Financials)	4,956,926
103,865	Kinnevik AB, Class B (Financials)*	3,755,555
16,091	L E Lundbergforetagen AB, Class B (Financials)	986,907
167,360	Nibe Industrier AB, Class B (Industrials)	1,758,308
95,450	Sandvik AB (Industrials)	2,535,989
148,945	Securitas AB, Class B (Industrials)(a)	2,435,941
8,086	Sinch AB (Information Technology)*(b)	1,447,780
89,521	Skandinaviska Enskilda Banken AB, Class A (Financials)	1,154,808
180,705	Skanska AB, Class B (Industrials)	5,098,600
18,923	SKF AB, Class B (Industrials)	511,629
75,205	Svenska Cellulosa AB SCA, Class B (Materials)	1,256,158
60,122	Svenska Handelsbanken AB, Class A (Financials)	686,630
48,358	Swedbank AB, Class A (Financials)	886,294
755,459	Swedish Match AB (Consumer Staples)	6,990,115
77,767	Tele2 AB, Class B (Communication Services)(a)	1,057,851
335,856	Telefonaktiebolaget LM Ericsson, Class B (Information Technology)	4,493,524
266,718	Telia Co. AB (Communication Services)	1,182,664
18,889	Volvo AB, Class A (Industrials)	512,072
92,419	Volvo AB, Class B (Industrials)	2,433,803

		82,461,863

Switzerland – 8.2%
127,472	ABB Ltd. (Industrials)	4,345,137
39,308	Adecco Group AG (Industrials)	2,725,203
17,116	Alcon, Inc. (Health Care)	1,195,011
6,010	Baloise Holding AG (Financials)	1,000,943
13,681	Banque Cantonale Vaudoise (Financials)	1,290,503
600	Barry Callebaut AG (Consumer Staples)	1,365,258

Shares	Description	Value

Common Stocks – (continued)
Switzerland – (continued)
309	Chocoladefabriken Lindt & Spruengli AG (Consumer Staples)	$ 2,914,738
34,808	Cie Financiere Richemont SA (Consumer Discretionary)	4,227,003
23,584	Clariant AG (Materials)	510,172
288,323	Credit Suisse Group AG (Financials)	3,156,641
2,367	EMS-Chemie Holding AG (Materials)	2,222,227
3,874	Geberit AG (Industrials)	2,814,089
949	Givaudan SA (Materials)	4,243,903
58,925	Holcim Ltd. (Materials)*	3,530,066
36,463	Kuehne + Nagel International AG (Industrials)	12,311,656
46,559	Logitech International SA (Information Technology)	5,731,612
6,173	Lonza Group AG (Health Care)	3,994,395
323,578	Nestle SA (Consumer Staples)	39,948,878
228,048	Novartis AG (Health Care)	20,168,458
8,067	Partners Group Holding AG (Financials)	12,189,456
85,202	Roche Holding AG (Health Care)	29,875,842
8,583	Roche Holding AG (Health Care)(a)	3,244,194
5,030	Schindler Holding AG (Industrials)	1,461,972
6,844	Schindler Holding AG Participation Certificates (Industrials)	2,036,357
1,940	SGS SA (Industrials)	6,067,552
12,720	Sika AG (Materials)	4,099,852
3,677	Sonova Holding AG (Health Care)*	1,302,811
110,100	STMicroelectronics NV (Information Technology)	4,112,067
3,649	Straumann Holding AG (Health Care)	5,716,449
9,744	Swatch Group AG (The) – Bearer (Consumer Discretionary)	3,529,297
39,403	Swatch Group AG (The) – Registered (Consumer Discretionary)	2,727,412
2,053	Swiss Life Holding AG (Financials)	1,070,922
13,993	Swiss Prime Site AG (Real Estate)	1,438,090
2,586	Swisscom AG (Communication Services)	1,461,871
235,472	UBS Group AG (Financials)	3,844,521
7,554	Zurich Insurance Group AG (Financials)	3,178,379

		205,052,937

Taiwan – 0.1%
6,119	Sea Ltd. ADR (Communication Services)*	1,549,576

GOLDMAN SACHS ACTIVEBETA® INTERNATIONAL EQUITY ETF

Schedule of Investments (continued)

May 31, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
United Kingdom – 10.4%
110,540	3i Group PLC (Financials)	$ 1,948,144
243,112	Admiral Group PLC (Financials)	10,130,629
58,707	Ashtead Group PLC (Industrials)	4,285,079
88,842	Associated British Foods PLC (Consumer Staples)*	2,923,640
123,297	AstraZeneca PLC (Health Care)	14,065,752
993,100	Auto Trader Group PLC (Communication Services)*(b)	7,907,706
17,622	AVEVA Group PLC (Information Technology)	874,238
922,174	Aviva PLC (Financials)	5,376,460
202,691	BAE Systems PLC (Industrials)	1,513,372
1,044,975	Barclays PLC (Financials)	2,712,843
239,069	Barratt Developments PLC (Consumer Discretionary)	2,563,924
16,732	Berkeley Group Holdings PLC (Consumer Discretionary)	1,110,021
645,670	BP PLC (Energy)	2,802,692
240,425	British American Tobacco PLC (Consumer Staples)	9,248,256
427,248	BT Group PLC (Communication Services)*	1,059,195
57,485	Bunzl PLC (Industrials)	1,862,392
259,633	Burberry Group PLC (Consumer Discretionary)*	7,863,060
569,361	CK Hutchison Holdings Ltd. (Industrials)	4,533,468
179,066	CNH Industrial NV (Industrials)	3,074,532
51,474	Coca-Cola Europacific Partners PLC (Consumer Staples)	3,115,206
35,441	Compass Group PLC (Consumer Discretionary)*	808,272
34,026	Croda International PLC (Materials)	3,371,275
20,886	DCC PLC (Industrials)	1,773,240
150,194	Diageo PLC (Consumer Staples)	7,248,908
184,646	Direct Line Insurance Group PLC (Financials)	778,333
151,998	Entain PLC (Consumer Discretionary)*	3,554,845
94,883	Experian PLC (Industrials)	3,636,343
537,185	GlaxoSmithKline PLC (Health Care)	10,238,072
44,407	Halma PLC (Information Technology)	1,639,543
287,073	Hargreaves Lansdown PLC (Financials)	6,744,430
619,915	HSBC Holdings PLC (Financials)	4,001,845
172,839	Imperial Brands PLC (Consumer Staples)	3,920,958
19,233	Intertek Group PLC (Industrials)	1,480,189

Shares	Description	Value

Common Stocks – (continued)
United Kingdom – (continued)
2,443,777	J Sainsbury PLC (Consumer Staples)	$ 9,202,802
530,318	JD Sports Fashion PLC (Consumer Discretionary)*	7,107,069
85,190	Johnson Matthey PLC (Materials)	3,679,162
965,646	Kingfisher PLC (Consumer Discretionary)*	4,933,017
791,942	Legal & General Group PLC (Financials)	3,192,278
1,352,316	Lloyds Banking Group PLC (Financials)	956,582
23,336	London Stock Exchange Group PLC (Financials)	2,506,006
2,219,369	M&G PLC (Financials)	7,693,763
1,251,062	Melrose Industries PLC (Industrials)	3,063,385
182,455	National Grid PLC (Utilities)	2,429,653
458,913	Natwest Group PLC (Financials)	1,346,887
51,330	Next PLC (Consumer Discretionary)*	5,937,251
67,750	Ocado Group PLC (Consumer Discretionary)*	1,814,561
152,529	Pearson PLC (Communication Services)	1,769,466
167,715	Phoenix Group Holdings PLC (Financials)	1,749,218
41,514	Prudential PLC (Financials)	883,498
52,287	Reckitt Benckiser Group PLC (Consumer Staples)	4,720,926
186,656	RELX PLC (Industrials)	4,866,919
221,026	Rentokil Initial PLC (Industrials)	1,484,803
562,026	Sage Group PLC (The) (Information Technology)	5,232,241
37,450	Schroders PLC (Financials)	1,888,714
271,257	Segro PLC REIT (Real Estate)	4,013,320
53,956	Severn Trent PLC (Utilities)	1,876,583
159,108	Smith & Nephew PLC (Health Care)	3,475,235
13,380	Spirax-Sarco Engineering PLC (Industrials)	2,409,297
54,767	SSE PLC (Utilities)	1,197,385
194,068	St James’s Place PLC (Financials)	3,845,353
330,024	Standard Chartered PLC (Financials)	2,376,122
627,281	Tesco PLC (Consumer Staples)	1,985,565
230,153	Unilever PLC (Consumer Staples)	13,792,022
101,227	United Utilities Group PLC (Utilities)	1,411,709
2,579,034	Vodafone Group PLC (Communication Services)	4,691,526
739,556	Wm Morrison Supermarkets PLC (Consumer Staples)	1,854,413
276,692	WPP PLC (Communication Services)	3,821,079

		261,374,672

GOLDMAN SACHS ACTIVEBETA® INTERNATIONAL EQUITY ETF

Schedule of Investments (continued)

May 31, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
United States – 1.4%
47,399	Bausch Health Cos., Inc. (Health Care)*	$ 1,523,988
14,232	Brookfield Renewable Corp., Class A (Utilities)	607,923
4,096	CyberArk Software Ltd. (Information Technology)*	518,308
92,211	Ferguson PLC (Industrials)	12,530,256
64,063	James Hardie Industries PLC CDI (Materials)	2,095,097
41,301	QIAGEN NV (Health Care)*	2,048,153
50,315	Schneider Electric SE (Industrials)	8,005,858
136,314	Stellantis NV (Consumer Discretionary)	2,674,416
8,663	Swiss Re AG (Financials)	838,147
315,137	Tenaris SA (Energy)	3,591,620

		34,433,766

Zambia – 0.0%
55,477	First Quantum Minerals Ltd. (Materials)	1,380,036

TOTAL COMMON STOCKS (Cost $1,906,042,848)		$2,479,904,792

Shares	Description	Rate	Value

Preferred Stocks – 0.7%
Germany – 0.7%
31,621	Bayerische Motoren Werke AG (Consumer Discretionary)	2.50%	$ 2,885,082
79,635	FUCHS PETROLUB SE (Materials)	2.37	4,087,891
20,060	Henkel AG & Co. KGaA (Consumer Staples)	1.96	2,310,676
7,081	Porsche Automobil Holding SE (Consumer Discretionary)	2.25	788,046
6,082	Sartorius AG (Health Care)	0.18	3,011,672
18,677	Volkswagen AG (Consumer Discretionary)	2.02	5,145,226

TOTAL PREFERRED STOCKS (Cost $14,224,246)			$ 18,228,593

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $1,920,267,094)			$2,498,133,385

Shares	Dividend Rate	Value

Securities Lending Reinvestment Vehicle – 3.4%(c)
Goldman Sachs Financial Square Government Fund – Institutional Shares
83,761,489	0.026%	$ 83,761,489
(Cost $83,761,489)

TOTAL INVESTMENTS – 103.3% (Cost $2,004,028,583)		$2,581,894,874

LIABILITIES IN EXCESS OF OTHER ASSETS – (3.3)%		(81,790,390)

NET ASSETS – 100.0%		$2,500,104,484

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is on loan.

(b)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(c)	Represents an affiliated issuer.

Investment Abbreviations:
ADR	— American Depositary Receipt
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust

GOLDMAN SACHS ACTIVEBETA® JAPAN EQUITY ETF

Schedule of Investments

May 31, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – 99.1%
Communication Services – 10.1%
2,897	Capcom Co. Ltd.	$ 92,988
5,410	CyberAgent, Inc.	107,782
1,066	Dentsu Group, Inc. (a)	37,318
3,557	Hakuhodo DY Holdings, Inc.	60,774
947	Kakaku.com, Inc.	28,244
9,028	KDDI Corp.	307,761
1,186	Koei Tecmo Holdings Co. Ltd.	55,755
655	Konami Holdings Corp.	42,406
3,349	Nexon Co. Ltd.	79,298
615	Nintendo Co. Ltd.	380,100
9,772	Nippon Telegraph & Telephone Corp.	263,904
13,866	SoftBank Corp.	178,093
6,513	SoftBank Group Corp.	496,759
1,126	Square Enix Holdings Co. Ltd.	60,511
626	Toho Co. Ltd.	26,156
13,843	Z Holdings Corp.	66,159

		2,284,008

Consumer Discretionary – 18.0%
733	ABC-Mart, Inc.	42,124
1,881	Aisin Corp.	82,355
1,331	Bandai Namco Holdings, Inc.	95,612
2,584	Bridgestone Corp.	114,920
1,271	Casio Computer Co. Ltd.	22,259
1,629	Denso Corp.	111,701
285	Fast Retailing Co. Ltd.	232,794
132	Hikari Tsushin, Inc.	26,190
10,101	Honda Motor Co. Ltd.	318,529
6,398	Iida Group Holdings Co. Ltd.	172,727
802	Isuzu Motors Ltd.	10,881
334	Koito Manufacturing Co. Ltd.	22,110
7,619	Mazda Motor Corp.*	67,201
795	McDonald’s Holdings Co. Japan Ltd. (a)	35,639
791	Mercari, Inc.*	37,689
11,070	Nissan Motor Co. Ltd.*	55,695
570	Nitori Holdings Co. Ltd.	98,710
459	Oriental Land Co. Ltd.	68,114
2,593	Pan Pacific International Holdings Corp.	51,872
13,696	Panasonic Corp.	156,481
2,726	Rakuten Group, Inc.	31,678
311	Rinnai Corp.	30,937
2,295	Ryohin Keikaku Co. Ltd.	44,220
2,525	Sekisui Chemical Co. Ltd.	44,221

Shares	Description	Value

Common Stocks – (continued)
Consumer Discretionary – (continued)
2,553	Sekisui House Ltd.	$ 53,904
656	Sharp Corp.	12,276
353	Shimano, Inc.	80,422
6,320	Sony Group Corp.	630,420
498	Stanley Electric Co. Ltd.	15,011
1,511	Subaru Corp.	29,615
1,873	Sumitomo Electric Industries Ltd.	28,970
1,041	Suzuki Motor Corp.	45,672
909	Toyota Industries Corp.	79,018
9,203	Toyota Motor Corp.	764,441
1,146	USS Co. Ltd.	20,226
42,291	Yamada Holdings Co. Ltd.	206,504
612	Yamaha Corp.	37,007
759	Yamaha Motor Co. Ltd.	22,396
2,076	ZOZO, Inc.	70,978

		4,071,519

Consumer Staples – 8.6%
4,330	Aeon Co. Ltd.	117,212
2,717	Ajinomoto Co., Inc.	63,197
2,132	Asahi Group Holdings Ltd.	103,329
407	Cosmos Pharmaceutical Corp.	57,030
952	Ito En Ltd.	54,017
4,633	Japan Tobacco, Inc. (a)	92,175
2,416	Kao Corp.	148,552
961	Kikkoman Corp. (a)	63,703
4,336	Kirin Holdings Co. Ltd. (a)	87,449
579	Kobayashi Pharmaceutical Co. Ltd.	51,332
1,032	Kobe Bussan Co. Ltd.	26,256
333	Kose Corp.	53,232
1,277	Lawson, Inc.	58,523
2,455	Lion Corp.	43,240
994	MEIJI Holdings Co. Ltd.	61,823
827	NH Foods Ltd.	33,426
1,651	Nisshin Seifun Group, Inc.	25,086
645	Nissin Foods Holdings Co. Ltd.	46,802
1,319	Pigeon Corp.	38,080
1,931	Pola Orbis Holdings, Inc. (a)	50,428
4,262	Seven & i Holdings Co. Ltd.	187,919
1,827	Shiseido Co. Ltd.	132,255
1,642	Suntory Beverage & Food Ltd.	61,141
1,141	Toyo Suisan Kaisha Ltd.	46,480
549	Tsuruha Holdings, Inc.	66,744

GOLDMAN SACHS ACTIVEBETA® JAPAN EQUITY ETF

Schedule of Investments (continued)

May 31, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Consumer Staples – (continued)
2,225	Unicharm Corp.	$ 88,474
2,013	Welcia Holdings Co. Ltd.	61,960
659	Yakult Honsha Co. Ltd.	35,594

		1,955,459

Energy – 1.2%
50,564	ENEOS Holdings, Inc.	209,199
790	Idemitsu Kosan Co. Ltd.	18,785
7,868	Inpex Corp.	53,872

		281,856

Financials – 8.0%
8,594	Acom Co. Ltd.	39,229
1,686	Chiba Bank Ltd. (The)	10,961
2,868	Concordia Financial Group Ltd.	10,875
5,694	Dai-ichi Life Holdings, Inc.	119,524
3,774	Daiwa Securities Group, Inc.	21,901
3,947	Japan Exchange Group, Inc.	92,201
2,275	Japan Post Bank Co. Ltd.	19,611
15,895	Japan Post Holdings Co. Ltd.*	134,155
6,992	Japan Post Insurance Co. Ltd.	139,300
2,990	Mitsubishi HC Capital, Inc.	16,884
42,152	Mitsubishi UFJ Financial Group, Inc.	241,969
8,822	Mizuho Financial Group, Inc.	136,892
1,372	MS&AD Insurance Group Holdings, Inc.	42,130
12,421	Nomura Holdings, Inc.	68,387
3,999	ORIX Corp.	70,944
6,563	Resona Holdings, Inc.	28,281
1,568	SBI Holdings, Inc.	40,036
2,506	Shizuoka Bank Ltd. (The)	20,098
1,531	Sompo Holdings, Inc.	61,685
5,832	Sumitomo Mitsui Financial Group, Inc.	213,553
1,362	Sumitomo Mitsui Trust Holdings, Inc.	47,681
8,884	T&D Holdings, Inc.	121,254
2,114	Tokio Marine Holdings, Inc.	99,400
374	Tokyo Century Corp.	22,037

		1,818,988

Health Care – 9.8%
2,194	Asahi Intecc Co. Ltd.	54,663
12,366	Astellas Pharma, Inc.	197,957
3,378	Chugai Pharmaceutical Co. Ltd.	128,362
8,331	Daiichi Sankyo Co. Ltd.	191,808

Shares	Description	Value

Common Stocks – (continued)
Health Care – (continued)
1,379	Eisai Co. Ltd.	$ 92,727
414	Hisamitsu Pharmaceutical Co., Inc.	23,001
1,836	Hoya Corp.	242,157
1,921	Kyowa Kirin Co. Ltd.	58,604
2,467	M3, Inc.	166,246
1,362	Medipal Holdings Corp.	26,008
407	Nippon Shinyaku Co. Ltd.	29,348
5,622	Olympus Corp.	120,236
2,804	Ono Pharmaceutical Co. Ltd.	64,060
2,666	Otsuka Holdings Co. Ltd. (a)	111,658
824	PeptiDream, Inc.*	38,137
2,811	Santen Pharmaceutical Co. Ltd.	37,523
1,550	Shionogi & Co. Ltd.	79,223
2,905	Sumitomo Dainippon Pharma Co. Ltd.	55,947
1,167	Sysmex Corp.	121,396
533	Taisho Pharmaceutical Holdings Co. Ltd.	30,485
7,367	Takeda Pharmaceutical Co. Ltd.	252,143
2,358	Terumo Corp.	91,361

		2,213,050

Industrials – 19.6%
1,102	AGC, Inc.	48,399
461	ANA Holdings, Inc.*	11,153
323	Central Japan Railway Co.	48,446
845	Dai Nippon Printing Co. Ltd.	18,394
625	Daifuku Co. Ltd.	54,103
1,056	Daikin Industries Ltd.	212,064
827	East Japan Railway Co.	58,542
528	FANUC Corp.	127,277
775	Fuji Electric Co. Ltd.	36,574
968	Hankyu Hanshin Holdings, Inc.	30,411
218	Harmonic Drive Systems, Inc.	11,953
6,037	Hino Motors Ltd.	57,694
220	Hitachi Construction Machinery Co. Ltd.	7,472
4,889	Hitachi Ltd.	258,554
258	Hoshizaki Corp.	23,413
6,679	ITOCHU Corp.	201,995
576	Japan Airlines Co. Ltd.*	13,125
9,665	Kajima Corp.	134,462
241	Keio Corp.	15,340
396	Keisei Electric Railway Co. Ltd.	12,639
540	Kintetsu Group Holdings Co. Ltd.*	19,174
2,761	Komatsu Ltd.	83,426

GOLDMAN SACHS ACTIVEBETA® JAPAN EQUITY ETF

Schedule of Investments (continued)

May 31, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Industrials – (continued)
4,275	Kubota Corp.	$ 98,775
1,223	Kurita Water Industries Ltd.	58,050
2,557	Lixil Corp.	69,450
660	Makita Corp.	31,507
23,596	Marubeni Corp.	211,983
833	MINEBEA MITSUMI, Inc.	22,875
2,149	MISUMI Group, Inc.	69,663
8,913	Mitsubishi Corp.	244,434
7,183	Mitsubishi Electric Corp.	112,440
497	Mitsubishi Heavy Industries Ltd.	15,334
9,314	Mitsui & Co. Ltd.	206,945
825	Miura Co. Ltd.	37,809
3,471	MonotaRO Co. Ltd.	81,114
929	Nabtesco Corp.	43,335
638	NGK Insulators Ltd.	11,359
1,767	Nidec Corp.	203,974
2,675	Nihon M&A Center, Inc.	65,090
404	Nippon Express Co. Ltd.	32,731
2,301	Nippon Yusen KK	94,153
2,271	Obayashi Corp.	19,370
583	Odakyu Electric Railway Co. Ltd.	15,363
2,167	Persol Holdings Co. Ltd.	42,325
5,699	Recruit Holdings Co. Ltd.	293,151
659	Secom Co. Ltd.	52,199
2,476	SG Holdings Co. Ltd.	54,867
1,771	Shimizu Corp.	14,461
178	SMC Corp.	107,358
442	Sohgo Security Services Co. Ltd.	20,698
12,857	Sumitomo Corp.	182,611
444	Taisei Corp.	15,725
271	THK Co. Ltd.	8,982
873	Tobu Railway Co. Ltd.	22,449
1,908	Tokyu Corp.	25,660
919	Toppan Printing Co. Ltd.	16,103
1,121	Toshiba Corp.	47,399
981	TOTO Ltd.	54,235
1,746	Toyota Tsusho Corp.	80,017
474	West Japan Railway Co.	27,166
3,313	Yamato Holdings Co. Ltd.	90,676
1,148	Yaskawa Electric Corp.	54,699

		4,441,145

Shares	Description	Value

Common Stocks – (continued)
Information Technology – 15.0%
1,571	Advantest Corp.	$ 138,422
1,599	Azbil Corp.	64,702
3,053	Brother Industries Ltd.	65,349
4,546	Canon, Inc.	108,405
193	Disco Corp.	58,966
2,417	FUJIFILM Holdings Corp.	166,855
1,581	Fujitsu Ltd.	258,121
95	GMO Payment Gateway, Inc.	11,403
1,051	Hamamatsu Photonics KK	64,412
166	Hirose Electric Co. Ltd.	23,804
801	Ibiden Co. Ltd.	37,146
1,377	Itochu Techno-Solutions Corp.	43,761
821	Keyence Corp.	407,458
1,341	Kyocera Corp.	82,710
528	Lasertec Corp.	93,429
2,767	Murata Manufacturing Co. Ltd.	210,113
3,593	NEC Corp.	168,256
2,786	Nomura Research Institute Ltd.	88,919
5,330	NTT Data Corp.	86,366
289	Obic Co. Ltd.	54,265
1,302	Omron Corp.	103,473
443	Oracle Corp. Japan	40,161
1,042	Otsuka Corp.	56,376
7,648	Renesas Electronics Corp.*	81,991
11,088	Ricoh Co. Ltd.	132,784
347	Rohm Co. Ltd.	32,625
236	SCSK Corp.	14,099
3,017	Seiko Epson Corp.	55,059
1,635	Shimadzu Corp.	58,204
1,855	SUMCO Corp.	43,012
562	TDK Corp.	71,135
823	TIS, Inc.	21,156
834	Tokyo Electron Ltd.	366,209
1,055	Trend Micro, Inc.	53,721
2,001	Yokogawa Electric Corp.	32,533

		3,395,400

Materials – 4.6%
2,946	Asahi Kasei Corp.	33,244
2,029	Hitachi Metals Ltd.*	39,132
538	JFE Holdings, Inc.	7,289
1,924	JSR Corp.	58,783
964	Kansai Paint Co. Ltd.	26,148

GOLDMAN SACHS ACTIVEBETA® JAPAN EQUITY ETF

Schedule of Investments (continued)

May 31, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Materials – (continued)
19,474	Mitsubishi Chemical Holdings Corp.	$158,059
1,976	Mitsubishi Gas Chemical Co., Inc.	46,608
1,585	Mitsui Chemicals, Inc.	53,902
841	Nippon Paint Holdings Co. Ltd.	12,289
1,827	Nippon Steel Corp.	34,929
824	Nissan Chemical Corp.	43,307
931	Nitto Denko Corp.	73,735
3,272	Oji Holdings Corp.	19,636
1,254	Shin-Etsu Chemical Co. Ltd.	218,417
27,406	Sumitomo Chemical Co. Ltd.	152,761
815	Sumitomo Metal Mining Co. Ltd.	36,542
2,611	Toray Industries, Inc.	17,324
664	Tosoh Corp.	11,864

		1,043,969

Real Estate – 2.7%
646	Daito Trust Construction Co. Ltd.	70,548
2,587	Daiwa House Industry Co. Ltd.	75,675
9	Daiwa House REIT Investment Corp. REIT	24,592
27	GLP J REIT	45,837
746	Hulic Co. Ltd. (a)	8,432
26	Japan Metropolitan Fund Invest REIT	26,053
6	Japan Real Estate Investment Corp. REIT	36,390
3,736	Mitsubishi Estate Co. Ltd.	61,539
2,126	Mitsui Fudosan Co. Ltd.	50,562
3	Nippon Building Fund, Inc. REIT	19,177
8	Nippon Prologis REIT, Inc. REIT	24,733
1,636	Nomura Real Estate Holdings, Inc.	43,007
26	Nomura Real Estate Master Fund, Inc. REIT	40,900
7	Orix JREIT, Inc. REIT	12,857
768	Sumitomo Realty & Development Co. Ltd.	26,209
27	United Urban Investment Corp. REIT	38,692

		605,203

Utilities – 1.5%
15,618	Chubu Electric Power Co., Inc.	186,536
1,590	Kansai Electric Power Co., Inc. (The)	15,036
1,693	Osaka Gas Co. Ltd.	32,405
672	Toho Gas Co. Ltd.	37,274
2,437	Tohoku Electric Power Co., Inc.	19,877

Shares	Description	Value

Common Stocks – (continued)
Utilities – (continued)
2,227	Tokyo Gas Co. Ltd.	$44,135

		335,263

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $18,183,508)		$22,445,860

Shares	Dividend Rate	Value

Securities Lending Reinvestment Vehicle – 2.2%(b)
Goldman Sachs Financial Square Government Fund – Institutional Shares
497,415	0.026%	$ 497,415
(Cost $497,415)

TOTAL INVESTMENTS – 101.3% (Cost $18,680,923)		$22,943,275

LIABILITIES IN EXCESS OF OTHER ASSETS – (1.3)%		(284,135)

NET ASSETS – 100.0%		$22,659,140

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is on loan.

(b)	Represents an affiliated issuer.

Investment Abbreviations:
REIT	— Real Estate Investment Trust

GOLDMAN SACHS ACTIVEBETA® JAPAN EQUITY ETF

Schedule of Investments (continued)

May 31, 2021 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At May 31, 2021, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Mini-TOPIX Index	10	06/10/21	$178,250	$(1,119)

GOLDMAN SACHS ACTIVEBETA® U.S. LARGE CAP EQUITY ETF

Schedule of Investments

May 31, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – 99.9%
Communication Services – 10.8%
272,008	Activision Blizzard, Inc.	$ 26,452,778
89,133	Alphabet, Inc., Class A*	210,073,111
86,566	Alphabet, Inc., Class C*	208,759,103
1,821,451	AT&T, Inc.	53,605,303
57,009	Charter Communications, Inc., Class A*	39,594,461
1,235,173	Comcast Corp., Class A	70,824,820
184,783	Electronic Arts, Inc.	26,411,034
750,335	Facebook, Inc., Class A*	246,657,625
40,944	IAC/InterActiveCorp*	6,529,340
85,496	Liberty Broadband Corp., Class C*	14,217,130
2,061,252	Lumen Technologies, Inc.	28,527,728
198,505	Match Group, Inc.*	28,461,647
78,143	Netflix, Inc.*	39,291,082
449,698	Omnicom Group, Inc.	36,983,164
377,157	Pinterest, Inc., Class A*	24,628,352
53,698	ROBLOX Corp., Class A*(a)	5,035,261
81,510	Roku, Inc.*	28,260,332
278,052	Snap, Inc., Class A*	17,272,590
83,231	Take-Two Interactive Software, Inc.*	15,444,344
115,965	T-Mobile US, Inc.*	16,403,249
245,507	Twitter, Inc.*	14,239,406
977,770	Verizon Communications, Inc.	55,234,227
1,234,459	ViacomCBS, Inc., Class B	52,365,751
66,476	Vimeo, Inc.*	2,791,992
320,050	Walt Disney Co. (The)*	57,176,932
100,241	Zillow Group, Inc., Class C*	11,760,274

		1,337,001,036

Consumer Discretionary – 14.6%
93,929	Advance Auto Parts, Inc.	17,821,149
130,884	Amazon.com, Inc.*	421,848,294
33,104	AutoZone, Inc.*	46,564,086
369,611	Best Buy Co., Inc.	42,963,583
12,037	Booking Holdings, Inc.*	28,425,977
62,906	Burlington Stores, Inc.*	20,341,913
139,189	Caesars Entertainment, Inc.*	14,955,858
47,805	CarMax, Inc.*	5,506,658
13,638	Carvana Co.*	3,615,297
6,662	Chipotle Mexican Grill, Inc.*	9,140,131
17,032	Darden Restaurants, Inc.	2,439,493
172,559	Dollar General Corp.	35,022,575
173,583	Dollar Tree, Inc.*	16,924,342
88,276	Domino’s Pizza, Inc.	37,682,376

Shares	Description	Value

Common Stocks – (continued)
Consumer Discretionary – (continued)
78,423	D.R. Horton, Inc.	$ 7,472,928
142,947	DraftKings, Inc., Class A*	7,140,203
443,712	eBay, Inc.	27,013,187
116,214	Etsy, Inc.*	19,143,932
37,146	Expedia Group, Inc.*	6,572,985
5,259,550	Ford Motor Co.*	76,421,261
125,004	Garmin Ltd.	17,780,569
312,246	General Motors Co.*	18,519,310
197,870	Genuine Parts Co.	25,944,714
53,023	Hilton Worldwide Holdings, Inc.*	6,642,191
398,353	Home Depot, Inc. (The)	127,038,755
289,531	L Brands, Inc.*	20,229,531
414,581	Lennar Corp., Class A	41,047,665
362,719	Lowe’s Cos., Inc.	70,668,543
40,441	Marriott International, Inc., Class A*	5,806,519
104,910	McDonald’s Corp.	24,537,400
122,120	MGM Resorts International	5,235,284
546,083	NIKE, Inc., Class B	74,518,486
1,482	NVR, Inc.*	7,242,875
77,396	O’Reilly Automotive, Inc.*	41,416,148
144,445	Peloton Interactive, Inc., Class A*	15,933,728
71,019	Pool Corp.	31,003,344
556,954	PulteGroup, Inc.	32,186,372
77,586	Ross Stores, Inc.	9,806,095
154,633	Starbucks Corp.	17,609,606
912,602	Stellantis NV	17,859,621
410,223	Target Corp.	93,087,803
131,529	Tesla, Inc.*	82,234,561
391,745	TJX Cos., Inc. (The)	26,458,457
173,463	Tractor Supply Co.	31,518,227
70,221	Ulta Beauty, Inc.*	24,251,525
202,215	VF Corp.	16,120,580
87,431	Wayfair, Inc., Class A*	26,801,099
74,906	Whirlpool Corp.	17,759,464
260,306	Yum! Brands, Inc.	31,228,911

		1,807,503,611

Consumer Staples – 8.0%
505,609	Altria Group, Inc.	24,886,075
274,011	Archer-Daniels-Midland Co.	18,229,952
268,627	Brown-Forman Corp., Class B	21,586,866
177,422	Church & Dwight Co., Inc.	15,210,388
188,403	Clorox Co. (The)	33,296,462

GOLDMAN SACHS ACTIVEBETA® U.S. LARGE CAP EQUITY ETF

Schedule of Investments (continued)

May 31, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Consumer Staples – (continued)
609,535	Coca-Cola Co. (The)	$ 33,701,190
423,433	Colgate-Palmolive Co.	35,475,217
353,119	Conagra Brands, Inc.	13,453,834
22,614	Constellation Brands, Inc., Class A	5,421,028
178,764	Costco Wholesale Corp.	67,621,058
194,581	Estee Lauder Cos., Inc. (The), Class A	59,642,968
202,490	General Mills, Inc.	12,728,521
177,964	Hershey Co. (The)	30,796,670
172,878	Hormel Foods Corp.	8,391,498
169,903	J M Smucker Co. (The)	22,646,371
128,647	Kellogg Co.	8,425,092
372,884	Keurig Dr Pepper, Inc.	13,781,793
179,737	Kimberly-Clark Corp.	23,479,044
952,494	Kraft Heinz Co. (The)	41,519,214
1,500,338	Kroger Co. (The)	55,482,499
136,008	McCormick & Co., Inc.	12,112,873
250,447	Mondelez International, Inc., Class A	15,910,898
254,689	Monster Beverage Corp.*	24,009,532
426,737	PepsiCo, Inc.	63,131,472
452,619	Philip Morris International, Inc.	43,646,050
593,111	Procter & Gamble Co. (The)	79,981,018
270,551	Sysco Corp.	21,914,631
491,850	Tyson Foods, Inc., Class A	39,102,075
940,795	Walgreens Boots Alliance, Inc.	49,542,265
693,759	Walmart, Inc.	98,534,591

		993,661,145

Energy – 0.9%
46,922	Cheniere Energy, Inc.*	3,983,678
221,125	Chevron Corp.	22,950,564
126,555	EOG Resources, Inc.	10,167,429
386,600	Exxon Mobil Corp.	22,565,842
689,102	Halliburton Co.	15,470,340
440,042	Kinder Morgan, Inc.	8,070,370
72,080	Marathon Petroleum Corp.	4,454,544
137,626	Schlumberger NV	4,311,822
84,328	Valero Energy Corp.	6,779,971
482,552	Williams Cos., Inc. (The)	12,710,420

		111,464,980

Financials – 8.5%
79,988	Aflac, Inc.	4,533,720
99,068	Allstate Corp. (The)	13,533,680

Shares	Description	Value

Common Stocks – (continued)
Financials – (continued)
486,938	Ally Financial, Inc.	$ 26,640,378
47,210	American Express Co.	7,559,737
31,285	Ameriprise Financial, Inc.	8,129,094
78,800	Aon PLC, Class A	19,965,556
135,683	Arthur J Gallagher & Co.	19,892,485
1,429,422	Bank of America Corp.	60,593,199
446,902	Bank of New York Mellon Corp. (The)	23,274,656
429,427	Berkshire Hathaway, Inc., Class B*	124,293,351
25,251	BlackRock, Inc.	22,146,137
203,105	Blackstone Group, Inc. (The)	18,821,740
120,294	Capital One Financial Corp.	19,340,869
224,238	Charles Schwab Corp. (The)	16,559,976
64,153	Chubb Ltd.	10,905,369
56,003	Cincinnati Financial Corp.	6,816,125
559,135	Citigroup, Inc.	44,009,516
428,082	Citizens Financial Group, Inc.	21,361,292
38,678	CME Group, Inc.	8,461,199
59,708	Discover Financial Services	7,001,360
411,173	Fifth Third Bancorp	17,326,830
35,048	First Republic Bank	6,709,589
204,264	Hartford Financial Services Group, Inc. (The)	13,348,652
118,649	Intercontinental Exchange, Inc.	13,393,099
698,011	JPMorgan Chase & Co.	114,641,327
316,418	KeyCorp	7,290,271
184,432	KKR & Co., Inc.	10,271,018
2,296	Markel Corp.*	2,813,725
24,524	MarketAxess Holdings, Inc.	11,441,427
182,027	Marsh & McLennan Cos., Inc.	25,183,435
373,652	MetLife, Inc.	24,421,895
131,069	Moody’s Corp.	43,953,989
455,960	Morgan Stanley	41,469,562
12,172	MSCI, Inc.	5,698,078
66,296	Nasdaq, Inc.	11,101,928
32,842	Northern Trust Corp.	3,980,122
55,630	PNC Financial Services Group, Inc. (The)	10,830,048
134,038	Principal Financial Group, Inc.	8,764,745
227,399	Progressive Corp. (The)	22,530,693
71,962	Raymond James Financial, Inc.	9,541,442
113,115	Regions Financial Corp.	2,648,022
96,352	S&P Global, Inc.	36,562,693
146,525	State Street Corp.	12,744,745
20,447	SVB Financial Group*	11,918,352
623,527	Synchrony Financial	29,561,415

GOLDMAN SACHS ACTIVEBETA® U.S. LARGE CAP EQUITY ETF

Schedule of Investments (continued)

May 31, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Financials – (continued)
152,456	T. Rowe Price Group, Inc.	$ 29,172,456
67,066	Travelers Cos., Inc. (The)	10,710,440
138,135	US Bancorp	8,395,845
202,580	Wells Fargo & Co.	9,464,538
35,339	Willis Towers Watson PLC	9,236,201

		1,048,966,021

Health Care – 14.7%
52,726	10X Genomics, Inc., Class A*	9,490,680
371,700	Abbott Laboratories	43,358,805
537,106	AbbVie, Inc.	60,800,399
50,842	ABIOMED, Inc.*	14,468,616
139,612	Agilent Technologies, Inc.	19,284,606
130,698	Alexion Pharmaceuticals, Inc.*	23,074,732
42,964	Align Technology, Inc.*	25,355,205
41,742	AmerisourceBergen Corp.	4,789,477
205,580	Amgen, Inc.	48,915,705
100,197	Anthem, Inc.	39,900,449
172,562	Baxter International, Inc.	14,170,791
45,050	Becton Dickinson and Co.	10,897,145
106,944	Biogen, Inc.*	28,605,381
18,707	Bio-Rad Laboratories, Inc., Class A*	11,268,536
192,677	Boston Scientific Corp.*	8,198,406
801,794	Bristol-Myers Squibb Co.	52,693,902
57,214	Cardinal Health, Inc.	3,207,989
59,459	Catalent, Inc.*	6,233,087
511,359	Centene Corp.*	37,636,022
300,992	Cerner Corp.	23,552,624
39,627	Charles River Laboratories International, Inc.*	13,393,530
203,375	Cigna Corp.	52,643,619
20,908	Cooper Cos., Inc. (The)	8,226,253
783,525	CVS Health Corp.	67,727,901
147,366	Danaher Corp.	37,746,327
29,734	Dexcom, Inc.*	10,983,442
417,608	Edwards Lifesciences Corp.*	40,048,607
286,516	Eli Lilly & Co.	57,228,706
448,359	Gilead Sciences, Inc.	29,641,013
29,845	HCA Healthcare, Inc.	6,410,408
181,622	Hologic, Inc.*	11,453,083
126,243	Horizon Therapeutics PLC*	11,571,433
52,338	Humana, Inc.	22,908,343
102,254	IDEXX Laboratories, Inc.*	57,068,980

Shares	Description	Value

Common Stocks – (continued)
Health Care – (continued)
27,674	Illumina, Inc.*	$ 11,225,681
205,603	Incyte Corp.*	17,225,419
34,815	Insulet Corp.*	9,388,561
20,537	Intuitive Surgical, Inc.*	17,295,851
65,701	IQVIA Holdings, Inc.*	15,778,752
814,216	Johnson & Johnson	137,806,058
80,448	Laboratory Corp. of America Holdings*	22,081,367
76,784	Masimo Corp.*	16,554,630
41,679	McKesson Corp.	8,018,623
140,308	Medtronic PLC	17,761,590
669,365	Merck & Co., Inc.	50,798,110
36,910	Mettler-Toledo International, Inc.*	48,018,065
111,269	Moderna, Inc.*	20,585,878
28,012	Molina Healthcare, Inc.*	7,041,096
67,405	Novavax, Inc.*	9,950,326
102,526	PerkinElmer, Inc.	14,873,447
1,287,108	Pfizer, Inc.	49,849,693
84,511	Quest Diagnostics, Inc.	11,127,563
29,888	Regeneron Pharmaceuticals, Inc.*	15,016,628
111,173	ResMed, Inc.	22,884,962
119,451	Seagen, Inc.*	18,556,713
54,177	STERIS PLC	10,340,222
74,407	Stryker Corp.	18,993,875
9,125	Teleflex, Inc.	3,669,984
126,870	Thermo Fisher Scientific, Inc.	59,565,465
261,411	UnitedHealth Group, Inc.	107,680,419
56,278	Veeva Systems, Inc., Class A*	16,396,033
110,307	Vertex Pharmaceuticals, Inc.*	23,013,349
2,925,996	Viatris, Inc.	44,592,179
61,971	Waters Corp.*	19,970,155
54,287	West Pharmaceutical Services, Inc.	18,865,275
30,341	Zimmer Biomet Holdings, Inc.	5,107,301
184,022	Zoetis, Inc.	32,513,007

		1,815,500,479

Industrials – 8.6%
161,364	3M Co.	32,763,347
119,260	AMETEK, Inc.	16,112,026
10,450	Boeing Co. (The)*	2,581,359
545,743	Carrier Global Corp.	25,065,976
127,075	Caterpillar, Inc.	30,635,241
285,682	C.H. Robinson Worldwide, Inc.	27,716,868
71,232	Cintas Corp.	25,183,361

GOLDMAN SACHS ACTIVEBETA® U.S. LARGE CAP EQUITY ETF

Schedule of Investments (continued)

May 31, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Industrials – (continued)
126,586	Copart, Inc.*	$ 16,330,860
4,891	CoStar Group, Inc.*	4,176,914
86,784	CSX Corp.	8,688,814
103,649	Cummins, Inc.	26,666,815
72,962	Deere & Co.	26,346,578
52,935	Delta Air Lines, Inc.*	2,523,941
70,170	Dover Corp.	10,560,585
145,411	Eaton Corp. PLC	21,120,948
226,593	Emerson Electric Co.	21,682,684
26,470	Equifax, Inc.	6,221,509
112,303	Expeditors International of Washington, Inc.	14,115,364
753,510	Fastenal Co.	39,966,170
105,815	FedEx Corp.	33,311,620
153,644	Fortive Corp.	11,142,263
44,430	Generac Holdings, Inc.*	14,605,030
48,840	General Dynamics Corp.	9,275,204
1,650,332	General Electric Co.	23,203,668
121,142	Honeywell International, Inc.	27,972,899
46,482	IDEX Corp.	10,349,682
76,803	IHS Markit Ltd.	8,088,124
121,928	Illinois Tool Works, Inc.	28,258,033
143,993	Jacobs Engineering Group, Inc.	20,458,525
87,036	J.B. Hunt Transport Services, Inc.	14,930,156
341,175	Johnson Controls International PLC	22,701,785
47,135	Kansas City Southern	14,031,147
49,629	L3Harris Technologies, Inc.	10,822,100
292,480	Leidos Holdings, Inc.	30,052,320
52,163	Lockheed Martin Corp.	19,936,699
247,982	Masco Corp.	14,955,794
44,371	Norfolk Southern Corp.	12,463,814
59,343	Northrop Grumman Corp.	21,711,823
54,184	Old Dominion Freight Line, Inc.	14,383,143
83,587	Otis Worldwide Corp.	6,547,370
68,163	PACCAR, Inc.	6,241,004
64,686	Parker-Hannifin Corp.	19,932,991
137,822	Raytheon Technologies Corp.	12,226,190
107,125	Republic Services, Inc.	11,695,908
72,888	Rockwell Automation, Inc.	19,222,023
26,097	Roper Technologies, Inc.	11,743,911
164,631	Southwest Airlines Co.*	10,118,221
37,894	Stanley Black & Decker, Inc.	8,215,419
26,124	Teledyne Technologies, Inc.*	10,958,234
128,203	Trane Technologies PLC	23,897,039

Shares	Description	Value

Common Stocks – (continued)
Industrials – (continued)
26,659	TransUnion	$ 2,852,513
92,211	Union Pacific Corp.	20,722,578
171,944	United Parcel Service, Inc., Class B	36,899,182
123,050	United Rentals, Inc.*	41,093,778
54,764	Verisk Analytics, Inc.	9,464,862
109,437	Waste Management, Inc.	15,395,597
386,732	Westinghouse Air Brake Technologies Corp.	32,005,940
81,537	W.W. Grainger, Inc.	37,683,140
82,402	Xylem, Inc.	9,733,324

		1,067,762,413

Information Technology – 28.0%
294,589	Accenture PLC, Class A	83,121,232
162,219	Adobe, Inc.*	81,852,463
566,418	Advanced Micro Devices, Inc.*	45,358,753
126,609	Akamai Technologies, Inc.*	14,460,014
206,847	Amphenol Corp., Class A	13,912,529
59,645	Analog Devices, Inc.	9,817,567
20,014	ANSYS, Inc.*	6,763,531
4,605,443	Apple, Inc.	573,884,252
357,976	Applied Materials, Inc.	49,447,225
28,659	Arista Networks, Inc.*	9,726,291
118,147	Autodesk, Inc.*	33,773,501
89,282	Automatic Data Processing, Inc.	17,501,058
110,409	Broadcom, Inc.	52,149,483
94,901	Broadridge Financial Solutions, Inc.	15,134,811
393,311	Cadence Design Systems, Inc.*	49,946,564
153,296	CDW Corp.	25,358,224
1,158,050	Cisco Systems, Inc.	61,260,845
206,706	Citrix Systems, Inc.	23,762,922
67,651	Cloudflare, Inc., Class A*	5,551,441
265,338	Cognizant Technology Solutions Corp., Class A	18,987,587
320,598	Corning, Inc.	13,987,691
75,232	Crowdstrike Holdings, Inc., Class A*	16,712,789
96,994	Datadog, Inc., Class A*	8,831,304
207,789	Dell Technologies, Inc., Class C*	20,496,307
98,000	DocuSign, Inc.*	19,758,760
90,483	Enphase Energy, Inc.*	12,943,593
59,470	Entegris, Inc.	6,806,342
28,732	EPAM Systems, Inc.*	13,722,403
28,698	Fair Isaac Corp.*	14,522,910
193,142	Fidelity National Information Services, Inc.	28,774,295

GOLDMAN SACHS ACTIVEBETA® U.S. LARGE CAP EQUITY ETF

Schedule of Investments (continued)

May 31, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Information Technology – (continued)
178,877	Fiserv, Inc.*	$ 20,606,630
30,853	FleetCor Technologies, Inc.*	8,467,297
123,339	Fortinet, Inc.*	26,954,505
75,119	Gartner, Inc.*	17,415,589
81,790	Global Payments, Inc.	15,843,541
52,969	GoDaddy, Inc., Class A*	4,288,370
153,908	Hewlett Packard Enterprise Co.	2,456,372
768,401	HP, Inc.	22,460,361
27,830	HubSpot, Inc.*	14,036,895
1,567,444	Intel Corp.	89,532,401
314,171	International Business Machines Corp.	45,158,940
112,315	Intuit, Inc.	49,316,393
77,198	Jack Henry & Associates, Inc.	11,900,072
94,373	Keysight Technologies, Inc.*	13,436,828
52,558	KLA Corp.	16,655,105
94,514	Lam Research Corp.	61,419,923
228,075	Marvell Technology, Inc.	11,016,023
202,806	Mastercard, Inc., Class A	73,127,787
174,067	Maxim Integrated Products, Inc.	17,756,575
87,606	Microchip Technology, Inc.	13,749,762
307,784	Micron Technology, Inc.*	25,896,946
2,262,157	Microsoft Corp.	564,815,360
29,540	MongoDB, Inc.*	8,623,908
19,300	Monolithic Power Systems, Inc.	6,622,216
105,293	Motorola Solutions, Inc.	21,617,706
211,124	NetApp, Inc.	16,334,664
185,952	Nuance Communications, Inc.*	9,836,861
162,064	NVIDIA Corp.	105,305,946
319,502	ON Semiconductor Corp.*	12,792,860
792,646	Oracle Corp.	62,412,946
113,811	Palantir Technologies, Inc., Class A*	2,611,962
46,610	Palo Alto Networks, Inc.*	16,931,083
142,615	Paychex, Inc.	14,424,081
7,975	Paycom Software, Inc.*	2,628,560
229,979	PayPal Holdings, Inc.*	59,799,140
138,020	Qorvo, Inc.*	25,219,014
280,508	QUALCOMM, Inc.	37,739,546
72,020	RingCentral, Inc., Class A*	18,903,089
218,275	salesforce.com, Inc.*	51,971,278
246,554	Seagate Technology Holdings PLC (Ireland)	23,607,546
76,422	ServiceNow, Inc.*	36,214,857
157,759	Skyworks Solutions, Inc.	26,819,030
99,050	Slack Technologies, Inc., Class A*	4,362,162

Shares	Description	Value

Common Stocks – (continued)
Information Technology – (continued)
15,368	Snowflake, Inc., Class A*	$ 3,658,045
50,281	Splunk, Inc.*	6,094,057
83,397	Square, Inc., Class A*	18,557,500
339,577	SS&C Technologies Holdings, Inc.	25,084,553
157,492	Synopsys, Inc.*	40,056,515
105,888	TE Connectivity Ltd.	14,366,884
159,595	Teradyne, Inc.	21,122,398
349,513	Texas Instruments, Inc.	66,344,558
8,227	Trade Desk, Inc. (The), Class A*	4,838,628
98,163	Trimble, Inc.*	7,636,100
36,922	Twilio, Inc., Class A*	12,405,792
29,982	Tyler Technologies, Inc.*	12,087,543
121,806	VeriSign, Inc.*	26,787,576
377,176	Visa, Inc., Class A	85,732,105
72,275	VMware, Inc., Class A*(a)	11,411,500
39,486	Workday, Inc., Class A*	9,031,238
84,254	Xilinx, Inc.	10,700,258
23,564	Zebra Technologies Corp., Class A*	11,712,486
37,805	Zendesk, Inc.*	5,166,431
69,104	Zoom Video Communications, Inc., Class A*	22,910,049
64,012	Zscaler, Inc.*	12,431,130

		3,467,552,163

Materials – 2.0%
29,210	Air Products and Chemicals, Inc.	8,753,069
57,972	Albemarle Corp.	9,685,962
45,314	Avery Dennison Corp.	9,993,096
83,613	Ball Corp.	6,869,644
46,960	Celanese Corp.	7,769,532
214,866	Corteva, Inc.	9,776,403
25,068	Crown Holdings, Inc.	2,588,020
155,305	Dow, Inc.	10,625,968
99,063	DuPont de Nemours, Inc.	8,379,739
86,041	Eastman Chemical Co.	10,789,541
33,282	Ecolab, Inc.	7,158,293
23,506	FMC Corp.	2,742,915
429,920	Freeport-McMoRan, Inc.	18,366,182
21,711	International Flavors & Fragrances, Inc.	3,075,797
305,260	International Paper Co.	19,261,906
36,981	LyondellBasell Industries NV, Class A	4,164,800
17,400	Martin Marietta Materials, Inc.	6,327,510
74,389	Newmont Corp.	5,466,104
180,068	Nucor Corp.	18,464,173

GOLDMAN SACHS ACTIVEBETA® U.S. LARGE CAP EQUITY ETF

Schedule of Investments (continued)

May 31, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Materials – (continued)
29,255	Packaging Corp. of America	$ 4,348,756
60,558	PPG Industries, Inc.	10,883,484
98,877	Sherwin-Williams Co. (The)	28,034,596
13,696	Vulcan Materials Co.	2,510,751
576,390	Westrock Co.	33,615,065

		249,651,306

Real Estate – 1.9%
57,620	Alexandria Real Estate Equities, Inc. REIT	10,271,341
41,290	American Tower Corp. REIT	10,547,943
28,254	AvalonBay Communities, Inc. REIT	5,846,883
52,007	Boston Properties, Inc. REIT	6,113,943
450,803	CBRE Group, Inc., Class A*	39,571,487
62,629	Crown Castle International Corp. REIT	11,868,196
119,686	Digital Realty Trust, Inc. REIT	18,139,610
107,316	Duke Realty Corp. REIT	4,985,901
13,130	Equinix, Inc. REIT	9,673,134
146,265	Equity Residential REIT	11,328,224
12,234	Essex Property Trust, Inc. REIT	3,612,578
72,117	Extra Space Storage, Inc. REIT	10,803,848
114,607	Invitation Homes, Inc. REIT	4,156,796
80,968	Mid-America Apartment Communities, Inc. REIT	13,011,558
137,120	Prologis, Inc. REIT	16,158,221
55,171	Public Storage REIT	15,584,704
46,988	Realty Income Corp. REIT	3,213,979
25,687	SBA Communications Corp. REIT	7,657,808
103,922	Sun Communities, Inc. REIT	17,398,621
159,480	Ventas, Inc. REIT	8,843,166
254,806	VICI Properties, Inc. REIT	7,932,111
117,406	Weyerhaeuser Co. REIT	4,456,732

		241,176,784

Utilities – 1.9%
474,005	AES Corp. (The)	12,044,467
133,014	Alliant Energy Corp.	7,601,750
72,208	Ameren Corp.	6,079,914
99,197	American Electric Power Co., Inc.	8,530,942
48,702	American Water Works Co., Inc.	7,549,784
63,930	Atmos Energy Corp.	6,339,938
126,517	CenterPoint Energy, Inc.	3,200,880
121,045	CMS Energy Corp.	7,594,363
133,448	Consolidated Edison, Inc.	10,307,524

Shares	Description	Value

Common Stocks – (continued)
Utilities – (continued)
150,701	Dominion Energy, Inc.	$11,474,374
72,801	DTE Energy Co.	10,045,810
154,665	Duke Energy Corp.	15,500,526
81,652	Edison International	4,561,897
40,801	Entergy Corp.	4,294,713
114,583	Evergy, Inc.	7,103,000
101,445	Eversource Energy	8,236,320
332,236	Exelon Corp.	14,990,488
85,794	FirstEnergy Corp.	3,252,451
392,833	NextEra Energy, Inc.	28,763,232
178,116	PPL Corp.	5,184,957
184,115	Public Service Enterprise Group, Inc.	11,437,224
61,261	Sempra Energy	8,300,253
139,286	Southern Co. (The)	8,903,161
97,454	WEC Energy Group, Inc.	9,151,905
183,892	Xcel Energy, Inc.	13,034,265

		233,484,138

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $8,546,611,140)		$12,373,724,076

Shares	Dividend Rate	Value

Securities Lending Reinvestment Vehicle – 0.1%(b)
Goldman Sachs Financial Square Government Fund – Institutional Shares
15,282,437	0.026%	$ 15,282,437
(Cost $15,282,437)

TOTAL INVESTMENTS – 100.0% (Cost $8,561,893,577)		$12,389,006,513

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.0%		1,695,209

NET ASSETS – 100.0%		$12,390,701,722

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is on loan.

(b)	Represents an affiliated issuer.

GOLDMAN SACHS ACTIVEBETA® U.S. LARGE CAP EQUITY ETF

Schedule of Investments (continued)

May 31, 2021 (Unaudited)

Investment Abbreviations:
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust

GOLDMAN SACHS ACTIVEBETA® U.S. SMALL CAP EQUITY ETF

Schedule of Investments

May 31, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – 98.9%
Communication Services – 2.0%
37,501	Alaska Communications Systems Group, Inc.*	$ 124,503
2,974	AMC Networks, Inc., Class A*	159,644
1,642	Bandwidth, Inc., Class A*	194,232
2,050	Cardlytics, Inc.*	218,428
14,272	Cargurus, Inc.*	402,756
9,959	Cars.com, Inc.*	145,501
7,991	Cincinnati Bell, Inc.*	123,061
3,317	Cinemark Holdings, Inc.*	75,163
5,578	Cogent Communications Holdings, Inc.	421,697
23,991	Consolidated Communications Holdings, Inc.*	224,556
157	Daily Journal Corp.*	50,162
28,535	DHI Group, Inc.*	91,312
14,576	Entercom Communications Corp.*	63,406
3,318	Eventbrite, Inc., Class A*	67,355
7,516	EverQuote, Inc., Class A*	236,979
12,700	Fluent, Inc.*	36,703
14,861	Gannett Co., Inc.*	76,237
7,758	Gogo, Inc.*(a)	105,664
11,890	Gray Television, Inc.	276,561
2,979	Hemisphere Media Group, Inc.*	36,850
11,028	IDT Corp., Class B*	318,268
7,642	Iridium Communications, Inc.*	292,001
8,713	Liberty Latin America Ltd., Class A (Chile)*	124,335
17,210	Liberty Latin America Ltd., Class C (Chile)*	247,480
3,420	Liberty Media Corp.-Liberty Braves, Class A*(a)	95,486
3,196	Liberty Media Corp.-Liberty Braves, Class C*	87,411
29,288	Liberty TripAdvisor Holdings, Inc., Class A*	139,411
4,607	Magnite, Inc.*	136,828
15,957	MSG Networks, Inc., Class A*	246,057
15,072	Ooma, Inc.*	292,548
27,998	ORBCOMM, Inc.*	313,298
8,675	QuinStreet, Inc.*	157,104
8,785	Scholastic Corp.	295,879
4,279	Shenandoah Telecommunications Co.	213,479
2,737	Sinclair Broadcast Group, Inc., Class A	92,210
8,311	Spok Holdings, Inc.	96,989
7,178	TechTarget, Inc.*	504,685
24,147	TEGNA, Inc.	468,210
55,658	TrueCar, Inc.*	328,939

Shares	Description	Value

Common Stocks – (continued)
Communication Services – (continued)
14,421	Yelp, Inc.*	$ 578,426

		8,159,814

Consumer Discretionary – 15.3%
14,572	1-800-Flowers.com, Inc., Class A*	444,009
6,828	Aaron’s Co., Inc. (The)	245,603
16,056	Abercrombie & Fitch Co., Class A*	685,591
3,351	Academy Sports & Outdoors, Inc.*	122,412
7,123	Acushnet Holdings Corp.	378,944
5,189	Adient PLC*	259,761
11,637	Adtalem Global Education, Inc.*	423,354
2,328	America’s Car-Mart, Inc.*	382,700
13,733	American Axle & Manufacturing Holdings, Inc.*	153,810
11,732	American Eagle Outfitters, Inc.	415,665
10,403	American Public Education, Inc.*	291,284
3,176	Asbury Automotive Group, Inc.*	629,769
13,780	Aspen Group, Inc.*	80,200
7,037	At Home Group, Inc.*	264,169
1,176	Bally’s Corp.*	68,243
14,491	Beazer Homes USA, Inc.*	345,031
17,756	Bed Bath & Beyond, Inc.*	496,990
8,011	Big Lots, Inc.	488,190
3,207	BJ’s Restaurants, Inc.*	177,283
5,457	Bloomin’ Brands, Inc.*	161,254
4,466	Bluegreen Vacations Holding Corp.*	93,741
3,421	Boot Barn Holdings, Inc.*	261,330
9,328	Boyd Gaming Corp.*	600,630
5,182	Brinker International, Inc.*	318,434
7,283	Buckle, Inc. (The)	306,760
12,931	Caesars Entertainment, Inc.*	1,389,436
11,123	Caleres, Inc.	278,965
10,374	Callaway Golf Co.*	383,008
3,968	Camping World Holdings, Inc., Class A	176,140
15,166	CarParts.com, Inc.*	247,812
5,688	Carriage Services, Inc.	218,192
791	Cavco Industries, Inc.*	175,025
2,471	Century Communities, Inc.*	201,090
3,837	Cheesecake Factory, Inc. (The)*	225,692
3,201	Children’s Place, Inc. (The)*	297,661
3,407	Churchill Downs, Inc.	679,799
4,909	Citi Trends, Inc.*	409,116
6,795	Clarus Corp.	160,974

GOLDMAN SACHS ACTIVEBETA® U.S. SMALL CAP EQUITY ETF

Schedule of Investments (continued)

May 31, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Consumer Discretionary – (continued)
6,595	Container Store Group, Inc. (The)*	$ 89,428
6,311	Cooper Tire & Rubber Co.	374,747
7,575	Core-Mark Holding Co., Inc.	347,389
1,000	Cracker Barrel Old Country Store, Inc.	157,720
12,045	Crocs, Inc.*	1,219,436
17,922	Dana, Inc.	486,224
1,842	Dave & Buster’s Entertainment, Inc.*	77,880
4,745	Deckers Outdoor Corp.*	1,591,663
18,200	Del Taco Restaurants, Inc.	184,912
3,977	Dillard’s, Inc., Class A (a)	524,606
1,334	Dine Brands Global, Inc.*	126,663
5,933	Dorman Products, Inc.*	607,421
7,402	Duluth Holdings, Inc., Class B*	119,172
8,600	El Pollo Loco Holdings, Inc.*	144,996
13,935	Ethan Allen Interiors, Inc.	402,303
9,065	Everi Holdings, Inc.*	187,917
13,008	Fiesta Restaurant Group, Inc.*	176,779
29,129	Fossil Group, Inc.*	411,301
4,644	Fox Factory Holding Corp.*	722,049
3,187	Franchise Group, Inc.	117,728
13,969	Funko, Inc., Class A*	366,686
8,000	GameStop Corp., Class A*	1,776,000
11,661	GAN Ltd. (United Kingdom)*	201,735
6,709	Genesco, Inc.*	368,995
7,863	Gentherm, Inc.*	570,303
5,006	G-III Apparel Group Ltd.*	165,398
19,572	Goodyear Tire & Rubber Co. (The)*	388,113
22,269	GoPro, Inc., Class A*	249,858
4,726	Green Brick Partners, Inc.*	110,305
2,841	Group 1 Automotive, Inc.	453,083
4,757	Groupon, Inc.*	224,768
6,223	Guess?, Inc.	182,770
11,381	Haverty Furniture Cos., Inc.	522,843
2,942	Helen of Troy Ltd.*	619,232
8,202	Hibbett Sports, Inc.*	695,202
4,784	Hilton Grand Vacations, Inc.*	218,772
32,252	Houghton Mifflin Harcourt Co.*	320,585
3,086	Installed Building Products, Inc.	366,000
9,696	International Game Technology PLC*	235,225
4,793	iRobot Corp.*	468,276
2,621	Jack in the Box, Inc.	297,746
2,822	Johnson Outdoors, Inc., Class A	344,820
13,394	KB Home	626,973

Shares	Description	Value

Common Stocks – (continued)
Consumer Discretionary – (continued)
4,112	Kontoor Brands, Inc.	$ 263,250
5,539	Lakeland Industries, Inc.*(a)	139,694
6,614	Lands’ End, Inc.*	169,385
16,885	Laureate Education, Inc., Class A*	246,690
10,990	La-Z-Boy, Inc.	453,118
4,697	LCI Industries	700,088
1,382	LGI Homes, Inc.*	249,879
5,666	Lifetime Brands, Inc.	84,990
2,648	Lithia Motors, Inc., Class A	932,070
3,061	Lovesac Co. (The)*	254,124
7,430	Lumber Liquidators Holdings, Inc.*	169,255
5,395	M/I Homes, Inc.*	380,455
32,952	Macy’s, Inc.*	602,363
3,933	Malibu Boats, Inc., Class A*	308,426
4,169	Marine Products Corp.	67,705
6,091	MarineMax, Inc.*	313,260
3,946	Marriott Vacations Worldwide Corp.*	679,856
10,557	MasterCraft Boat Holdings, Inc.*	293,062
5,104	MDC Holdings, Inc.	295,777
5,141	Meritage Homes Corp.*	553,531
10,265	Modine Manufacturing Co.*	180,561
2,724	Monarch Casino & Resort, Inc.*	194,385
2,240	Monro, Inc.	139,642
4,573	Murphy USA, Inc.	616,486
2,052	Nathan’s Famous, Inc.	132,498
5,340	National Vision Holdings, Inc.*	265,238
15,961	Nautilus, Inc.*	287,458
6,822	ODP Corp. (The)*	298,394
5,484	Overstock.com, Inc.*	468,498
4,699	Oxford Industries, Inc.	449,929
6,860	Papa John’s International, Inc.	644,497
4,339	Patrick Industries, Inc.	371,852
15,048	Penn National Gaming, Inc.*	1,233,485
37,925	Perdoceo Education Corp.*	462,306
5,849	PetMed Express, Inc. (a)	169,036
5,136	PlayAGS, Inc.*	52,284
8,390	Purple Innovation, Inc.*	239,283
7,962	Quotient Technology, Inc.*	93,633
4,074	RCI Hospitality Holdings, Inc.	315,735
3,502	RealReal, Inc. (The)*	61,180
3,165	Red Rock Resorts, Inc., Class A*	141,634
15,640	Rent-A-Center, Inc.	966,708
2,372	RH*	1,520,571

GOLDMAN SACHS ACTIVEBETA® U.S. SMALL CAP EQUITY ETF

Schedule of Investments (continued)

May 31, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Consumer Discretionary – (continued)
17,759	Sally Beauty Holdings, Inc.*	$ 387,324
6,185	Scientific Games Corp.*	448,660
3,468	SeaWorld Entertainment, Inc.*	188,763
1,684	Shake Shack, Inc., Class A*	158,262
6,725	Shoe Carnival, Inc.	454,005
5,429	Shutterstock, Inc.	492,682
5,871	Signet Jewelers Ltd.*	355,665
5,017	Skyline Champion Corp.*	254,111
6,784	Sleep Number Corp.*	756,348
13,967	Smith & Wesson Brands, Inc.	296,938
2,893	Sonic Automotive, Inc., Class A	139,529
17,437	Sonos, Inc.*	645,169
13,278	Sportsman’s Warehouse Holdings, Inc.*	236,348
2,206	Stamps.com, Inc.*	414,022
8,683	Standard Motor Products, Inc.	390,909
12,672	Steven Madden Ltd.	524,621
8,937	Stitch Fix, Inc., Class A*	477,772
15,104	Stoneridge, Inc.*	459,766
2,985	Strategic Education, Inc.	211,457
16,394	Stride, Inc.*	440,671
5,214	Sturm Ruger & Co., Inc.	411,593
19,499	Taylor Morrison Home Corp.*	577,560
6,508	Texas Roadhouse, Inc.	655,421
4,007	TopBuild Corp.*	793,586
16,522	Tri Pointe Homes, Inc.*	398,511
19,484	Tupperware Brands Corp.*	499,570
4,807	Unifi, Inc.*	132,337
20,862	Universal Technical Institute, Inc.*	126,215
14,817	Vera Bradley, Inc.*	170,099
6,750	Vista Outdoor, Inc.*	294,232
1,792	Visteon Corp.*	219,448
7,503	Vivint Smart Home, Inc.*	104,367
2,303	Weyco Group, Inc.	47,396
6,772	Wingstop, Inc.	966,229
1,658	Winmark Corp.	324,670
3,428	Winnebago Industries, Inc.	253,535
10,058	Wolverine World Wide, Inc.	366,715
5,974	Workhorse Group, Inc.*(a)	55,976
16,862	WW International, Inc.*	662,677
4,024	XPEL, Inc.*	329,968
9,164	YETI Holdings, Inc.*	802,766

Shares	Description	Value

Common Stocks – (continued)
Consumer Discretionary – (continued)
8,709	Zumiez, Inc.*	$ 381,628

		63,551,881

Consumer Staples – 3.7%
7,967	B&G Foods, Inc. (a)	243,790
7,029	BellRing Brands, Inc., Class A*	201,592
18,671	BJ’s Wholesale Club Holdings, Inc.*	836,274
1,308	Calavo Growers, Inc.	93,129
2,831	Cal-Maine Foods, Inc.	98,830
12,717	Celsius Holdings, Inc.*	833,472
3,789	Central Garden & Pet Co.*	208,130
5,344	Central Garden & Pet Co., Class A*	269,605
7,163	Chefs’ Warehouse, Inc. (The)*	220,334
1,650	Coca-Cola Consolidated, Inc.	668,118
19,115	Darling Ingredients, Inc.*	1,308,613
5,439	Edgewell Personal Care Co.	246,822
4,883	elf Beauty, Inc.*	136,724
6,204	Fresh Del Monte Produce, Inc.	207,648
5,609	Freshpet, Inc.*	991,783
22,189	Hostess Brands, Inc.*	347,923
7,151	Ingles Markets, Inc., Class A	442,933
2,832	Inter Parfums, Inc.	216,591
1,277	J & J Snack Foods Corp.	224,216
3,260	John B. Sanfilippo & Son, Inc.	304,191
2,540	Lancaster Colony Corp.	474,142
7,488	Landec Corp.*	89,631
9,901	Lifevantage Corp.*	78,911
2,652	Medifast, Inc.	881,127
9,768	National Beverage Corp. (a)	487,716
3,720	Nature’s Sunshine Products, Inc.	76,223
15,169	Performance Food Group Co.*	760,422
1,832	PriceSmart, Inc.	161,766
24,016	Primo Water Corp.	415,717
13,461	Rite Aid Corp.*	245,932
1,975	Sanderson Farms, Inc.	321,431
6,332	Simply Good Foods Co. (The)*	218,644
13,011	SpartanNash Co.	272,841
3,874	Turning Point Brands, Inc.	165,691
12,408	United Natural Foods, Inc.*	471,008
3,917	Universal Corp.	219,509
3,978	USANA Health Sciences, Inc.*	420,634
25,971	Vector Group Ltd.	357,101
8,265	Veru, Inc.*	72,980

GOLDMAN SACHS ACTIVEBETA® U.S. SMALL CAP EQUITY ETF

Schedule of Investments (continued)

May 31, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Consumer Staples – (continued)
6,085	Village Super Market, Inc., Class A	$ 146,709
3,020	Vital Farms, Inc.*	64,296
2,181	WD-40 Co.	533,909
4,160	Weis Markets, Inc.	211,661

		15,248,719

Energy – 1.9%
19,645	Antero Resources Corp.*	253,617
8,381	Archrock, Inc.	77,105
14,841	Aspen Aerogels, Inc.*	300,975
8,513	Cactus, Inc., Class A	298,295
9,354	ChampionX Corp.*	247,881
21,425	Clean Energy Fuels Corp.*	169,686
11,793	CNX Resources Corp.*	160,621
59,975	DHT Holdings, Inc.	383,840
1,663	Diamond S Shipping, Inc.*	17,777
7,483	DMC Global, Inc.*	396,374
12,437	Dorian LPG Ltd.*	176,730
11,906	Energy Fuels, Inc.*	77,270
15,468	Evolution Petroleum Corp.	57,077
10,885	Frontline Ltd. (Norway)	92,740
3,138	Green Plains, Inc.*	100,071
24,025	Helix Energy Solutions Group, Inc.*	125,651
23,478	Kosmos Energy Ltd. (Ghana)*	74,660
8,258	Liberty Oilfield Services, Inc., Class A*	123,540
8,517	Matador Resources Co.	260,961
2,185	Nabors Industries Ltd.*(a)	204,560
7,390	Newpark Resources, Inc.*	24,683
66,602	NexTier Oilfield Solutions, Inc.*	283,058
33,188	Nordic American Tankers Ltd.	115,494
6,008	Oceaneering International, Inc.*	85,734
18,867	Oil States International, Inc.*	121,315
14,049	Ovintiv, Inc.	374,125
2,451	Par Pacific Holdings, Inc.*	34,118
9,519	Patterson-UTI Energy, Inc.	79,674
3,507	PDC Energy, Inc.*	148,066
47,927	ProPetro Holding Corp.*	476,394
13,710	Range Resources Corp.*	185,908
12,287	Renewable Energy Group, Inc.*	750,367
1,306	REX American Resources Corp.*	125,415
41,540	RPC, Inc.*	203,961
7,761	Select Energy Services, Inc., Class A*	44,082
6,661	SM Energy Co.	132,554

Shares	Description	Value

Common Stocks – (continued)
Energy – (continued)
17,376	Solaris Oilfield Infrastructure, Inc., Class A	$ 173,586
31,406	Southwestern Energy Co.*	162,369
30,199	Tellurian, Inc.*	131,668
19,372	Transocean Ltd.*	73,226
31,532	Uranium Energy Corp.*	98,695
6,137	US Silica Holdings, Inc.*	62,966
62,398	W&T Offshore, Inc.*	233,369
9,123	World Fuel Services Corp.	280,350

		8,000,608

Financials – 16.6%
1,631	1st Constitution Bancorp	34,414
2,688	1st Source Corp.	132,975
2,520	Allegiance Bancshares, Inc.	102,211
5,360	Altabancorp	246,560
229	Amerant Bancorp, Inc.*	5,523
17,652	American Equity Investment Life Holding Co.	538,386
3,074	American National Bankshares, Inc.	106,606
4,439	Ameris Bancorp	243,879
5,562	AMERISAFE, Inc.	364,478
9,353	Apollo Commercial Real Estate Finance, Inc. REIT	146,374
5,054	Arbor Realty Trust, Inc. REIT	92,185
10,877	Ares Commercial Real Estate Corp. REIT	165,004
2,678	Argo Group International Holdings Ltd.	143,648
5,735	Arrow Financial Corp.	212,768
13,025	Artisan Partners Asset Management, Inc., Class A	665,317
296	Associated Capital Group, Inc., Class A	10,848
6,105	Atlantic Capital Bancshares, Inc.*	171,673
7,821	Atlantic Union Bankshares Corp.	320,817
17,277	Axos Financial, Inc.*	819,103
5,505	B. Riley Financial, Inc.	405,388
3,917	Banc of California, Inc.	68,587
4,719	BancFirst Corp.	325,469
5,581	Banco Latinoamericano de Comercio Exterior SA, Class E (Panama)	85,222
11,569	BancorpSouth Bank	353,780
1,767	Bank First Corp.	125,846
8,727	Bank of Commerce Holdings	128,723
2,776	Bank of Marin Bancorp	93,579
14,718	Bank of NT Butterfield & Son Ltd. (The) (Bermuda)	561,345

GOLDMAN SACHS ACTIVEBETA® U.S. SMALL CAP EQUITY ETF

Schedule of Investments (continued)

May 31, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Financials – (continued)
4,429	BankFinancial Corp.	$ 48,940
4,422	BankUnited, Inc.	211,327
1,972	Bankwell Financial Group, Inc.	56,320
4,129	Banner Corp.	241,670
1,696	Bar Harbor Bankshares	51,626
7,400	BCB Bancorp, Inc.	108,114
10,857	Blackstone Mortgage Trust, Inc., Class A REIT	347,750
10,028	Boston Private Financial Holdings, Inc.	153,729
22,333	Brightsphere Investment Group, Inc.	497,356
11,030	Brookline Bancorp, Inc.	185,966
3,092	BRP Group, Inc., Class A*	76,001
4,181	Bryn Mawr Bank Corp.	199,852
1,073	C&F Financial Corp.	53,092
4,628	Cadence BanCorp	103,575
1,180	Cambridge Bancorp	101,185
6,192	Camden National Corp.	294,863
15,055	Cannae Holdings, Inc.*	539,722
6,087	Capital City Bank Group, Inc.	163,132
11,365	Capitol Federal Financial, Inc.	147,063
1,452	Capstar Financial Holdings, Inc.	31,784
12,068	Cathay General Bancorp	502,994
1,851	CB Financial Services, Inc.	40,259
5,266	Central Pacific Financial Corp.	145,921
3,533	Central Valley Community Bancorp	75,147
1,598	Century Bancorp, Inc., Class A	182,332
1,286	Chemung Financial Corp.	59,928
2,469	CIT Group, Inc.	130,808
2,935	Citizens & Northern Corp.	72,465
4,507	City Holding Co.	361,552
7,591	Civista Bancshares, Inc.	180,210
5,174	CNB Financial Corp.	125,780
17,919	CNO Financial Group, Inc.	475,929
3,622	Codorus Valley Bancorp, Inc.	68,673
6,970	Cohen & Steers, Inc.	509,716
2,590	Colony Bankcorp, Inc.	47,552
8,029	Columbia Banking System, Inc.	346,532
5,961	Community Bank System, Inc.	483,556
15,734	Community Bankers Trust Corp.	139,089
1,297	Community Financial Corp. (The)	46,005
3,747	Community Trust Bancorp, Inc.	165,542
4,925	ConnectOne Bancorp, Inc.	136,373
3,510	County Bancorp, Inc.(a)	87,399

Shares	Description	Value

Common Stocks – (continued)
Financials – (continued)
9,232	Cowen, Inc., Class A	$ 363,095
4,415	Crawford & Co., Class A	42,693
7,010	Curo Group Holdings Corp.	115,735
10,458	Customers Bancorp, Inc.*	395,835
13,032	CVB Financial Corp.	289,050
1,294	Diamond Hill Investment Group, Inc.	226,981
8,270	Dime Community Bancshares, Inc.	287,052
4,881	Donegal Group, Inc., Class A	74,630
10,146	Donnelley Financial Solutions, Inc.*	302,452
12,036	Dynex Capital, Inc. REIT	235,304
6,401	Eagle Bancorp, Inc.	365,753
1,649	eHealth, Inc.*	107,597
7,832	Employers Holdings, Inc.	330,510
8,674	Encore Capital Group, Inc.*	401,519
12,393	Enova International, Inc.*	469,323
1,803	Enstar Group Ltd.*	457,764
4,356	Enterprise Financial Services Corp.	215,230
139	Esquire Financial Holdings, Inc.*	3,424
4,847	ESSA Bancorp, Inc.	76,825
18,942	Essent Group Ltd.	906,185
2,886	Evans Bancorp, Inc.	109,149
2,226	EZCORP, Inc., Class A*	16,361
3,242	Farmers & Merchants Bancorp, Inc.	71,324
8,561	Farmers National Banc Corp.	148,961
6,475	FB Financial Corp.	270,979
6,114	Federal Agricultural Mortgage Corp., Class C	620,326
17,428	Federated Hermes, Inc.	554,210
6,155	Financial Institutions, Inc.	197,760
20,747	First BanCorp. (Puerto Rico)	265,354
4,321	First Bancorp, Inc. (The)	136,111
3,037	First Bancshares, Inc. (The)	118,595
1,128	First Bank	15,487
5,832	First BankCorp	258,766
6,982	First Busey Corp.	187,048
4,587	First Business Financial Services, Inc.	125,730
15,843	First Commonwealth Financial Corp.	240,021
1,863	First Community Bankshares, Inc.	58,051
2,980	First Community Corp/SC	59,898
14,094	First Financial Bancorp	358,974
18,074	First Financial Bankshares, Inc.	910,026
2,979	First Financial Corp.	135,187
8,029	First Foundation, Inc.	201,528
2,558	First Guaranty Bancshares, Inc.	50,418

GOLDMAN SACHS ACTIVEBETA® U.S. SMALL CAP EQUITY ETF

Schedule of Investments (continued)

May 31, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Financials – (continued)
3,613	First Internet Bancorp	$ 122,553
4,502	First Interstate BancSystem, Inc., Class A	211,909
9,734	First Merchants Corp.	451,074
3,362	First Mid Bancshares, Inc.	147,592
9,808	First Midwest Bancorp, Inc.	205,281
6,270	First Northwest Bancorp	111,669
6,536	First of Long Island Corp. (The)	147,060
1,244	First Savings Financial Group, Inc. (a)	89,618
4,521	FirstCash, Inc.	360,414
10,013	Flagstar Bancorp, Inc.	458,595
9,300	Flushing Financial Corp.	217,341
2,515	Focus Financial Partners, Inc., Class A*	127,485
2,464	FS Bancorp, Inc.	175,388
22,598	Fulton Financial Corp.	391,623
60,911	Genworth Financial, Inc., Class A*	255,826
7,291	German American Bancorp, Inc.	304,764
10,595	Glacier Bancorp, Inc.	617,159
1,943	Goosehead Insurance, Inc., Class A	174,617
9,326	Great Ajax Corp. REIT	117,508
4,631	Great Southern Bancorp, Inc.	261,605
5,489	Green Dot Corp., Class A*	222,799
10,288	Greenhill & Co., Inc.	179,114
6,006	Hamilton Lane, Inc., Class A	542,762
5,221	Hancock Whitney Corp.	258,492
7,016	Hanmi Financial Corp.	147,196
6,010	Hannon Armstrong Sustainable Infrastructure Capital, Inc. REIT	295,752
10,762	HarborOne Bancorp, Inc.	159,816
1,772	HCI Group, Inc.	142,752
5,954	Heartland Financial USA, Inc.	296,211
13,132	Heritage Commerce Corp.	155,746
4,536	Heritage Financial Corp.	131,589
1,896	Heritage Insurance Holdings, Inc.	15,794
14,908	Hilltop Holdings, Inc.	553,832
896	Hingham Institution For Savings (The)	260,064
2,720	Home Bancorp, Inc.	105,672
20,842	Home BancShares, Inc.	570,237
6,669	HomeStreet, Inc.	300,238
4,287	HomeTrust Bancshares, Inc.	121,622
16,629	Hope Bancorp, Inc.	254,424
8,089	Horace Mann Educators Corp.	322,508
9,341	Horizon Bancorp, Inc.	172,808
7,347	Houlihan Lokey, Inc.	550,217

Shares	Description	Value

Common Stocks – (continued)
Financials – (continued)
828	Howard Bancorp, Inc.*	$ 13,960
4,065	Independent Bank Corp.	331,745
7,704	Independent Bank Corp.	179,503
4,631	Independent Bank Group, Inc.	364,691
7,667	International Bancshares Corp.	355,749
4,539	Investar Holding Corp.	102,491
24,652	Investors Bancorp, Inc.	366,822
870	Investors Title Co.	154,721
3,871	James River Group Holdings Ltd.	135,175
8,250	Kearny Financial Corp.	108,157
3,627	Kinsale Capital Group, Inc.	603,750
5,828	KKR Real Estate Finance Trust, Inc. REIT	124,603
5,699	Ladder Capital Corp. REIT	66,678
8,673	Lakeland Bancorp, Inc.	164,874
6,454	Lakeland Financial Corp.	398,276
5,168	Live Oak Bancshares, Inc.	313,077
14,661	Macatawa Bank Corp.	140,746
228	Marlin Business Services Corp.	5,135
5,165	Mercantile Bank Corp.	166,829
6,857	Meridian Bancorp, Inc.	151,197
8,220	Meta Financial Group, Inc.	435,742
19,870	MFA Financial, Inc. REIT	86,832
4,021	Midland States Bancorp, Inc.	112,025
3,321	MidWestOne Financial Group, Inc.	104,744
2,778	MMA Capital Holdings, Inc.*	75,173
8,728	Moelis & Co., Class A	468,606
25,576	Mr. Cooper Group, Inc.*	884,674
4,009	National Bank Holdings Corp., Class A	158,756
593	National Western Life Group, Inc., Class A	145,297
33,309	Navient Corp.	608,555
6,282	NBT Bancorp, Inc.	244,935
3,743	Nelnet, Inc., Class A	282,671
18,197	New York Mortgage Trust, Inc. REIT	82,250
627	NI Holdings, Inc.*	11,951
3,234	Nicolet Bankshares, Inc.*	256,456
12,469	NMI Holdings, Inc., Class A*	301,625
5,417	Northeast Bank	159,043
3,550	Northrim BanCorp, Inc.	154,603
12,179	Northwest Bancshares, Inc.	172,455
3,406	Norwood Financial Corp.	86,546
6,102	OceanFirst Financial Corp.	134,915
9,556	OFG Bancorp (Puerto Rico)	230,300
3,105	Ohio Valley Banc Corp.	72,781

GOLDMAN SACHS ACTIVEBETA® U.S. SMALL CAP EQUITY ETF

Schedule of Investments (continued)

May 31, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Financials – (continued)
19,611	Old National Bancorp	$ 373,590
8,361	Old Second Bancorp, Inc.	115,883
3,390	Oppenheimer Holdings, Inc., Class A	169,398
5,819	Pacific Premier Bancorp, Inc.	267,499
1,536	Palomar Holdings, Inc.*	112,128
3,080	Park National Corp.	389,682
5,361	Parke Bancorp, Inc.	115,262
4,554	PCSB Financial Corp.	83,703
5,422	Peapack-Gladstone Financial Corp.	180,119
3,470	Penns Woods Bancorp, Inc.	88,867
12,251	PennyMac Financial Services, Inc.	767,035
4,321	PennyMac Mortgage Investment Trust REIT	84,692
3,232	Peoples Bancorp of North Carolina, Inc.	80,444
5,812	Peoples Bancorp, Inc.	188,774
2,837	Peoples Financial Services Corp.	122,417
1,820	Piper Sandler Cos.	231,977
4,828	PJT Partners, Inc., Class A	351,575
2,222	Plumas Bancorp (a)	67,615
5,728	PRA Group, Inc.*	222,991
5,751	Preferred Bank	392,736
7,293	Premier Financial Bancorp, Inc.	136,014
4,033	Premier Financial Corp.	123,007
6,644	Primis Financial Corp.	97,866
6,229	PROG Holdings, Inc.	328,393
3,714	Protective Insurance Corp., Class B	86,536
9,438	Provident Financial Services, Inc.	238,404
5,756	Prudential Bancorp, Inc.	79,836
12,233	Pzena Investment Management, Inc., Class A	141,903
3,945	QCR Holdings, Inc.	188,610
29,497	Radian Group, Inc.	688,755
4,697	Regional Management Corp.	219,538
649	Reliant Bancorp, Inc.	19,243
6,218	Renasant Corp.	274,960
4,259	Republic Bancorp, Inc., Class A	197,831
15,155	Riverview Bancorp, Inc.	104,115
4,580	RLI Corp.	483,098
5,832	S&T Bancorp, Inc.	197,880
3,508	Safety Insurance Group, Inc.	298,566
6,355	Sandy Spring Bancorp, Inc.	295,253
6,109	Seacoast Banking Corp. of Florida*	226,461
9,091	Selective Insurance Group, Inc.	684,280
5,825	Selectquote, Inc.*	118,364
11,725	ServisFirst Bancshares, Inc.	814,419

Shares	Description	Value

Common Stocks – (continued)
Financials – (continued)
6,595	Shore Bancshares, Inc.	$ 113,368
5,041	Sierra Bancorp	139,737
897	Silvergate Capital Corp., Class A*	99,926
10,333	Simmons First National Corp., Class A	315,157
9,396	SiriusPoint Ltd. (Bermuda)*	98,846
2,504	SmartFinancial, Inc.	60,722
4,321	South State Corp.	383,748
4,316	Southern First Bancshares, Inc.*	230,604
4,644	Southern Missouri Bancorp, Inc.	205,265
4,650	Southside Bancshares, Inc.	199,206
7,300	Stewart Information Services Corp.	440,555
13,500	Stifel Financial Corp.	935,280
7,176	Stock Yards Bancorp, Inc.	385,638
4,449	StoneX Group, Inc.*	301,197
1,396	Summit Financial Group, Inc.	33,267
4,462	Territorial Bancorp, Inc.	116,547
2,102	Texas Capital Bancshares, Inc.*	144,786
4,767	Timberland Bancorp, Inc.	139,006
2,611	Tompkins Financial Corp.	211,883
9,723	Towne Bank	311,428
6,365	TriCo Bancshares	305,202
8,421	TriState Capital Holdings, Inc.*	193,599
4,815	Triumph Bancorp, Inc.*	403,256
1,971	Trupanion, Inc.*	177,725
4,056	TrustCo Bank Corp.	158,727
8,979	Trustmark Corp.	301,245
5,291	UMB Financial Corp.	511,693
11,318	United Bankshares, Inc.	466,188
12,696	United Community Banks, Inc.	439,028
2,739	United Security Bancshares	23,282
5,554	Unity Bancorp, Inc.	134,629
9,042	Universal Insurance Holdings, Inc.	127,492
4,818	Univest Financial Corp.	140,493
49,045	Valley National Bancorp	702,324
7,106	Veritex Holdings, Inc.	249,634
1,728	Virtus Investment Partners, Inc.	485,965
8,404	Walker & Dunlop, Inc.	853,342
12,552	Washington Federal, Inc.	418,484
4,771	Washington Trust Bancorp, Inc.	262,357
8,791	Waterstone Financial, Inc.	173,886
8,163	WesBanco, Inc.	317,704
9,100	West BanCorp, Inc.	254,072
3,661	Westamerica BanCorp	229,655

GOLDMAN SACHS ACTIVEBETA® U.S. SMALL CAP EQUITY ETF

Schedule of Investments (continued)

May 31, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Financials – (continued)
10,965	Western New England Bancorp, Inc.	$ 93,312
1,683	World Acceptance Corp.*	270,307
5,050	WSFS Financial Corp.	268,711

		68,950,795

Health Care – 16.0%
4,440	1Life Healthcare, Inc.*	164,280
2,568	AdaptHealth Corp.*	67,256
2,553	Addus HomeCare Corp.*	245,522
22,702	Affimed NV (Germany)*	201,367
103,529	Akebia Therapeutics, Inc.*	363,387
1,374	Allakos, Inc.*	139,379
2,733	Allogene Therapeutics, Inc.*	70,238
26,648	Allscripts Healthcare Solutions, Inc.*	463,409
23,104	Alphatec Holdings, Inc.*	335,008
15,162	Amicus Therapeutics, Inc.*	140,400
9,356	AMN Healthcare Services, Inc.*	829,877
48,994	Amneal Pharmaceuticals, Inc.*	277,306
11,957	Amphastar Pharmaceuticals, Inc.*	226,226
5,759	Anavex Life Sciences Corp.*	71,700
10,995	AngioDynamics, Inc.*	254,204
6,795	ANI Pharmaceuticals, Inc.*	233,408
6,055	Anika Therapeutics, Inc.*	282,466
58,197	Antares Pharma, Inc.*	231,042
2,617	Apellis Pharmaceuticals, Inc.*	147,285
4,981	Apyx Medical Corp.*	48,764
3,884	Aquestive Therapeutics, Inc.*(a)	14,410
1,993	Arcturus Therapeutics Holdings, Inc.*	58,235
6,016	Arcus Biosciences, Inc.*	149,317
7,202	Arena Pharmaceuticals, Inc.*	440,114
9,346	Arrowhead Pharmaceuticals, Inc.*	678,520
5,407	Atara Biotherapeutics, Inc.*	73,319
1,217	Atea Pharmaceuticals, Inc.*	24,851
5,737	AtriCure, Inc.*	428,726
163	Atrion Corp.	101,223
2,566	Avanos Medical, Inc.*	102,897
1,697	Avenue Therapeutics, Inc.*	8,417
9,494	Avid Bioservices, Inc.*	202,032
2,236	Axonics, Inc.*	128,995
2,577	Axsome Therapeutics, Inc.*	156,450
1,958	Beam Therapeutics, Inc.*	153,174
16,451	BioCryst Pharmaceuticals, Inc.*	259,432
63,130	BioDelivery Sciences International, Inc.*	222,849

Shares	Description	Value

Common Stocks – (continued)
Health Care – (continued)
2,554	Biohaven Pharmaceutical Holding Co. Ltd.*	$ 222,198
2,845	BioLife Solutions, Inc.*	94,767
2,413	Bioxcel Therapeutics, Inc.*	79,701
6,730	Blueprint Medicines Corp.*	614,786
6,275	Bridgebio Pharma, Inc.*	371,480
41,307	Brookdale Senior Living, Inc.*	278,409
1,734	Cantel Medical Corp.*	141,026
4,520	Cara Therapeutics, Inc.*	61,427
11,312	Cardiovascular Systems, Inc.*	443,317
2,900	CareDx, Inc.*	233,160
1,614	Cassava Sciences, Inc.*(a)	87,027
3,267	Castle Biosciences, Inc.*	195,791
70,165	Catalyst Pharmaceuticals, Inc.*	388,012
5,732	CEL-SCI Corp.*(a)	123,295
17,467	Cerus Corp.*	101,134
2,759	ChemoCentryx, Inc.*	28,004
2,057	Cidara Therapeutics, Inc.*	4,155
3,847	Codexis, Inc.*	78,864
19,192	Co-Diagnostics, Inc.*(a)	154,879
21,122	Coherus Biosciences, Inc.*	277,966
24,811	Collegium Pharmaceutical, Inc.*	592,735
18,862	Community Health Systems, Inc.*	269,161
8,252	Computer Programs and Systems, Inc.	267,117
3,503	CONMED Corp.	482,328
2,874	Constellation Pharmaceuticals, Inc.*	56,934
46,402	Corcept Therapeutics, Inc.*	1,002,283
9,217	CorMedix, Inc.*	66,639
2,561	CorVel Corp.*	319,101
9,717	Covetrus, Inc.*	269,550
24,928	Cross Country Healthcare, Inc.*	390,123
3,931	CryoLife, Inc.*	113,252
2,041	CryoPort, Inc.*	114,133
12,150	Cutera, Inc.*	466,317
4,590	Cytokinetics, Inc.*	100,200
17,882	CytoSorbents Corp.*	144,665
5,953	Denali Therapeutics, Inc.*	378,551
1,415	DermTech, Inc.*	57,902
11,160	Dicerna Pharmaceuticals, Inc.*	363,816
88,222	Durect Corp.*	145,566
8,370	Dynavax Technologies Corp.*	68,634
7,508	Eagle Pharmaceuticals, Inc.*	297,467
2,962	Editas Medicine, Inc.*	100,560
1,318	Electromed, Inc.*	12,995

GOLDMAN SACHS ACTIVEBETA® U.S. SMALL CAP EQUITY ETF

Schedule of Investments (continued)

May 31, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Health Care – (continued)
10,968	Emergent BioSolutions, Inc.*	$ 665,209
3,212	Enanta Pharmaceuticals, Inc.*	156,296
80,963	Endo International PLC*	475,253
6,912	Ensign Group, Inc. (The)	575,078
31,513	Enzo Biochem, Inc.*	97,060
8,301	Evolent Health, Inc., Class A*	161,288
4,586	Fate Therapeutics, Inc.*	351,288
5,473	FibroGen, Inc.*	116,301
15,330	Flexion Therapeutics, Inc.*	128,312
38,493	Fluidigm Corp.*	223,259
4,554	FONAR Corp.*	82,427
2,084	Frequency Therapeutics, Inc.*	18,443
3,106	Fulgent Genetics, Inc.*(a)	230,061
2,550	Glaukos Corp.*	187,629
13,066	Halozyme Therapeutics, Inc.*	541,063
5,031	Hanger, Inc.*	129,951
16,182	Harrow Health, Inc.*	148,874
27,668	Harvard Bioscience, Inc.*	193,676
2,509	Health Catalyst, Inc.*	134,708
5,737	HealthEquity, Inc.*	476,859
3,769	HealthStream, Inc.*	98,672
7,063	Heron Therapeutics, Inc.*	93,726
1,254	Heska Corp.*	248,480
14,534	iCAD, Inc.*	239,084
1,259	IGM Biosciences, Inc.*	93,984
5,448	ImmunityBio, Inc.*	95,612
18,521	ImmunoGen, Inc.*	114,460
5,036	Immunovant, Inc.*	76,346
2,591	Inari Medical, Inc.*	225,287
10,503	InfuSystem Holdings, Inc.*	194,306
44,908	Innoviva, Inc.*	604,013
2,946	Inogen, Inc.*	182,092
5,602	Inovalon Holdings, Inc., Class A*	175,679
11,405	Inovio Pharmaceuticals, Inc.*(a)	86,108
5,904	Insmed, Inc.*	145,238
3,029	Inspire Medical Systems, Inc.*	588,535
4,784	Integer Holdings Corp.*	432,808
3,684	Intellia Therapeutics, Inc.*	276,079
23,507	Intersect ENT, Inc.*	414,899
2,387	Intra-Cellular Therapies, Inc.*	94,072
12,257	Invacare Corp.*	98,056
5,984	Invitae Corp.*	172,220
4,586	iRhythm Technologies, Inc.*	346,060

Shares	Description	Value

Common Stocks – (continued)
Health Care – (continued)
57,098	Ironwood Pharmaceuticals, Inc.*	$ 660,624
9,592	Joint Corp. (The)*	681,799
870	Karuna Therapeutics, Inc.*	97,283
3,862	Kiniksa Pharmaceuticals Ltd., Class A*	52,639
1,846	Kodiak Sciences, Inc.*	154,363
1,047	Krystal Biotech, Inc.*	68,306
4,247	Kura Oncology, Inc.*	94,496
22,741	Lannett Co., Inc.*	97,786
12,151	Lantheus Holdings, Inc.*	294,662
7,619	LeMaitre Vascular, Inc.	390,169
2,581	LENSAR, Inc.*	21,345
4,716	LHC Group, Inc.*	928,345
1,791	Ligand Pharmaceuticals, Inc.*	210,801
4,365	LivaNova PLC*	364,652
21,565	Luminex Corp.	795,533
2,806	MacroGenics, Inc.*	90,325
948	Madrigal Pharmaceuticals, Inc.*	106,460
5,114	Magellan Health, Inc.*	481,688
21,368	MannKind Corp.*	94,447
10,690	MEDNAX, Inc.*	341,866
5,198	Medpace Holdings, Inc.*	868,378
26,440	MEI Pharma, Inc.*	76,147
13,884	Meridian Bioscience, Inc.*	288,232
5,591	Merit Medical Systems, Inc.*	337,361
6,203	Mersana Therapeutics, Inc.*	88,827
632	Mesa Laboratories, Inc.	155,510
20,370	Milestone Scientific, Inc.*	42,370
12,228	Minerva Neurosciences, Inc.*	36,073
3,220	Mirati Therapeutics, Inc.*	509,243
1,793	Misonix, Inc.*	34,408
2,824	ModivCare, Inc.*	415,778
31,431	Myriad Genetics, Inc.*	900,498
5,940	NanoString Technologies, Inc.*	329,611
11,006	Natera, Inc.*	1,036,105
2,743	National HealthCare Corp.	200,815
5,859	National Research Corp.	280,236
11,593	Natus Medical, Inc.*	310,692
4,812	Neogen Corp.*	444,196
19,589	NeoGenomics, Inc.*	803,737
2,558	Neoleukin Therapeutics, Inc.*	25,657
3,873	Nevro Corp.*	583,661
26,092	NextGen Healthcare, Inc.*	428,431
4,280	Novavax, Inc.*	631,814

GOLDMAN SACHS ACTIVEBETA® U.S. SMALL CAP EQUITY ETF

Schedule of Investments (continued)

May 31, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Health Care – (continued)
8,473	NuVasive, Inc.*	$ 577,859
9,927	Nymox Pharmaceutical Corp.*(a)	15,089
7,231	Ocular Therapeutix, Inc.*	105,283
5,845	Omnicell, Inc.*	812,455
5,464	Ontrak, Inc.*(a)	165,996
66,283	OPKO Health, Inc.*	253,201
6,328	OptimizeRx Corp.*	310,831
6,791	Option Care Health, Inc.*	124,547
8,054	OraSure Technologies, Inc.*	77,399
5,304	Organogenesis Holdings, Inc.*	94,570
10,423	Orthofix Medical, Inc.*	424,216
25,976	Owens & Minor, Inc.	1,161,387
14,993	Pacific Biosciences of California, Inc.*	405,561
11,268	Pacira BioSciences, Inc.*	683,630
15,009	Patterson Cos., Inc.	488,393
19,504	PAVmed, Inc.*(a)	103,371
2,511	Pennant Group, Inc. (The)*	86,052
4,115	Personalis, Inc.*	92,546
2,317	PetIQ, Inc.*	95,229
14,483	Phibro Animal Health Corp., Class A	408,276
2,772	Phreesia, Inc.*	137,214
14,916	Pieris Pharmaceuticals, Inc.*(a)	51,311
12,796	Prestige Consumer Healthcare, Inc.*	638,137
2,195	Progyny, Inc.*	140,568
2,766	Protagonist Therapeutics, Inc.*	97,114
8,477	Provention Bio, Inc.*	64,510
5,342	PTC Therapeutics, Inc.*	209,780
22,182	Puma Biotechnology, Inc.*	234,020
1,700	Quanterix Corp.*	87,533
10,111	R1 RCM, Inc.*	234,070
32,858	Radius Health, Inc.*	633,831
15,540	RadNet, Inc.*	411,344
2,168	Relay Therapeutics, Inc.*	69,636
171	Relmada Therapeutics, Inc.*	5,915
2,837	Replimune Group, Inc.*	110,558
9,634	Retractable Technologies, Inc.*(a)	87,573
4,381	Revance Therapeutics, Inc.*	129,721
2,482	REVOLUTION Medicines, Inc.*	74,237
2,369	Rocket Pharmaceuticals, Inc.*	100,683
15,276	Sangamo Therapeutics, Inc.*	164,675
1,475	Scholar Rock Holding Corp.*	39,633
1,705	Schrodinger, Inc.*	119,657
9,074	SeaSpine Holdings Corp.*	184,928

Shares	Description	Value

Common Stocks – (continued)
Health Care – (continued)
15,746	Select Medical Holdings Corp.	$ 630,942
6,901	Seres Therapeutics, Inc.*	145,680
2,747	Sharps Compliance Corp.*	37,414
1,733	Shockwave Medical, Inc.*	311,767
3,138	SI-BONE, Inc.*	94,673
3,854	Silk Road Medical, Inc.*	187,227
3,408	Simulations Plus, Inc.	179,874
12,215	Sorrento Therapeutics, Inc.*(a)	91,857
1,810	SpringWorks Therapeutics, Inc.*	147,587
10,243	STAAR Surgical Co.*	1,495,785
30,976	Stereotaxis, Inc.*	248,428
23,911	Supernus Pharmaceuticals, Inc.*	713,743
9,042	Surgery Partners, Inc.*	529,228
3,932	Surmodics, Inc.*	208,593
3,616	Sutro Biopharma, Inc.*	67,294
8,040	Tactile Systems Technology, Inc.*	432,311
3,270	TCR2 Therapeutics, Inc.*	62,621
12,785	Tenet Healthcare Corp.*	855,444
5,012	TG Therapeutics, Inc.*	174,768
82,204	TherapeuticsMD, Inc.*	99,467
31,320	Tivity Health, Inc.*	820,584
9,296	Translate Bio, Inc.*	167,421
13,402	Travere Therapeutics, Inc.*	203,308
8,289	Triple-S Management Corp. (Puerto Rico)*	209,712
1,914	Turning Point Therapeutics, Inc.*	126,669
1,736	Twist Bioscience Corp.*	186,290
4,665	Ultragenyx Pharmaceutical, Inc.*	474,477
1,872	US Physical Therapy, Inc.	217,826
763	Utah Medical Products, Inc.	65,397
38,842	Vanda Pharmaceuticals, Inc.*	687,115
3,264	Vapotherm, Inc.*	64,562
7,183	Varex Imaging Corp.*	180,221
19,989	Vaxart, Inc.*(a)	132,327
30,668	VBI Vaccines, Inc.*	99,058
10,908	Veracyte, Inc.*	425,957
23,976	Vericel Corp.*	1,354,644
3,114	Vir Biotechnology, Inc.*	130,508
4,838	Vocera Communications, Inc.*	163,137
1,813	XBiotech, Inc.*	31,274
5,603	Xencor, Inc.*	215,491
18,732	Xeris Pharmaceuticals, Inc.*(a)	58,444
1,705	XOMA Corp.*(a)	50,246
2,814	Y-mAbs Therapeutics, Inc.*	100,826

GOLDMAN SACHS ACTIVEBETA® U.S. SMALL CAP EQUITY ETF

Schedule of Investments (continued)

May 31, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Health Care – (continued)
1,859	Zentalis Pharmaceuticals, Inc.*	$ 103,825
12,042	Zynex, Inc.*(a)	183,279

		66,778,972

Industrials – 16.6%
8,465	AAON, Inc.	560,806
8,815	ABM Industries, Inc.	439,780
19,737	ACCO Brands Corp.	179,804
7,480	Advanced Drainage Systems, Inc.	848,382
7,995	Aerojet Rocketdyne Holdings, Inc.	387,358
1,725	AeroVironment, Inc.*	189,112
4,254	Air Transport Services Group, Inc.*	105,669
2,217	Alamo Group, Inc.	341,817
3,029	Albany International Corp., Class A	270,641
1,009	Allegiant Travel Co.*	223,453
7,607	Allied Motion Technologies, Inc.	269,288
8,839	Alpha Pro Tech Ltd.*(a)	72,833
8,436	Altra Industrial Motion Corp.	554,161
3,364	Ameresco, Inc., Class A*	180,849
3,331	American Superconductor Corp.*	49,865
2,365	American Woodmark Corp.*	205,566
10,534	API Group Corp.*(b)	222,794
7,318	Apogee Enterprises, Inc.	278,157
9,580	Applied Industrial Technologies, Inc.	938,457
7,751	ArcBest Corp.	603,338
6,958	Arcosa, Inc.	441,833
8,661	ASGN, Inc.*	892,862
5,090	Astec Industries, Inc. (a)	348,818
7,126	Astronics Corp.*	120,857
10,626	Atkore, Inc.*	820,327
2,806	Atlas Air Worldwide Holdings, Inc.*	210,254
2,954	Avis Budget Group, Inc.*	259,420
3,611	AZZ, Inc.	193,152
5,172	Barnes Group, Inc.	276,288
1,835	Barrett Business Services, Inc.	136,652
8,642	Beacon Roofing Supply, Inc.*	489,483
6,701	BGSF, Inc.	79,541
7,026	Bloom Energy Corp., Class A*	169,818
9,057	Blue Bird Corp.*	236,931
13,137	Boise Cascade Co.	866,911
10,015	Brady Corp., Class A	573,158
6,563	BrightView Holdings, Inc.*	113,868
3,604	Brink’s Co. (The)	271,778

Shares	Description	Value

Common Stocks – (continued)
Industrials – (continued)
39,153	Builders FirstSource, Inc.*	$ 1,743,875
8,916	Caesarstone Ltd.	147,114
4,269	CAI International, Inc.	183,225
3,781	Casella Waste Systems, Inc., Class A*	254,953
10,148	CBIZ, Inc.*	337,015
4,046	Chart Industries, Inc.*	590,473
4,856	Cimpress PLC (Ireland)*	482,249
5,882	Columbus McKinnon Corp.	298,217
9,610	Comfort Systems USA, Inc.	796,669
31,960	CoreCivic, Inc.*	250,247
31,615	Cornerstone Building Brands, Inc.*	536,190
13,493	Costamare, Inc. (Monaco)	144,780
8,068	Covanta Holding Corp.	119,487
3,254	CRA International, Inc.	266,372
4,293	CSW Industrials, Inc.	522,973
11,730	Deluxe Corp.	534,419
2,375	Douglas Dynamics, Inc.	104,144
3,345	Ducommun, Inc.*	179,861
11,031	DXP Enterprises, Inc.*	340,748
2,858	Dycom Industries, Inc.*	214,121
3,897	Eastern Co. (The)	124,236
18,911	Echo Global Logistics, Inc.*	646,000
8,863	EMCOR Group, Inc.	1,117,713
2,748	Encore Wire Corp.	225,886
9,421	Energy Recovery, Inc.*	179,093
5,733	Enerpac Tool Group Corp.	157,084
5,448	EnerSys	513,420
5,213	Ennis, Inc.	109,264
3,144	EnPro Industries, Inc.	289,217
2,461	ESCO Technologies, Inc.	232,909
168	EVI Industries, Inc.*	5,052
10,248	Evoqua Water Technologies Corp.*	318,918
2,232	ExOne Co. (The)*	47,586
4,116	Exponent, Inc.	375,503
6,209	Federal Signal Corp.	263,758
3,708	Fluor Corp.*	68,598
4,331	Forrester Research, Inc.*	185,843
7,390	Forward Air Corp.	716,017
8,616	Franklin Covey Co.*	267,096
8,371	Franklin Electric Co., Inc.	702,243
21,129	FuelCell Energy, Inc.*	207,487
1,701	GATX Corp.	167,821
633	Gencor Industries, Inc.*	7,950

GOLDMAN SACHS ACTIVEBETA® U.S. SMALL CAP EQUITY ETF

Schedule of Investments (continued)

May 31, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Industrials – (continued)
4,828	Gibraltar Industries, Inc.*	$ 383,585
17,996	GMS, Inc.*	824,037
2,782	Gorman-Rupp Co. (The)	100,096
2,341	Granite Construction, Inc.	94,483
15,573	Great Lakes Dredge & Dock Corp.*	227,522
4,075	Greenbrier Cos., Inc. (The)	180,971
8,186	H&E Equipment Services, Inc.	306,156
9,494	HC2 Holdings, Inc.*	37,976
8,512	Healthcare Services Group, Inc.	255,275
2,856	Heidrick & Struggles International, Inc.	122,922
1,401	Herc Holdings, Inc.*	161,143
4,839	Heritage-Crystal Clean, Inc.*	149,041
13,953	Herman Miller, Inc.	666,953
10,071	Hillenbrand, Inc.	459,238
12,173	HNI Corp.	555,332
8,564	Hub Group, Inc., Class A*	597,853
3,414	Hurco Cos., Inc.	117,407
4,230	Huron Consulting Group, Inc.*	231,423
1,834	Hyster-Yale Materials Handling, Inc.	138,632
4,583	ICF International, Inc.	402,846
5,875	IES Holdings, Inc.*	311,728
6,368	Insperity, Inc.	587,066
16,511	Interface, Inc.	269,790
6,779	JELD-WEN Holding, Inc.*	189,880
4,295	John Bean Technologies Corp.	618,609
3,111	Kadant, Inc.	522,710
1,685	Kaman Corp.	90,687
6,070	KAR Auction Services, Inc.*	108,896
20,911	KBR, Inc.	851,914
11,839	Kelly Services, Inc., Class A*	303,907
7,376	Kennametal, Inc.	276,674
14,268	Kforce, Inc.	894,746
22,758	Kimball International, Inc., Class B	303,137
10,636	Knoll, Inc.	276,536
7,423	Korn Ferry	485,538
7,284	Kratos Defense & Security Solutions, Inc.*	182,173
6,361	L B Foster Co., Class A*	114,434
3,202	Lawson Products, Inc.*	193,721
932	Lindsay Corp.	153,435
18,532	LSI Industries, Inc.	172,348
1,164	Luxfer Holdings PLC (United Kingdom)	26,609
6,868	Lydall, Inc.*	249,858
3,916	ManTech International Corp., Class A	340,731

Shares	Description	Value

Common Stocks – (continued)
Industrials – (continued)
5,482	Marten Transport Ltd.	$ 93,523
3,470	Masonite International Corp.*	414,839
7,314	MasTec, Inc.*	850,838
1,966	Mastech Digital, Inc.*	30,984
12,061	Matrix Service Co.*	131,465
2,194	Matson, Inc.	141,842
3,898	Matthews International Corp., Class A	152,295
6,553	Maxar Technologies, Inc.	203,798
1,817	McGrath RentCorp	155,771
11,438	Meritor, Inc.*	297,388
6,215	Mesa Air Group, Inc.*	60,410
1,003	Miller Industries, Inc.	41,976
10,241	Mistras Group, Inc.*	106,609
3,225	Moog, Inc., Class A	290,895
19,969	MRC Global, Inc.*	214,467
7,799	Mueller Industries, Inc.	362,108
12,078	Mueller Water Products, Inc., Class A	174,769
3,529	MYR Group, Inc.*	307,164
307	National Presto Industries, Inc.	31,136
4,796	Navistar International Corp.*	212,127
3,907	Northwest Pipe Co.*	123,696
46,796	NOW, Inc.*	489,954
4,932	NV5 Global, Inc.*	450,440
2,097	Omega Flex, Inc.	308,364
19,551	Orion Energy Systems, Inc.*	125,322
902	PAM Transportation Services, Inc.*	52,352
1,454	Park Aerospace Corp.	22,421
2,935	Park-Ohio Holdings Corp.	108,272
6,479	Parsons Corp.*	256,633
14,872	PGT Innovations, Inc.*	359,308
9,200	Pitney Bowes, Inc.	77,096
28,914	Plug Power, Inc.*	887,660
3,855	Powell Industries, Inc.	132,458
2,180	Preformed Line Products Co.	162,236
5,852	Primoris Services Corp.	186,035
4,423	Proto Labs, Inc.*	395,372
24,022	Quad/Graphics, Inc.*	79,513
9,127	Quanex Building Products Corp.	243,052
28,280	Radiant Logistics, Inc.*	217,473
8,072	Raven Industries, Inc.	356,217
1,671	RBC Bearings, Inc.*	327,165
4,888	Red Violet, Inc.*(a)	107,438
9,623	Resideo Technologies, Inc.*	287,728

GOLDMAN SACHS ACTIVEBETA® U.S. SMALL CAP EQUITY ETF

Schedule of Investments (continued)

May 31, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Industrials – (continued)
18,056	Resources Connection, Inc.	$ 263,256
8,268	REV Group, Inc.*	154,777
11,502	Rexnord Corp.	574,755
9,033	Rush Enterprises, Inc., Class A	431,777
4,801	Rush Enterprises, Inc., Class B	208,171
2,606	Saia, Inc.*	599,797
9,638	Shyft Group, Inc. (The)	375,689
8,020	Simpson Manufacturing Co., Inc.	900,806
8,221	SiteOne Landscape Supply, Inc.*	1,414,341
4,982	SkyWest, Inc.*	244,267
5,303	SP Plus Corp.*	173,355
3,634	Spirit Airlines, Inc.*	129,770
5,784	SPX Corp.*	362,252
6,921	SPX FLOW, Inc.	474,988
1,695	Standex International Corp.	168,890
23,466	Steelcase, Inc., Class A	339,553
5,734	Sterling Construction Co., Inc.*	129,015
9,257	Sunrun, Inc.*	413,973
8,794	Systemax, Inc.	301,810
21,381	Team, Inc.*	181,739
5,558	Tennant Co.	459,869
4,965	Terex Corp.	260,017
5,852	Tetra Tech, Inc.	699,138
6,733	Textainer Group Holdings Ltd. (China)*	226,902
7,429	Titan Machinery, Inc.*	227,922
2,359	TPI Composites, Inc.*	113,940
5,030	Transcat, Inc.*	265,785
6,868	TriMas Corp.*	222,661
4,487	TriNet Group, Inc.*	338,051
7,151	Triton International Ltd. (Bermuda)	387,942
18,019	TrueBlue, Inc.*	488,855
12,116	Tutor Perini Corp.*	187,556
10,777	UFP Industries, Inc.	856,987
2,030	UniFirst Corp.	450,010
10,115	Upwork, Inc.*	476,113
4,858	Vectrus, Inc.*	247,855
8,800	Veritiv Corp.*	540,496
5,690	Vicor Corp.*	512,555
6,386	Vidler Water Resouces, Inc.*	67,053
11,340	Wabash National Corp.	180,873
5,448	Watts Water Technologies, Inc., Class A	740,383
5,054	Welbilt, Inc.*	124,884
6,586	Werner Enterprises, Inc.	316,062

Shares	Description	Value

Common Stocks – (continued)
Industrials – (continued)
5,242	WESCO International, Inc.*	$ 558,640
5,852	Willdan Group, Inc.*	212,779
112	Willis Lease Finance Corp.*	4,967
11,435	WillScot Mobile Mini Holdings Corp.*	331,615

		69,311,425

Information Technology – 14.1%
15,172	3D Systems Corp.*	446,208
17,601	8x8, Inc.*	414,504
37,481	A10 Networks, Inc.*	364,690
11,530	ACI Worldwide, Inc.*	441,138
12,676	ADTRAN, Inc.	251,112
4,919	Advanced Energy Industries, Inc.	501,787
7,666	Agilysys, Inc.*	389,356
6,219	Akoustis Technologies, Inc.*(a)	59,578
7,091	Alarm.com Holdings, Inc.*	580,611
2,986	Alpha & Omega Semiconductor Ltd.*	96,179
6,999	Altair Engineering, Inc., Class A*	471,523
3,796	Ambarella, Inc.*	381,042
8,548	American Software, Inc., Class A	171,986
27,881	Amkor Technology, Inc.	588,289
3,670	Appfolio, Inc., Class A*	495,046
6,112	Appian Corp.*	553,014
10,268	Arlo Technologies, Inc.*	68,898
5,578	Atomera, Inc.*(a)	97,894
19,882	Avaya Holdings Corp.*	570,216
21,010	Avid Technology, Inc.*	648,789
8,240	Axcelis Technologies, Inc.*	341,466
7,953	AXT, Inc.*	80,962
5,681	Badger Meter, Inc.	542,933
74	Bel Fuse, Inc., Class B	1,219
4,275	Belden, Inc.	216,315
7,865	Benchmark Electronics, Inc.	243,422
8,615	Benefitfocus, Inc.*	127,416
4,572	Blackbaud, Inc.*	323,195
3,388	Blackline, Inc.*	352,250
1,069	BM Technologies Inc.*(c)	10,708
4,209	Bottomline Technologies DE, Inc.*	157,332
22,538	Box, Inc., Class A*	525,361
21,912	Brightcove, Inc.*	317,724
5,887	Brooks Automation, Inc.	601,004
16,917	Calix, Inc.*	749,592
2,479	Cambium Networks Corp.*	143,063

GOLDMAN SACHS ACTIVEBETA® U.S. SMALL CAP EQUITY ETF

Schedule of Investments (continued)

May 31, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Information Technology – (continued)
6,442	Cardtronics PLC, Class A*	$ 250,787
2,090	Cass Information Systems, Inc.	95,367
3,603	Cerence, Inc.*	342,753
4,029	CEVA, Inc.*	180,781
18,803	ChannelAdvisor Corp.*	446,195
8,073	Clearfield, Inc.*	305,321
19,029	Cloudera, Inc.*	244,713
2,685	CMC Materials, Inc.	414,376
9,279	Cognyte Software Ltd. (Israel)*	238,841
8,091	Cohu, Inc.*	301,147
8,639	CommVault Systems, Inc.*	658,033
3,795	Comtech Telecommunications Corp.	95,976
41,166	Conduent, Inc.*	312,038
7,054	Cornerstone OnDemand, Inc.*	310,164
4,812	Corsair Gaming, Inc.*(a)	150,231
7,669	CSG Systems International, Inc.	337,743
4,687	CTS Corp.	179,278
5,142	CyberOptics Corp.*	153,232
24,324	Daktronics, Inc.*	164,430
12,837	Diebold Nixdorf, Inc.*	173,813
10,494	Digi International, Inc.*	198,966
14,547	Digital Turbine, Inc.*	962,575
9,497	Diodes, Inc.*	718,638
6,278	Domo, Inc., Class B*	417,487
5,930	DSP Group, Inc.*	93,220
7,353	Ebix, Inc.	201,472
13,511	eGain Corp.*	135,650
4,308	Envestnet, Inc.*	310,047
3,004	ePlus, Inc.*	284,088
9,483	EVERTEC, Inc. (Puerto Rico)	412,795
4,773	ExlService Holdings, Inc.*	486,751
52,707	Extreme Networks, Inc.*	602,968
5,193	Fabrinet (Thailand)*	465,760
3,937	FARO Technologies, Inc.*	297,834
13,736	FormFactor, Inc.*	484,194
15,428	Genasys, Inc.*	84,083
15,492	Hackett Group, Inc. (The)	275,912
17,844	Harmonic, Inc.*	124,373
2,970	I3 Verticals, Inc., Class A*	92,278
6,974	Ichor Holdings Ltd.*	392,357
8,443	II-VI, Inc.*	568,805
9,051	Immersion Corp.*	77,386
8,194	Impinj, Inc.*	426,498

Shares	Description	Value

Common Stocks – (continued)
Information Technology – (continued)
13,231	Infinera Corp.*	$ 127,018
16,730	Information Services Group, Inc.*	98,038
17,221	Inseego Corp.*(a)	148,101
5,933	Insight Enterprises, Inc.*	619,880
11,975	Intellicheck, Inc.*	89,812
3,410	Intelligent Systems Corp.*(a)	111,405
2,090	InterDigital, Inc.	168,830
18,192	Iteris, Inc.*	134,075
4,386	Itron, Inc.*	418,205
6,684	J2 Global, Inc.*	832,358
9,195	Kimball Electronics, Inc.*	205,784
10,234	Knowles Corp.*	210,206
11,931	KVH Industries, Inc.*	170,494
25,598	Lattice Semiconductor Corp.*	1,358,486
35,707	Limelight Networks, Inc.*	110,692
11,924	LivePerson, Inc.*	655,224
3,874	LiveRamp Holdings, Inc.*	194,630
21,147	Luna Innovations, Inc.*	214,642
3,946	MACOM Technology Solutions Holdings, Inc.*	233,603
2,128	Maxeon Solar Technologies Ltd.*	33,239
10,758	Maximus, Inc.	996,944
7,626	MaxLinear, Inc.*	289,940
5,992	Methode Electronics, Inc.	289,893
954	MicroStrategy, Inc., Class A*	448,380
6,919	Mimecast Ltd.*	345,881
20,797	Mitek Systems, Inc.*	352,717
7,942	Model N, Inc.*	283,291
8,416	Napco Security Technologies, Inc.*	273,857
34,028	NeoPhotonics Corp.*	347,426
4,391	NETGEAR, Inc.*	170,722
12,735	NetScout Systems, Inc.*	374,409
3,666	nLight, Inc.*	107,487
4,649	Novanta, Inc.*	646,071
722	NVE Corp.	50,439
10,427	OneSpan, Inc.*	272,666
8,970	Onto Innovation, Inc.*	643,777
2,736	OSI Systems, Inc.*	263,641
2,974	PAR Technology Corp.*	199,139
7,968	PC Connection, Inc.	388,759
12,798	PCTEL, Inc.*	84,339
1,775	PDF Solutions, Inc.*	30,956
9,458	Perficient, Inc.*	677,098

GOLDMAN SACHS ACTIVEBETA® U.S. SMALL CAP EQUITY ETF

Schedule of Investments (continued)

May 31, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Information Technology – (continued)
8,790	PFSweb, Inc.*	$ 66,189
19,058	Photronics, Inc.*	258,045
3,675	Ping Identity Holding Corp.*	88,604
28,343	Pixelworks, Inc.*	98,917
5,854	Plantronics, Inc.*	192,011
4,429	Plexus Corp.*	437,629
7,738	Power Integrations, Inc.	635,986
8,902	Progress Software Corp.	396,762
3,939	PROS Holdings, Inc.*	174,773
4,506	Q2 Holdings, Inc.*	427,755
3,995	QAD, Inc., Class A	285,483
4,898	Qualys, Inc.*	473,539
21,251	Quantum Corp.*	159,595
3,681	Rackspace Technology, Inc.*	74,283
25,566	Rambus, Inc.*	500,071
5,805	Rapid7, Inc.*	485,588
4,558	Repay Holdings Corp.*	103,512
17,479	Resonant, Inc.*(a)	56,982
31,499	Ribbon Communications, Inc.*	234,353
1,215	Rogers Corp.*	227,630
5,588	Sailpoint Technologies Holdings, Inc.*	260,010
10,391	Sanmina Corp.*	437,565
2,827	Sapiens International Corp. NV (Israel)	81,163
6,311	ScanSource, Inc.*	192,675
6,261	SecureWorks Corp., Class A*	88,155
8,260	Semtech Corp.*	520,380
44,042	ServiceSource International, Inc.*	54,612
3,736	ShotSpotter, Inc.*	152,093
4,804	Silicon Laboratories, Inc.*	656,034
3,363	SiTime Corp.*	330,684
10,114	SMART Global Holdings, Inc.*	479,404
23,152	Smith Micro Software, Inc.*	124,789
2,971	Sprout Social, Inc., Class A*	206,247
5,711	SPS Commerce, Inc.*	536,034
4,286	SunPower Corp.*	100,250
5,895	Super Micro Computer, Inc.*	204,792
13,082	SVMK, Inc.*	254,445
14,054	Sykes Enterprises, Inc.*	589,144
9,076	Synaptics, Inc.*	1,146,571
7,836	Tenable Holdings, Inc.*	327,545
5,582	TTEC Holdings, Inc.	605,145
18,670	TTM Technologies, Inc.*	282,850
1,346	Tucows, Inc., Class A*	105,123

Shares	Description	Value

Common Stocks – (continued)
Information Technology – (continued)
8,889	Turtle Beach Corp.*	$ 294,226
11,449	Ultra Clean Holdings, Inc.*	644,922
3,328	Unisys Corp.*	85,563
2,094	Upland Software, Inc.*	85,833
19,225	Varonis Systems, Inc.*	928,567
3,905	Veeco Instruments, Inc.*	93,017
9,279	Verint Systems, Inc.*	427,855
5,155	Veritone, Inc.*	98,821
10,636	Verra Mobility Corp.*	151,563
27,523	Viavi Solutions, Inc.*	482,478
16,029	VirnetX Holding Corp.*(a)	73,413
17,945	Vishay Intertechnology, Inc.	431,936
5,670	Vishay Precision Group, Inc.*	184,842
58,900	Vonage Holdings Corp.*	811,642
5,505	Workiva, Inc.*	522,424
22,039	Xperi Holding Corp.	472,075
15,876	Yext, Inc.*	229,726
11,326	Zix Corp.*	78,942
11,916	Zuora, Inc., Class A*	184,340

		58,863,334

Materials – 4.1%
12,369	AgroFresh Solutions, Inc.*	27,335
12,191	Alcoa Corp.*	483,617
12,707	Allegheny Technologies, Inc.*	311,194
10,537	American Vanguard Corp.	193,775
37,886	Amyris, Inc.*	539,118
6,294	Arconic Corp.*	227,654
12,160	Avient Corp.	632,077
3,107	Balchem Corp.	407,017
6,479	Caledonia Mining Corp. PLC (South Africa)	95,371
4,889	Carpenter Technology Corp.	234,281
4,773	Century Aluminum Co.*	64,961
3,670	Chase Corp.	389,020
3,462	Clearwater Paper Corp.*	98,771
22,839	Cleveland-Cliffs, Inc.*	459,521
11,048	Coeur Mining, Inc.*	114,899
19,590	Commercial Metals Co.	616,497
2,125	Compass Minerals International, Inc.	148,537
4,634	Domtar Corp.*	251,302
6,912	Ferro Corp.*	149,299
6,450	Forterra, Inc.*	150,801
8,262	FutureFuel Corp.	84,851

GOLDMAN SACHS ACTIVEBETA® U.S. SMALL CAP EQUITY ETF

Schedule of Investments (continued)

May 31, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Materials – (continued)
13,120	GCP Applied Technologies, Inc.*	$ 319,866
7,953	Glatfelter Corp.	117,386
2,735	Greif, Inc., Class A	168,777
6,234	HB Fuller Co.	430,894
27,601	Hecla Mining Co.	248,409
5,175	Ingevity Corp.*	425,954
5,056	Innospec, Inc.	511,212
1,952	Kaiser Aluminum Corp.	252,569
3,594	Koppers Holdings, Inc.*	124,604
7,261	Kraton Corp.*	246,511
3,837	Kronos Worldwide, Inc.	62,313
8,256	Livent Corp.*	161,075
15,698	Louisiana-Pacific Corp.	1,055,063
12,309	Marrone Bio Innovations, Inc.*	17,233
5,449	Materion Corp.	429,654
4,444	Minerals Technologies, Inc.	386,628
19,380	Myers Industries, Inc.	426,941
1,804	Neenah, Inc.	95,486
14,947	Novagold Resources, Inc. (Canada)*	153,356
9,225	O-I Glass, Inc.*	170,017
6,604	Olympic Steel, Inc.	236,093
17,271	Orion Engineered Carbons SA (Germany)*	349,565
832	Quaker Chemical Corp.	201,802
11,570	Ryerson Holding Corp.*	191,599
10,290	Schnitzer Steel Industries, Inc., Class A	560,599
4,644	Schweitzer-Mauduit International, Inc.	189,986
5,336	Sensient Technologies Corp.	462,898
3,838	Stepan Co.	516,825
10,879	Summit Materials, Inc., Class A*	378,807
23,110	SunCoke Energy, Inc.	174,018
2,478	Tredegar Corp.	37,765
3,937	Trinseo SA	255,669
14,441	Tronox Holdings PLC, Class A	339,075
4,942	UFP Technologies, Inc.*	269,042
1,448	United States Lime & Minerals, Inc.	201,489
11,762	United States Steel Corp.	304,989
5,114	US Concrete, Inc.*	291,447
6,238	Verso Corp., Class A	106,108
9,854	Warrior Met Coal, Inc.	180,328
4,949	Worthington Industries, Inc.	328,465

		17,060,415

Shares	Description	Value

Common Stocks – (continued)
Real Estate – 5.7%
5,355	Acadia Realty Trust REIT	$ 116,203
5,657	Agree Realty Corp. REIT	397,574
17,646	Alexander & Baldwin, Inc. REIT	338,980
389	Alexander’s, Inc. REIT	105,481
1,810	Alpine, Inc.ome Property Trust, Inc. REIT	32,996
5,939	American Assets Trust, Inc. REIT	217,070
6,457	BRT Apartments Corp. REIT	115,774
12,085	CareTrust REIT, Inc. REIT	281,339
1,870	Centerspace REIT	133,125
11,875	Chatham Lodging Trust REIT*	156,394
14,548	Colony Capital, Inc. REIT*	99,945
5,843	Columbia Property Trust, Inc. REIT	102,194
4,367	Community Healthcare Trust, Inc. REIT	206,472
5,414	CorEnergy Infrastructure Trust, Inc. REIT	32,971
27,479	CorePoint Lodging, Inc. REIT*	288,255
2,695	CTO Realty Growth, Inc. REIT	142,350
15,013	Cushman & Wakefield PLC*	285,397
20,376	DiamondRock Hospitality Co. REIT*	197,240
43,814	Diversified Healthcare Trust REIT	159,045
8,470	Easterly Government Properties, Inc. REIT	175,583
4,259	EastGroup Properties, Inc. REIT	673,263
8,341	Essential Properties Realty Trust, Inc. REIT	213,530
27,265	eXp World Holdings, Inc.*	879,569
8,048	Forestar Group, Inc.*	185,184
11,108	Four Corners Property Trust, Inc. REIT	308,358
23,218	Franklin Street Properties Corp. REIT	119,340
2,719	FRP Holdings, Inc.*	155,880
33,192	GEO Group, Inc. (The) REIT	172,266
6,182	Getty Realty Corp. REIT	192,446
8,271	Gladstone Commercial Corp. REIT	179,233
4,462	Gladstone Land Corp. REIT	103,206
6,951	Global Medical REIT, Inc. REIT	100,094
8,734	Global Net Lease, Inc. REIT	170,662
15,550	Healthcare Realty Trust, Inc. REIT	471,787
24,615	Hersha Hospitality Trust REIT*	264,611
16,081	Independence Realty Trust, Inc. REIT	274,663
9,558	Industrial Logistics Properties Trust REIT	239,523
2,008	Innovative Industrial Properties, Inc. REIT	361,902
14,114	iStar, Inc. REIT	237,256
12,955	Kennedy-Wilson Holdings, Inc.	257,027
15,130	Kite Realty Group Trust REIT	320,756
27,656	Lexington Realty Trust REIT	342,381
5,193	LTC Properties, Inc. REIT	203,462

GOLDMAN SACHS ACTIVEBETA® U.S. SMALL CAP EQUITY ETF

Schedule of Investments (continued)

May 31, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Real Estate – (continued)
17,398	Mack-Cali Realty Corp. REIT	$ 296,984
16,842	Marcus & Millichap, Inc.*	661,891
1,077	Maui Land & Pineapple Co., Inc.*	11,481
12,478	Monmouth Real Estate Investment Corp. REIT	235,086
4,939	National Health Investors, Inc. REIT	325,529
12,978	National Storage Affiliates Trust REIT	598,286
27,669	New Senior Investment Group, Inc. REIT	183,445
23,231	Newmark Group, Inc., Class A	299,680
5,104	NexPoint Residential Trust, Inc. REIT	264,591
6,850	Office Properties Income Trust REIT	200,225
1,938	One Liberty Properties, Inc. REIT	49,516
11,422	Pebblebrook Hotel Trust REIT	255,282
22,716	Physicians Realty Trust REIT	411,841
19,869	Piedmont Office Realty Trust, Inc., Class A REIT	367,378
11,243	PotlatchDeltic Corp. REIT	676,829
14,339	Preferred Apartment Communities, Inc., Class A REIT	140,666
2,880	PS Business Parks, Inc. REIT	446,285
6,463	QTS Realty Trust, Inc., Class A REIT	409,625
10,756	RE/MAX Holdings, Inc., Class A	376,568
49,293	Realogy Holdings Corp.*	872,979
20,744	Redfin Corp.*	1,224,518
14,578	Retail Opportunity Investments Corp. REIT	260,363
12,123	Retail Properties of America, Inc., Class A REIT	146,082
7,897	Retail Value, Inc. REIT	138,671
14,175	RLJ Lodging Trust REIT	217,870
8,044	RMR Group, Inc. (The), Class A	314,681
17,434	RPT Realty REIT	222,283
3,132	Ryman Hospitality Properties, Inc. REIT*	234,618
25,659	Sabra Health Care REIT, Inc. REIT	448,263
1,258	Safehold, Inc. REIT	88,186
222	Saul Centers, Inc. REIT	9,868
20,745	Service Properties Trust REIT	260,557
10,576	SITE Centers Corp. REIT	158,323
4,266	St Joe Co. (The)	199,521
15,912	STAG Industrial, Inc. REIT	568,218
10,545	Summit Hotel Properties, Inc. REIT*	101,337
16,714	Sunstone Hotel Investors, Inc. REIT*	209,928
15,855	Tanger Factory Outlet Centers, Inc. REIT	277,938
7,374	Terreno Realty Corp. REIT	469,134
7,942	UMH Properties, Inc. REIT	168,450

Shares	Description	Value

Common Stocks – (continued)
Real Estate – (continued)
31,602	Uniti Group, Inc. REIT	$ 343,198
2,181	Universal Health Realty Income Trust REIT	150,925
8,919	Urban Edge Properties REIT	172,583
7,547	Washington Real Estate Investment Trust REIT	178,487
7,036	Xenia Hotels & Resorts, Inc. REIT*	136,569

		23,795,525

Utilities – 2.9%
8,267	ALLETE, Inc.	569,514
7,919	American States Water Co.	628,531
1,730	Artesian Resources Corp., Class A	71,345
9,818	Avista Corp.	445,050
8,856	Black Hills Corp.	582,636
6,606	Brookfield Infrastructure Corp., Class A (Canada)	472,857
10,614	Brookfield Renewable Corp., Class A (a)	453,430
6,463	California Water Service Group	367,357
3,295	Chesapeake Utilities Corp.	377,475
21,133	Clearway Energy, Inc., Class A	531,072
24,611	Clearway Energy, Inc., Class C	660,313
10,481	Consolidated Water Co. Ltd. (Cayman Islands)	129,021
8,650	Genie Energy Ltd., Class B	52,765
5,332	MGE Energy, Inc.	400,007
2,229	Middlesex Water Co.	191,605
11,973	New Jersey Resources Corp.	511,487
3,921	Northwest Natural Holding Co.	207,342
7,810	NorthWestern Corp.	494,763
7,573	ONE Gas, Inc.	562,825
7,361	Ormat Technologies, Inc.	508,277
7,007	Otter Tail Corp.	336,126
12,687	PNM Resources, Inc.	623,185
14,049	Portland General Electric Co.	673,509
14,034	Pure Cycle Corp.*	198,441
3,987	RGC Resources, Inc.	91,223
3,842	SJW Group	247,617
10,398	South Jersey Industries, Inc.	277,211
7,627	Southwest Gas Holdings, Inc.	503,458
8,663	Spark Energy, Inc., Class A	90,009
6,672	Spire, Inc.	478,116
4,796	Sunnova Energy International, Inc.*	140,043
3,730	Unitil Corp.	204,591

GOLDMAN SACHS ACTIVEBETA® U.S. SMALL CAP EQUITY ETF

Schedule of Investments (continued)

May 31, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Utilities – (continued)
3,544	York Water Co. (The)	$ 178,370

		12,259,571

TOTAL COMMON STOCKS (Cost $319,641,714)		$411,981,059

Units	Description	Value

Right – 0.0%
Financials – 0.0%
153	NewStar Financial, Inc. CVR*(d)
(Cost $13)		$ 0

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $319,641,727)		$411,981,059

Shares	Dividend Rate	Value

Securities Lending Reinvestment Vehicle – 1.0%(e)
Goldman Sachs Financial Square Government Fund – Institutional Shares
4,255,914	0.026%	$ 4,255,914
(Cost $4,255,914)

TOTAL INVESTMENTS – 99.9% (Cost $323,897,641)		$416,236,973

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.1%		323,361

NET ASSETS – 100.0%		$416,560,334

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is on loan.

(b)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(c)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on sale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered and the registration statement is effective. Disposal of these securities may involve time consuming negotiations and prompt sale at an acceptable price may be difficult. Total market value of restricted securities amounts to $10,708, which represents approximately 0.0% of net assets as of May 31, 2021. See additional details below:

Security	Date(s) of Purchase	Cost
BM Technologies Inc.	12/17/20	$13,363

(d)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.

(e)	Represents an affiliated issuer.

Investment Abbreviations:
CVR	— Contingent Value Right
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust

GOLDMAN SACHS ACTIVEBETA® U.S. SMALL CAP EQUITY ETF

Schedule of Investments (continued)

May 31, 2021 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At May 31, 2021, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

E-mini Russell 2000 Index	26	06/18/21	$2,932,663	$16,517

GOLDMAN SACHS ACTIVEBETA® ETFS

Schedule of Investments (continued)

May 31, 2021 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

Investments and Fair Value Measurements — U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

A. Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities will be valued at the valid closing bid price for long positions and at the valid closing ask price for short positions (i.e. where there is sufficient volume, during normal exchange trading hours). If no valid bid/ask price is available, the equity security will be valued pursuant to the Valuation Procedures approved by the Trustees and consistent with applicable regulatory guidance. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. Certain equity securities containing unique attributes may be classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price for long positions or the last ask price for short positions, and are generally classified as Level 2.

GOLDMAN SACHS ACTIVEBETA® ETFS

Schedule of Investments (continued)

May 31, 2021 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Underlying Funds (including Money Market Funds) — Underlying funds (“Underlying Funds”) include other investment companies and ETFs. Investments in the Underlying Funds (except ETFs) are valued at the NAV per share on the day of valuation. ETFs are valued daily at the last sale price or official closing price on the principal exchange or system on which the investment is traded. Because the Funds invest in Underlying Funds that fluctuate in value, the Funds’ shares will correspondingly fluctuate in value. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. A Fund enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Fund and cash collateral received, if any, is reported separately on the Statements of Assets and Liabilities as receivables/payables for collateral on certain derivatives contracts. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments.

Exchange-traded derivatives, including futures and options contracts, are generally valued at the last sale or settlement price on the exchange where they are principally traded. Exchange-traded options without settlement prices are generally valued at the last bid price for long positions and the last ask price for short positions on the exchange where they are principally traded. Exchange-traded derivatives typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security. Upon entering into a futures contract, a Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by a Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.

B. Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.

GOLDMAN SACHS ACTIVEBETA® ETFS

Schedule of Investments (continued)

May 31, 2021 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

C. Fair Value Hierarchy — The following is a summary of the Funds’ investments classified in the fair value hierarchy as of May 31, 2021:

ACTIVEBETA® EMERGING MARKETS EQUITY ETF

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Africa	$57,041,519	$—	$—
Asia	1,166,311,984	43,264,683	—
Europe	17,253,371	—	—
North America	39,053,230	—	—
South America	61,588,336	14,291,425	—
Securities Lending Reinvestment Vehicle	7,644,093	—	—

Total	$1,348,892,533	$57,556,108	$—

ACTIVEBETA® EUROPE EQUITY ETF

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Africa	$49,961	$—	$—
Asia	183,579	—	—
Europe	19,257,166	268,515	—
North America	398,887	—	—
Oceania	261,752	—	—
South America	49,922	—	—
Securities Lending Reinvestment Vehicle	687,858	—	—

Total	$20,889,125	$268,515	$—

Derivative Type

Assets(b)
Futures Contracts	$2,107	$—	$—

GOLDMAN SACHS ACTIVEBETA® ETFS

Schedule of Investments (continued)

May 31, 2021 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

ACTIVEBETA® INTERNATIONAL EQUITY ETF

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Africa	$5,680,003	$—	$—
Asia	623,406,288	—	—
Europe	1,388,575,790	18,228,593	—
North America	288,995,639	2,095,097	—
Oceania	166,634,273	—	—
South America	4,517,702	—	—
Securities Lending Reinvestment Vehicle	83,761,489	—	—

Total	$2,561,571,184	$20,323,690	$—

ACTIVEBETA® JAPAN EQUITY ETF

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Asia	$22,445,860	$—	$—
Securities Lending Reinvestment Vehicle	497,415	—	—

Total	$22,943,275	$—	$—

Derivative Type

Liabilities(c)
Futures Contracts	$(1,119)	$—	$—

ACTIVEBETA® U.S. LARGE CAP EQUITY ETF

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Europe	$23,607,545	$—	$—
North America	12,350,116,531	—	—
Securities Lending Reinvestment Vehicle	15,282,437	—	—

Total	$12,389,006,513	$—	$—

GOLDMAN SACHS ACTIVEBETA® ETFS

Schedule of Investments (continued)

May 31, 2021 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

ACTIVEBETA® U.S. SMALL CAP EQUITY ETF

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Africa	$170,031	$—	$—
Asia	1,012,667	—	—
Europe	1,499,045	—	—
North America	408,916,794	10,708	—
South America	371,814	—	—
Securities Lending Reinvestment Vehicle	4,255,914	—	—

Total	$416,226,265	$10,708	$—

Derivative Type

Assets(b)
Futures Contracts	$16,517	$—	$—

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile noted in table. The Fund utilizes fair value model prices provided by an independent third-party (fair value) service for certain international equity securities resulting in a Level 2 classification.
(b)	Amount shown represents unrealized gain at fiscal year end.
(c)	Amount shown represents unrealized loss at period end.

For further information regarding security characteristics, see the Schedules of Investments.

D. Securities Lending — The Funds may lend their securities through a securities lending agent, the Bank of New York Mellon (“BNYM”), to certain qualified borrowers. In accordance with the Funds’ securities lending procedures, the Funds receive cash collateral at least equal to the market value of the securities on loan. The market value of the loaned securities is determined at the close of business of the Funds, at their last sale price or official closing price on the principal exchange or system on which they are traded, and any additional required collateral is delivered to the Funds on the next business day. As with other extensions of credit, the Funds may experience delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the Funds or become insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Dividend income received from securities on loan may not be subject to withholding taxes and therefore withholding taxes paid may differ from the amounts listed in the Statements of Operations. Loans of securities are terminable at any time and as such 1) the remaining contractual maturities of the outstanding securities lending transactions are considered to be overnight and continuous and 2) the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

The ActiveBeta® Emerging Markets Equity, ActiveBeta® Europe Equity, ActiveBeta® International Equity, ActiveBeta® Japan Equity, ActiveBeta® U.S. Large Cap Equity, and ActiveBeta® U.S. Small Cap Equity Funds invest the cash collateral received in connection with securities lending transactions in the Goldman Sachs Financial Square Government Fund (“Government Money Market Fund”), an affiliated series of the Goldman Sachs Trust. The Government Money Market Fund is registered under the Act as an open end investment company, is subject to Rule 2a-7 under the Act, and is managed by GSAM, for which GSAM may receive a management fee of up to 0.16% on an annualized basis of the average daily net assets of the Government Money Market Fund.

GOLDMAN SACHS ACTIVEBETA® ETFS

Schedule of Investments (continued)

May 31, 2021 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

In the event of a default by a borrower with respect to any loan, BNYM may exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If BNYM is unable to purchase replacement securities, BNYM will indemnify the Funds by paying the Funds an amount equal to the market value of the securities loaned minus the value of cash collateral received from the borrower for the loan, subject to an exclusion for any shortfalls resulting from a loss of value in such cash collateral due to reinvestment risk. The Funds’ master netting agreements with certain borrowers provide the right, in the event of a default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate net exposure to the defaulting party or request additional collateral. However, in the event of a default by a borrower, a resolution authority could determine that such rights are not enforceable due to the restrictions or prohibitions against the right of set-off that may be imposed in accordance with a particular jurisdiction’s bankruptcy or insolvency laws. The Funds’ loaned securities were all subject to enforceable Securities Lending Agreements and the value of the collateral was at least equal to the value of the cash received. Both the Funds and BNYM received compensation relating to the lending of the Funds’ securities.

The Funds’ risks include, but are not limited to, the following:

Derivatives Risk — The Funds’ use of derivatives may result in loss. Derivative instruments, which may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other instruments, may be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying instruments may produce disproportionate losses to the Funds. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. Losses from derivatives can also result from a lack of correlation between changes in the value of derivative instruments and the portfolio assets (if any) being hedged.

Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information and less economic, political and social stability in the countries in which a Fund invests. The imposition of exchange controls (including repatriation restrictions), confiscation of assets and property, trade restrictions (including tariffs) and other government restrictions by the U.S. or other governments, or problems with registration, settlement or custody, may also result in losses. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which a Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that a Fund also invests in securities of issuers located in emerging markets, these risks may be more pronounced.

Foreign Custody Risk — If a Fund invests in foreign securities, the Fund may hold such securities and cash with foreign banks, agents, and securities depositories appointed by the Fund’s custodian (each a “Foreign Custodian”). Some foreign custodians may be recently organized or new to the foreign custody business. In some countries, Foreign Custodians may be subject to little or no regulatory oversight over, or independent evaluation of, their operations. Further, the laws of certain countries may place limitations on a Fund’s ability to recover its assets if a Foreign Custodian enters bankruptcy. Investments in emerging markets may be subject to even greater custody risks than investments in more developed markets. Custody services in emerging market countries are very often undeveloped and may be considerably less well regulated than in more developed countries, and thus may not afford the same level of investor protection as would apply in developed countries.

GOLDMAN SACHS ACTIVEBETA® ETFS

Schedule of Investments (continued)

May 31, 2021 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Index Risk — GSAM (the “Index Provider”) constructs each Fund’s Index in accordance with a rules-based methodology. A Fund will be negatively affected by general declines in the securities and asset classes represented in its Index. In addition, because the Funds are not “actively” managed, unless a specific security is removed from an Index, a Fund generally would not sell a security because the security’s issuer was in financial trouble. Market disruptions and regulatory restrictions could have an adverse effect on a Fund’s ability to adjust its exposure to the required levels in order to track the Index. A Fund also does not attempt to take defensive positions under any market conditions, including declining markets. Therefore, a Fund’s performance could be lower than funds that may actively shift their portfolio assets to take advantage of market opportunities or to lessen the impact of a market decline or a decline in the value of one or more issuers. The Index Provider relies on third party data it believes to be reliable in constructing each Index, but it does not guarantee the accuracy or availability of such third party data. Errors in index data, index computation or the construction of an Index in accordance with its methodology may occur from time to time and may not be identified and corrected by the Index Provider for a period of time or at all, which may have an adverse impact on the applicable Fund and its shareholders. In addition, neither a Fund, the Investment Adviser, the Calculation Agent nor the Index Provider can guarantee the availability or timeliness of the production of the Index. Furthermore, the index providers for the reference indices upon which the Funds’ Indeces are based may delay or change a scheduled rebalancing or reconstitution of an index or the implementation of certain rules at their sole discretion. In such circumstances, a Fund, in replicating the composition of an index, may have more or less exposure to a particular sector or individual company than had the index been constructed in accordance with its stated methodology.

Investments in Other Investment Companies Risk — As a shareholder of another investment company, including an ETF, a Fund will indirectly bear its proportionate share of any net management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund. ETFs are subject to risks that do not apply to conventional mutual funds, including but not limited to the following: (i) the market price of the ETF’s shares may trade at a premium or a discount to their NAV; and (ii) an active trading market for an ETF’s shares may not develop or be maintained.

Market and Credit Risks — In the normal course of business, a Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which a Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, acts of terrorism, social unrest, natural disasters, the spread of infectious illness or other public health threats could also significantly impact a Fund and its investments. Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

Market Trading Risk — Each Fund faces numerous market trading risks, including disruptions to creations and redemptions, the existence of extreme market volatility or potential lack of an active trading market for Shares. If a shareholder purchases Shares at a time when the market price is at a premium to the NAV or sells Shares at a time when the market price is at a discount to the NAV, the shareholder may sustain losses. The Investment Adviser cannot predict whether Shares will trade below, at or above their NAV. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related to, but not identical to, the same forces influencing the prices of the securities of a Fund’s Index trading individually or in the aggregate at any point in time.

GOLDMAN SACHS ACTIVEBETA® ETFS

Schedule of Investments (continued)

May 31, 2021 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Tracking Error Risk — Tracking error is the divergence of a Fund’s performance from that of its Index. The performance of a Fund may diverge from that of its Index for a number of reasons. Tracking error may occur because of transaction costs, a Fund’s holding of cash, differences in accrual of dividends, changes to its Index or the need to meet new or existing regulatory requirements. Unlike a Fund, the returns of an Index are not reduced by investment and other operating expenses, including the trading costs associated with implementing changes to its portfolio of investments. Tracking error risk may be heightened during times of market volatility or other unusual market conditions.